UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
1.59 5.26
This Page is not Part of Your Fund Report

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class I Shares outperformed the Fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index, while the Fund’s Class III Shares performed in line with the benchmark.
What factors influenced performance?
High-yield bonds delivered positive returns and outpaced the investment-grade bond market over the 12 months. The gains were driven by the combination of a strong economic recovery, rising oil prices, and continued support from fiscal and monetary policy. Together, these factors helped fuel investors’ appetite for both risk and yield.
During the period, security selection within the independent energy, technology and health care sectors positively contributed to performance. By credit rating, an overweight allocation to the BBB ratings category proved additive. Out-of-benchmark allocations to equities and floating rate loan interests (“bank loans’) contributed to performance as well.
From a sector perspective, an underweight allocation to oil field services and security selection within automotive and finance companies and detracted from returns. By credit rating, the Fund’s underweight allocation to BB rated names and security selection within the CCC ratings category weighed on performance.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
During the period, the Fund increased its exposure to the technology, independent energy and health care sectors while reducing exposure to the banking, refining and restaurant sectors. The Fund reduced the allocation to investment-grade bonds during 2021, ending the period with a weighting of approximately 1.6% in this area. The Fund increased its tactical allocation to liquid high yield products, mainly credit default swap indices, ending the period with an exposure of approximately 1.5%.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund was underweight in BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweight positions were in technology, cable & satellite and building materials, and the largest underweights included media & entertainment, finance companies and retailers. The Fund continued to hold a tactical allocation of about 9% in bank loans, which the investment adviser believes offers attractive value versus high-yield bonds. The Fund also held an out-of-benchmark allocation to equities of approximately 2%.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares, prior to February 15, 2012, the recommencement of operations of Class III Shares, are based upon performance of Class I Shares of the Predecessor Fund (as defined below), as adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (formerly Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index), an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c )
..................................................... 4.02% 3.93% 5.34% 6.36% 6.78%
Class III
(c )
.................................................... 3.79 3.68 5.23 6.11 6.53
(d )
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............. — — 5.26 6.28 6.82
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/ payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
The returns for Class III Shares prior to February 15, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock High Yield V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,014.50 $ 2.84 $ 1,000.00 $ 1,022.38 $ 2.85 0.56%
Class III .................................. 1,000.00 1,013.30 4.06 1,000.00 1,021.17 4.08 0.80
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 6
BB/Ba ......................................... 39
B ............................................ 37
CCC/Caa ....................................... 14
CC/Ca ........................................ —
(c)
NR ........................................... 4
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 2.1%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
................ 346 $ 15,999
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
............... 49,241 655,398
Element Solutions, Inc. ................ 41,922 1,017,866
1,673,264
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
.......... 13,579 149,912
Electrical Equipment — 0.1%
(a)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(b)
..................... 56,202 507,504
Sensata Technologies Holding plc ......... 9,474 584,451
1,091,955
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ....... 21,702 1,056,019
VICI Properties, Inc. .................. 78,008 2,348,821
3,404,840
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 9,944 366,437
Life Sciences Tools & Services — 0.2%
(a)
Avantor , Inc. ....................... 22,646 954,302
Syneos Health, Inc. .................. 8,586 881,611
1,835,913
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 106,359 352,048
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
.............. 49,457 885,775
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp. ............. 31,189 2,012,314
Devon Energy Corp. .................. 5,255 231,483
Diamondback Energy, Inc. .............. 5,562 599,862
DT Midstream, Inc. ................... 9,684 464,638
Energy Transfer LP .................. 167,486 1,378,410
Enterprise Products Partners LP .......... 43,186 948,365
EQT Corp.
(a)
....................... 31,041 677,004
Hess Corp. ........................ 1,944 143,914
Occidental Petroleum Corp. ............. 9,772 283,290
6,739,280
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
.............. 5,600 234,808
Semiconductors & Semiconductor Equipment — 0.1%
Global Foundries, Inc.
(a)
............... 6,237 405,218
Software — 0.1%
Informatica , Inc., Class A
(a)
............. 18,591 687,495
Total Common Stocks — 2.1%
(Cost: $14,413,549) ............................... 17,842,944
Par (000)
Par (000)
Corporate Bonds — 82.9%
Aerospace & Defense — 2.7%
Bombardier, Inc.
(c)
7.50%, 12/01/24 .................. USD 277 288,599
7.50%, 03/15/25 .................. 58 59,088
7.13%, 06/15/26 .................. 1,645 1,706,539
7.88%, 04/15/27 .................. 808 837,977
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.00%, 02/15/28 .................. USD 879 $ 881,663
7.45%, 05/01/34 .................. 201 246,225
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 .................. 457 463,855
4.13%, 04/15/29 .................. 326 330,075
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 741 737,295
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 12 12,930
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
................ 516 530,190
Rolls-Royce plc, 5.75%, 10/15/27
(c)
....... 1,940 2,145,446
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
.. 251 260,099
TransDigm , Inc.
8.00%, 12/15/25
(c)
................. 1,137 1,199,501
6.25%, 03/15/26
(c)
................. 8,533 8,868,988
6.38%, 06/15/26 .................. 135 138,709
7.50%, 03/15/27 .................. 215 224,675
4.63%, 01/15/29 .................. 526 524,253
4.88%, 05/01/29 .................. 1,779 1,786,650
Triumph Group, Inc., 8.88%, 06/01/24
(c)
.... 1,604 1,749,451
22,992,208
Airlines — 1.9%
Air Canada, 3.88%, 08/15/26
(c)
.......... 978 997,560
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................. 1,774 2,188,672
5.50%, 04/20/26 .................. 974 1,013,275
5.75%, 04/20/29 .................. 3,137 3,352,348
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 .................. 170 194,380
4.75%, 10/20/28 .................. 1,161 1,267,790
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
................ 489 511,616
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,768 1,887,340
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
69 75,739
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 90 93,491
Series 2020-1, Class A, 5.88%, 10/15/27 . 812 889,516
United Airlines, Inc.
(c)
4.38%, 04/15/26 .................. 908 946,804
4.63%, 04/15/29 .................. 2,813 2,900,906
16,319,437
Auto Components — 1.6%
Adient US LLC, 9.00%, 04/15/25
(c)
....... 305 324,063
Allison Transmission, Inc.
(c)
5.88%, 06/01/29 .................. 447 486,112
3.75%, 01/30/31 .................. 358 349,050
Clarios Global LP
(c)
6.75%, 05/15/25 .................. 911 954,273
6.25%, 05/15/26 .................. 1,622 1,697,017
8.50%, 05/15/27 .................. 4,940 5,236,400
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... 579 602,693
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
..................... 248 244,900
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 152 164,310
5.00%, 07/15/29
(c)
................. 263 282,515
5.25%, 07/15/31
(c)
................. 357 387,597
5.63%, 04/30/33 .................. 832 907,920
Icahn Enterprises LP
5.25%, 05/15/27 .................. 784 806,289
4.38%, 02/01/29 .................. 791 771,225
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
... 126 125,370
Tenneco, Inc., 7.88%, 01/15/29
(c)
........ 92 99,360
13,439,094

BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 .................. USD 82 $ 89,442
3.25%, 02/12/32 .................. 1,426 1,460,224
4.75%, 01/15/43 .................. 167 184,326
5.29%, 12/08/46 .................. 160 188,040
Thor Industries, Inc., 4.00%, 10/15/29
(c)
.... 378 374,220
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
210 224,855
2,521,107
Banks — 0.3%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 .................. EUR 100 16,509
4.75%, 01/15/18 .................. 100 16,508
4.00%, 01/21/19 .................. 100 16,508
Barclays plc
5.20%, 05/12/26 .................. USD 200 223,174
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(f)(g)
..................... 940 920,730
HSBC Holdings plc
(f)(g)
(USD Swap Rate 5 Year + 3.75%), 6.00% . 465 500,456
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 200 199,836
Intesa Sanpaolo SpA
(c)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32 ................ 320 322,776
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42 ................ 235 241,439
2,457,936
Building Products — 1.0%
(c)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 545 563,394
Builders FirstSource, Inc., 6.75%, 06/01/27 .. 151 159,305
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 757 809,119
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 822 817,890
Forterra Finance LLC, 6.50%, 07/15/25 .... 676 717,439
James Hardie International Finance DAC,
5.00%, 01/15/28 ................. 200 208,000
JELD-WEN, Inc.
6.25%, 05/15/25 .................. 245 256,025
4.63%, 12/15/25 .................. 99 99,742
4.88%, 12/15/27 .................. 30 30,784
Masonite International Corp.
5.38%, 02/01/28 .................. 74 77,607
3.50%, 02/15/30 .................. 454 448,893
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 .................. 181 183,534
9.75%, 07/15/28 .................. 215 230,050
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 1,765 1,884,226
Standard Industries, Inc.
5.00%, 02/15/27 .................. 221 227,498
4.38%, 07/15/30 .................. 1,006 1,026,628
3.38%, 01/15/31 .................. 191 183,988
Summit Materials LLC, 5.25%, 01/15/29 .... 278 291,177
Victors Merger Corp., 6.38%, 05/15/29 ..... 317 297,980
8,513,279
Capital Markets — 0.4%
(c)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 . 208 212,859
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 403 422,143
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse Group AG
(f)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... USD 300 $ 323,340
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ....................... 405 418,162
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26 ................. 250 254,642
MSCI, Inc.
3.63%, 09/01/30 .................. 96 98,160
3.88%, 02/15/31 .................. 492 512,295
3.63%, 11/01/31 .................. 253 262,487
3.25%, 08/15/33 .................. 762 770,573
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(f)(g)
..................... 320 316,096
3,590,757
Chemicals — 2.0%
Ashland LLC, 3.38%, 09/01/31
(c)
......... 693 687,803
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 423 440,978
3.38%, 02/15/29 .................. 337 326,047
Chemours Co. (The), 5.75%, 11/15/28
(c)
.... 186 194,625
Diamond BC BV, 4.63%, 10/01/29
(c)
....... 591 586,254
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 3,867 3,886,335
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
... 1,200 1,200,888
Gates Global LLC, 6.25%, 01/15/26
(c)
...... 574 592,655
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
..................... 534 547,350
HB Fuller Co., 4.25%, 10/15/28 ......... 165 169,950
Herens Midco SARL, 4.75%, 05/15/28
(c)
.... 888 870,240
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 553 589,730
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 132 128,535
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(g)
. 525 535,500
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 253 249,205
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 402,181
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
.. 81 83,632
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
.. 268 250,580
SCIL IV LLC, 5.38%, 11/01/26
(c)
......... 537 551,096
Scotts Miracle- Gro Co. (The)
(c)
4.00%, 04/01/31 .................. 490 483,875
4.38%, 02/01/32 .................. 55 54,863
SPCM SA, 3.13%, 03/15/27
(c)
.......... 210 207,518
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 3,850 3,941,438
16,981,278
Commercial Services & Supplies — 2.7%
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 .................. 2,500 2,623,000
9.75%, 07/15/27 .................. 1,545 1,650,717
4.63%, 06/01/28 .................. 3,485 3,461,419
6.00%, 06/01/29 .................. 2,192 2,131,720
APi Escrow Corp., 4.75%, 10/15/29
(c)
...... 225 229,500
APi Group DE, Inc., 4.13%, 07/15/29
(c)
..... 277 278,385
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 455 477,750
5.75%, 07/15/29 .................. 954 939,690
Aramark Services, Inc., 5.00%, 04/01/25
(c)
... 246 250,969
Brink's Co. (The), 5.50%, 07/15/25
(c)
...... 114 118,560
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 .................. 233 239,990
5.13%, 07/15/29 .................. 199 210,940
Covanta Holding Corp., 5.00%, 09/01/30 ... 239 243,780
Covert Mergeco, Inc., 4.88%, 12/01/29
(c)
.... 168 170,520

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. USD 690 $ 686,550
9.50%, 11/01/27 .................. 363 391,381
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 .................. 140 144,052
3.75%, 08/01/25 .................. 170 171,700
5.13%, 12/15/26 .................. 1,071 1,113,840
4.00%, 08/01/28 .................. 514 503,720
3.50%, 09/01/28 .................. 474 466,890
4.75%, 06/15/29 .................. 990 998,662
4.38%, 08/15/29 .................. 649 642,916
IAA, Inc., 5.50%, 06/15/27
(c)
........... 274 283,933
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... 170 170,850
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. 101 101,252
5.88%, 06/30/29 .................. 894 894,000
Nielsen Finance LLC
(c)
5.63%, 10/01/28 .................. 470 485,275
5.88%, 10/01/30 .................. 317 334,701
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 .................. 42 45,094
3.38%, 08/31/27 .................. 62 59,854
6.25%, 01/15/28 .................. 669 697,433
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 229 225,565
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 1,204 1,197,980
22,642,588
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(c)
.......... 1,371 1,453,260
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
..................... 1,055 1,055,000
CommScope , Inc.
(c)
6.00%, 03/01/26 .................. 151 155,530
8.25%, 03/01/27 .................. 342 351,470
7.13%, 07/01/28 .................. 535 525,638
4.75%, 09/01/29 .................. 1,332 1,323,755
Nokia OYJ
4.38%, 06/12/27 .................. 187 201,960
6.63%, 05/15/39 .................. 107 148,061
ViaSat , Inc.
(c)
5.63%, 04/15/27 .................. 543 559,670
6.50%, 07/15/28 .................. 730 731,825
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 655 654,967
7,161,136
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 676 685,295
Brand Industrial Services, Inc., 8.50%, 07/15/25 361 360,664
Dycom Industries, Inc., 4.50%, 04/15/29 .... 190 193,562
MasTec, Inc., 4.50%, 08/15/28 .......... 318 330,323
1,569,844
Consumer Finance — 1.4%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
............... 1,505 1,507,634
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
..................... 167 165,748
Ford Motor Credit Co. LLC
3.81%, 01/09/24 .................. 200 207,448
4.69%, 06/09/25 .................. 200 215,000
5.13%, 06/16/25 .................. 548 595,950
4.13%, 08/04/25 .................. 650 689,812
3.38%, 11/13/25 .................. 200 207,784
4.39%, 01/08/26 .................. 475 511,812
2.70%, 08/10/26 .................. 607 612,311
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13%, 08/17/27 .................. USD 200 $ 215,876
3.82%, 11/02/27 .................. 200 211,462
2.90%, 02/16/28 .................. 585 586,463
5.11%, 05/03/29 .................. 303 344,284
4.00%, 11/13/30 .................. 911 980,054
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 ..................... 273 263,316
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
................ 389 353,718
Navient Corp.
6.13%, 03/25/24 .................. 150 159,937
5.88%, 10/25/24 .................. 49 52,246
5.50%, 03/15/29 .................. 617 615,458
OneMain Finance Corp.
6.88%, 03/15/25 .................. 227 252,537
7.13%, 03/15/26 .................. 819 933,660
3.50%, 01/15/27 .................. 1,057 1,045,109
6.63%, 01/15/28 .................. 155 173,600
5.38%, 11/15/29 .................. 61 66,325
4.00%, 09/15/30 .................. 8 7,867
SLM Corp., 3.13%, 11/02/26 ........... 393 389,070
11,364,481
Containers & Packaging — 2.2%
ARD Finance SA, 6.50%, 06/30/27
(c)
...... 2,721 2,802,630
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
................ 3,634 3,600,385
Ardagh Packaging Finance plc
(c)
4.13%, 08/15/26 .................. 801 819,023
4.75%, 07/15/27 .................. GBP 100 135,245
5.25%, 08/15/27 .................. USD 2,427 2,442,169
Ball Corp.
2.88%, 08/15/30 .................. 71 68,870
3.13%, 09/15/31 .................. 923 911,462
Canpack SA, 3.13%, 11/01/25
(c)
......... 211 211,528
Crown Americas LLC, 4.25%, 09/30/26 .... 275 293,562
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 94,087
Graphic Packaging International LLC
(c)
4.75%, 07/15/27 .................. 128 138,240
3.50%, 03/15/28 .................. 15 14,963
3.50%, 03/01/29 .................. 59 58,557
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
..................... 274 274,000
LABL, Inc., 5.88%, 11/01/28
(c)
.......... 587 604,977
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
................ 389 392,567
Sealed Air Corp.
(c)
5.13%, 12/01/24 .................. 20 21,400
4.00%, 12/01/27 .................. 143 149,025
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 3 3,064
Trivium Packaging Finance BV
(c)( i )
5.50%, 08/15/26 .................. 1,316 1,368,640
8.50%, 08/15/27 .................. 4,176 4,416,120
18,820,514
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 .................. 220 225,111
3.88%, 11/15/29 .................. 97 96,757
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 220,551
542,419
Diversified Consumer Services — 0.6%
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 105 109,069
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
... 427 419,395

BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Service Corp. International
5.13%, 06/01/29 .................. USD 89 $ 95,452
3.38%, 08/15/30 .................. 279 273,858
4.00%, 05/15/31 .................. 990 1,002,375
Sotheby's
(c)
7.38%, 10/15/27 .................. 1,743 1,856,295
5.88%, 06/01/29 .................. 1,375 1,402,500
5,158,944
Diversified Financial Services — 0.7%
(c)
Jefferies Finance LLC, 5.00%, 08/15/28 .... 665 681,625
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ...................... 648 656,910
Sabre GLBL, Inc.
9.25%, 04/15/25 .................. 781 882,530
7.38%, 09/01/25 .................. 395 412,775
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 636 658,902
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,393 2,543,616
5,836,358
Diversified Telecommunication Services — 6.4%
Altice France Holding SA
(c)
10.50%, 05/15/27 ................. 3,707 3,985,025
6.00%, 02/15/28 .................. 1,263 1,206,165
Altice France SA
(c)
8.13%, 02/01/27 .................. 582 622,012
5.50%, 01/15/28 .................. 900 893,169
5.13%, 01/15/29 .................. 614 598,650
5.13%, 07/15/29 .................. 3,419 3,335,064
5.50%, 10/15/29 .................. 1,387 1,366,195
CCO Holdings LLC
5.00%, 02/01/28
(c)
................. 316 328,640
5.38%, 06/01/29
(c)
................. 162 174,820
4.75%, 03/01/30
(c)
................. 657 683,280
4.50%, 08/15/30
(c)
................. 939 960,775
4.25%, 02/01/31
(c)
................. 1,358 1,369,923
4.50%, 05/01/32 .................. 1,744 1,794,140
4.50%, 06/01/33
(c)
................. 424 432,578
4.25%, 01/15/34
(c)
................. 2,283 2,246,078
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
..................... 800 848,000
Frontier Communications Corp.
(c)
5.88%, 10/15/27 .................. 1,083 1,145,272
5.00%, 05/01/28 .................. 1,348 1,388,440
6.75%, 05/01/29 .................. 799 830,960
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
..................... 1,211 1,217,055
Iliad Holding SAS
(c)
6.50%, 10/15/26 .................. 2,100 2,206,533
7.00%, 10/15/28 .................. 1,065 1,119,922
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(i)
.................... 106 107,458
Level 3 Financing, Inc.
(c)
4.25%, 07/01/28 .................. 1,012 1,001,880
3.63%, 01/15/29 .................. 176 167,200
3.75%, 07/15/29 .................. 343 325,850
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)
................. 1,138 1,184,237
4.00%, 02/15/27
(c)
................. 801 812,655
4.50%, 01/15/29
(c)
................. 1,459 1,411,582
5.38%, 06/15/29
(c)
................. 1,320 1,320,000
Series P, 7.60%, 09/15/39 ........... 81 86,873
Series U, 7.65%, 03/15/42 ........... 439 472,406
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... 200 204,750
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
6.88%, 11/15/28 .................. USD 2,217 $ 2,804,505
8.75%, 03/15/32 .................. 2,639 3,958,500
Switch Ltd.
(c)
3.75%, 09/15/28 .................. 554 558,155
4.13%, 06/15/29 .................. 1,694 1,732,115
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 408 439,336
6.00%, 09/30/34 .................. 739 781,614
7.20%, 07/18/36 .................. 201 230,459
7.72%, 06/04/38 .................. 544 639,350
Telesat Canada, 4.88%, 06/01/27
(c)
....... 284 250,772
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 .................. 2,680 2,641,864
6.13%, 03/01/28 .................. 4,079 4,017,815
53,902,072
Electric Utilities — 1.0%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
............ 385 393,393
FirstEnergy Corp.
2.65%, 03/01/30 .................. 581 573,738
Series B, 2.25%, 09/01/30 ........... 38 36,582
Series C, 7.38%, 11/15/31 ........... 722 974,267
Series C, 3.40%, 03/01/50 ........... 1,683 1,649,340
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 .................. 834 1,052,462
4.55%, 04/01/49 .................. 652 744,301
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
..................... 13 13,455
NRG Energy, Inc.
5.75%, 01/15/28 .................. 8 8,457
3.63%, 02/15/31
(c)
................. 501 488,475
3.88%, 02/15/32
(c)
................. 565 553,700
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 897 930,637
PG&E Corp., 5.25%, 07/01/30 .......... 273 286,295
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
455 455,742
8,160,844
Electrical Equipment — 0.3%
(c)
Sensata Technologies BV
5.63%, 11/01/24 .................. 187 205,569
4.00%, 04/15/29 .................. 619 632,154
Vertiv Group Corp., 4.13%, 11/15/28 ...... 1,856 1,874,560
2,712,283
Electronic Equipment, Instruments & Components — 0.3%
(c)
II-VI, Inc., 5.00%, 12/15/29 ............ 746 761,830
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 1,180 1,239,000
3.75%, 02/15/31 .................. 408 406,552
2,407,382
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 259 271,950
6.25%, 04/01/28 .................. 1,589 1,656,882
ChampionX Corp., 6.38%, 05/01/26 ....... 122 126,880
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 .................. 122 112,850
7.50%, 01/15/28 .................. 314 284,170
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
... 474 490,680
Tervita Corp., 11.00%, 12/01/25
(c)
........ 125 143,906
Transocean, Inc., 11.50%, 01/30/27
(c)
...... 241 236,180

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
USA Compression Partners LP
6.88%, 04/01/26 .................. USD 831 $ 864,240
6.88%, 09/01/27 .................. 1,155 1,219,969
Weatherford International Ltd.
(c)
6.50%, 09/15/28 .................. 30 31,743
8.63%, 04/30/30 .................. 474 492,083
5,931,533
Entertainment — 0.5%
(c)
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26 ...................... 587 579,988
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 260 264,550
Live Nation Entertainment, Inc.
4.88%, 11/01/24 .................. 59 59,590
6.50%, 05/15/27 .................. 1,731 1,893,281
4.75%, 10/15/27 .................. 169 173,648
3.75%, 01/15/28 .................. 644 639,170
Playtika Holding Corp., 4.25%, 03/15/29 .... 750 735,000
WMG Acquisition Corp., 3.88%, 07/15/30 ... 191 194,104
4,539,331
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Finance Trust, Inc., 4.50%, 09/30/28
(c)
147 148,082
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 397 389,485
CTR Partnership LP, 3.88%, 06/30/28
(c)
.... 338 344,760
Diversified Healthcare Trust, 9.75%, 06/15/25 356 385,174
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 260 253,921
GLP Capital LP, 3.25%, 01/15/32 ........ 105 105,566
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
.... 384 387,840
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 1,128 1,154,474
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 .................. 670 706,060
5.63%, 07/15/32 .................. 264 282,529
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 79 84,429
4.50%, 09/01/26 .................. 507 545,025
5.75%, 02/01/27 .................. 351 396,630
4.50%, 01/15/28 .................. 827 893,160
3.88%, 02/15/29
(c)
................. 1,941 2,038,050
MPT Operating Partnership LP
4.63%, 08/01/29 .................. 913 963,215
3.50%, 03/15/31 .................. 2,357 2,383,516
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 1,582 1,613,640
4.50%, 02/15/29
(c)
................. 798 798,000
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. 258 259,419
4.00%, 09/15/29 .................. 217 214,682
SBA Communications Corp., 3.88%, 02/15/27 661 680,830
Service Properties Trust
4.35%, 10/01/24 .................. 68 66,640
7.50%, 09/15/25 .................. 676 732,402
5.50%, 12/15/27 .................. 209 214,493
Uniti Group LP
(c)
7.88%, 02/15/25 .................. 188 196,225
4.75%, 04/15/28 .................. 689 683,302
6.50%, 02/15/29 .................. 1,073 1,069,314
6.00%, 01/15/30 .................. 335 322,386
VICI Properties LP
(c)
3.50%, 02/15/25 .................. 292 296,380
4.25%, 12/01/26 .................. 690 718,614
3.75%, 02/15/27 .................. 911 940,922
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 12/01/29 .................. USD 1,384 $ 1,472,887
4.13%, 08/15/30 .................. 1,632 1,725,840
23,467,892
Food & Staples Retailing — 0.5%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 .................. 707 720,256
4.63%, 01/15/27 .................. 793 832,206
5.88%, 02/15/28 .................. 1,088 1,153,280
4.88%, 02/15/30 .................. 287 309,880
Performance Food Group, Inc., 4.25%,
08/01/29 ...................... 692 686,505
United Natural Foods, Inc., 6.75%, 10/15/28 . 152 162,762
US Foods, Inc.
6.25%, 04/15/25 .................. 231 240,529
4.75%, 02/15/29 .................. 442 449,182
4,554,600
Food Products — 2.1%
Chobani LLC
(c)
7.50%, 04/15/25 .................. 1,111 1,143,719
4.63%, 11/15/28 .................. 1,060 1,089,102
JBS USA LUX SA, 3.75%, 12/01/31
(c)
...... 1,286 1,305,290
Kraft Heinz Foods Co.
5.00%, 07/15/35 .................. 137 167,598
6.88%, 01/26/39 .................. 414 608,469
4.63%, 10/01/39 .................. 129 151,508
6.50%, 02/09/40 .................. 280 398,229
5.00%, 06/04/42 .................. 125 155,495
5.20%, 07/15/45 .................. 481 611,579
4.38%, 06/01/46 .................. 718 840,778
4.88%, 10/01/49 .................. 3,194 4,011,480
5.50%, 06/01/50 .................. 3,067 4,152,367
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 20 21,650
4.13%, 01/31/30 .................. 373 382,769
4.38%, 01/31/32 .................. 523 539,354
Pilgrim's Pride Corp.
(c)
4.25%, 04/15/31 .................. 110 115,500
3.50%, 03/01/32 .................. 1,168 1,179,680
Post Holdings, Inc.
(c)
5.75%, 03/01/27 .................. 6 6,195
5.63%, 01/15/28 .................. 165 174,857
5.50%, 12/15/29 .................. 139 146,038
4.63%, 04/15/30 .................. 54 54,999
4.50%, 09/15/31 .................. 203 201,477
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... 543 534,855
17,992,988
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 266 268,993
Health Care Equipment & Supplies — 1.2%
(c)
Avantor Funding, Inc.
4.63%, 07/15/28 .................. 1,541 1,606,493
3.88%, 11/01/29 .................. 974 984,626
Hologic, Inc., 3.25%, 02/15/29 .......... 192 192,000
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29 .................. 1,303 1,298,400
5.25%, 10/01/29 .................. 2,715 2,752,033
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 .................. 907 956,885
7.25%, 02/01/28 .................. 2,003 2,153,225
Teleflex, Inc., 4.25%, 06/01/28 .......... 297 305,966
10,249,628

BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 4.6%
180 Medical, Inc., 3.88%, 10/15/29
(c)
...... USD 313 $ 316,912
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 .................. 335 352,108
5.00%, 04/15/29 .................. 202 207,555
AdaptHealth LLC
(c)
6.13%, 08/01/28 .................. 205 217,300
5.13%, 03/01/30 .................. 104 105,820
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 653 646,470
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
.... 119 111,563
Akumin, Inc., 7.00%, 11/01/25
(c)
......... 135 128,480
Cano Health LLC, 6.25%, 10/01/28
(c)
...... 279 279,008
Centene Corp.
4.25%, 12/15/27 .................. 187 194,948
2.45%, 07/15/28 .................. 1,302 1,282,470
4.63%, 12/15/29 .................. 1,668 1,798,871
3.00%, 10/15/30 .................. 2,605 2,648,009
2.50%, 03/01/31 .................. 2,826 2,751,153
2.63%, 08/01/31 .................. 863 845,740
Community Health Systems, Inc.
(c)
6.63%, 02/15/25 .................. 2,601 2,692,035
8.00%, 03/15/26 .................. 2,012 2,115,115
5.63%, 03/15/27 .................. 1,888 1,998,127
6.00%, 01/15/29 .................. 727 775,164
6.88%, 04/15/29 .................. 222 226,162
6.13%, 04/01/30 .................. 615 608,432
DaVita, Inc., 4.63%, 06/01/30
(c)
......... 21 21,499
Encompass Health Corp.
4.50%, 02/01/28 .................. 117 120,364
4.75%, 02/01/30 .................. 807 831,210
4.63%, 04/01/31 .................. 369 375,457
HCA, Inc.
5.63%, 09/01/28 .................. 1,228 1,434,906
5.88%, 02/01/29 .................. 280 333,634
3.50%, 09/01/30 .................. 2,320 2,451,950
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 879 870,210
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 .................. 289 301,283
4.38%, 02/15/27 .................. 127 127,952
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 666 662,670
MEDNAX, Inc., 6.25%, 01/15/27
(c)
........ 116 121,365
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
..................... 343 350,292
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 313 328,650
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 597 614,910
3.88%, 11/15/30 .................. 372 385,950
3.88%, 05/15/32 .................. 452 454,825
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 299 299,747
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 765 810,900
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 173 182,809
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 .................. 1,130 1,138,475
10.00%, 04/15/27 ................. 1,060 1,126,250
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 .................. 406 415,135
7.50%, 04/01/25 .................. 459 483,074
4.88%, 01/01/26 .................. 953 978,855
6.25%, 02/01/27 .................. 180 186,300
5.13%, 11/01/27 .................. 1,264 1,316,140
4.63%, 06/15/28 .................. 96 98,640
6.13%, 10/01/28 .................. 743 784,764
4.25%, 06/01/29 .................. 287 291,446
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 6.25%, 05/15/27
(c)
......... USD 277 $ 289,119
38,490,223
Health Care Technology — 0.1%
IQVIA, Inc.
(c)
5.00%, 10/15/26 .................. 298 305,822
5.00%, 05/15/27 .................. 226 233,978
539,800
Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC
(c)
3.88%, 01/15/28 .................. 509 515,495
4.38%, 01/15/28 .................. 1,156 1,179,120
Affinity Gaming, 6.88%, 12/15/27
(c)
....... 272 282,880
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
..................... EUR 506 578,684
Boyd Gaming Corp.
8.63%, 06/01/25
(c)
................. USD 256 274,309
4.75%, 12/01/27 .................. 454 463,080
4.75%, 06/15/31
(c)
................. 715 729,300
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 490 504,700
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 .................. 2,597 2,725,876
8.13%, 07/01/27 .................. 2,653 2,938,038
4.63%, 10/15/29 .................. 1,460 1,460,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
..................... 417 435,479
Carnival Corp.
(c)
10.50%, 02/01/26 ................. 1,290 1,472,529
5.75%, 03/01/27 .................. 2,230 2,230,000
9.88%, 08/01/27 .................. 792 905,030
4.00%, 08/01/28 .................. 3,331 3,306,017
6.00%, 05/01/29 .................. 1,221 1,214,895
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 291 303,004
Cedar Fair LP
5.50%, 05/01/25
(c)
................. 1,695 1,754,325
6.50%, 10/01/28 .................. 87 92,655
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 521 536,630
4.75%, 01/15/28 .................. 381 394,335
Empire Resorts, Inc., 7.75%, 11/01/26
(c)
.... 345 346,725
Everi Holdings, Inc., 5.00%, 07/15/29
(c)
..... 108 109,080
Genting New York LLC, 3.30%, 02/15/26
(c)
... 200 198,061
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
.... 1,489 1,489,000
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................. 321 342,963
4.88%, 01/15/30 .................. 788 842,175
4.00%, 05/01/31
(c)
................. 1,328 1,357,933
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... 232 245,449
Life Time, Inc.
(c)
5.75%, 01/15/26 .................. 567 586,845
8.00%, 04/15/26 .................. 364 381,443
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 398,610
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 208,000
MGM Resorts International
6.00%, 03/15/23 .................. 308 321,860
5.75%, 06/15/25 .................. 41 44,126
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 485 487,425
NCL Corp. Ltd.
(c)
10.25%, 02/01/26 ................. 125 145,392
5.88%, 03/15/26 .................. 822 818,359
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 681 670,785
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
..................... 438 473,040
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
189 183,330

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Powdr Corp., 6.00%, 08/01/25
(c)
......... USD 344 $ 357,760
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. 214 212,329
5.88%, 09/01/31 .................. 239 239,829
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 371 374,710
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................. 150 163,876
9.13%, 06/15/23 .................. 275 290,812
11.50%, 06/01/25 ................. 216 241,920
5.50%, 08/31/26 .................. 241 245,049
5.50%, 04/01/28 .................. 796 805,202
Scientific Games International, Inc.
8.63%, 07/01/25
(c)
................. 332 354,410
3.38%, 02/15/26
(e)
................. EUR 500 573,665
8.25%, 03/15/26
(c)
................. USD 1,011 1,064,078
7.00%, 05/15/28
(c)
................. 256 272,640
7.25%, 11/15/29
(c)
................. 193 215,195
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
1,148 1,225,998
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 392 394,234
4.63%, 12/01/31 .................. 549 553,502
Travel + Leisure Co., 6.63%, 07/31/26
(c)
.... 199 220,659
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
...... 249 258,960
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 379 378,526
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 227 233,810
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 483 493,781
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 .................. 320 335,600
5.13%, 10/01/29 .................. 1,224 1,242,360
Yum! Brands, Inc.
7.75%, 04/01/25
(c)
................. 420 442,575
4.75%, 01/15/30
(c)
................. 10 10,825
5.35%, 11/01/43 .................. 10 11,058
45,160,345
Household Durables — 0.9%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 .................. 116 122,380
4.63%, 08/01/29 .................. 208 205,400
4.63%, 04/01/30 .................. 224 220,080
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 .................. 418 418,292
4.88%, 02/15/30 .................. 307 314,003
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 645,750
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 205 213,200
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
..................... 521 544,445
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 246 258,730
4.63%, 03/01/30 .................. 262 266,834
Meritage Homes Corp., 5.13%, 06/06/27 .... 240 264,317
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
118 120,360
Newell Brands, Inc., 6.00%, 04/01/46
(i)
..... 234 300,231
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
421 439,945
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 620 595,947
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 .................. 161 180,320
5.13%, 08/01/30 .................. 49 53,900
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 536 545,380
3.88%, 10/15/31 .................. 619 620,170
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 22 24,090
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 123 133,916
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. USD 385 $ 413,394
5.70%, 06/15/28 .................. 91 100,100
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
..................... 513 529,673
7,530,857
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 399 402,491
4.13%, 04/30/31
(c)
................. 386 387,930
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 .................. 43 43,914
4.38%, 03/31/29 .................. 31 30,254
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 .................. 346 362,868
5.50%, 07/15/30 .................. 244 261,690
3.88%, 03/15/31 .................. 67 66,162
1,555,309
Independent Power and Renewable Electricity Producers
— 0.4%
(c)
Calpine Corp.
5.25%, 06/01/26 .................. 44 45,144
4.50%, 02/15/28 .................. 4 4,150
5.13%, 03/15/28 .................. 1,916 1,945,047
4.63%, 02/01/29 .................. 278 274,177
5.00%, 02/01/31 .................. 126 126,000
3.75%, 03/01/31 .................. 4 3,855
Clearway Energy Operating LLC
4.75%, 03/15/28 .................. 308 323,785
3.75%, 01/15/32 .................. 588 583,590
3,305,748
Insurance — 2.2%
(c)
Acrisure LLC, 6.00%, 08/01/29 .......... 447 441,412
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 .................. 3,385 3,385,000
6.75%, 10/15/27 .................. 4,282 4,442,575
5.88%, 11/01/29 .................. 2,447 2,489,578
AmWINS Group, Inc., 4.88%, 06/30/29 ..... 541 546,410
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(h)
.......... 226 238,495
AssuredPartners, Inc., 5.63%, 01/15/29 .... 254 247,015
BroadStreet Partners, Inc., 5.88%, 04/15/29 . 262 257,415
GTCR AP Finance, Inc., 8.00%, 05/15/27 ... 508 527,050
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25 ...................... 14 14,515
HUB International Ltd., 7.00%, 05/01/26 .... 1,031 1,059,352
NFP Corp.
4.88%, 08/15/28 .................. 1,679 1,695,790
6.88%, 08/15/28 .................. 3,126 3,134,065
18,478,672
Interactive Media & Services — 0.1%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... 344 335,400
Twitter, Inc., 3.88%, 12/15/27 ........... 634 660,710
996,110
Internet & Direct Marketing Retail — 0.2%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ....... 411 401,753
Go Daddy Operating Co. LLC
5.25%, 12/01/27 .................. 82 84,767
3.50%, 03/01/29 .................. 252 250,071
Match Group Holdings II LLC
4.63%, 06/01/28 .................. 82 85,313
5.63%, 02/15/29 .................. 164 175,480

BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
4.13%, 08/01/30 .................. USD 368 $ 371,680
3.63%, 10/01/31 .................. 257 249,611
1,618,675
IT Services — 1.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. 1,010 1,004,950
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
.. 216 214,380
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
..... 188 187,902
Austin BidCo, Inc., 7.13%, 12/15/28
(c)
...... 124 128,030
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 601,211
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 .................. 882 897,435
4.00%, 07/01/29 .................. 1,190 1,229,133
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 1,259 1,301,554
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 276 267,720
5.63%, 09/15/28 .................. 855 842,868
Endure Digital, Inc., 6.00%, 02/15/29
(c)
..... 284 264,120
Gartner, Inc.
(c)
4.50%, 07/01/28 .................. 256 267,363
3.63%, 06/15/29 .................. 483 488,337
3.75%, 10/01/30 .................. 667 681,941
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
..................... 585 602,550
MoneyGram International, Inc., 5.38%,
08/01/26
(c)
..................... 225 228,375
Northwest Fiber LLC
(c)
4.75%, 04/30/27 .................. 1,482 1,467,180
6.00%, 02/15/28 .................. 844 827,120
10.75%, 06/01/28 ................. 149 162,410
Square, Inc., 3.50%, 06/01/31
(c)
......... 1,465 1,501,625
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
.. 314 324,990
Twilio, Inc., 3.88%, 03/15/31 ........... 738 745,159
14,236,353
Leisure Products — 0.3%
Mattel, Inc.
5.88%, 12/15/27
(c)
................. 433 465,458
3.75%, 04/01/29
(c)
................. 202 209,322
6.20%, 10/01/40 .................. 486 628,821
5.45%, 11/01/41 .................. 721 860,694
2,164,295
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 336 349,440
3.75%, 03/15/29 .................. 66 66,660
4.00%, 03/15/31 .................. 196 200,824
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 817 818,021
Syneos Health, Inc., 3.63%, 01/15/29 ..... 792 782,100
2,217,045
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 230 239,200
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
..................... 188 189,410
Clark Equipment Co., 5.88%, 06/01/25
(c)
.... 118 122,425
Colfax Corp., 6.38%, 02/15/26
(c)
......... 238 246,032
EnPro Industries, Inc., 5.75%, 10/15/26 .... 568 593,560
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 241 244,615
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
......... 478 501,900
Meritor, Inc., 4.50%, 12/15/28
(c)
......... 122 122,305
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
210 212,100
OT Merger Corp., 7.88%, 10/15/29
(c)
...... 258 253,808
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 272 277,440
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
. 457 487,276
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp., 5.00%, 05/15/29
(c)
......... USD 565 $ 580,538
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 1,077 1,093,155
Titan International, Inc., 7.00%, 04/30/28 ... 115 122,475
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
720 771,300
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
2,248 2,363,210
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 492 496,920
8,917,669
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
....... 672 675,360
Media — 6.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... 187 195,882
Altice Financing SA
(c)
5.00%, 01/15/28 .................. 1,238 1,208,152
5.75%, 08/15/29 .................. 2,445 2,420,550
AMC Networks, Inc.
5.00%, 04/01/24 .................. 27 27,202
4.75%, 08/01/25 .................. 71 72,509
4.25%, 02/15/29 .................. 242 240,488
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 231,000
Cable One, Inc.
(c)
1.13%, 03/15/28
(j)
................. 419 414,737
4.00%, 11/15/30 .................. 89 87,220
Clear Channel International BV, 6.63%,
08/01/25
(c)
..................... 1,185 1,229,438
Clear Channel Outdoor Holdings, Inc.
(c)
7.75%, 04/15/28 .................. 1,585 1,695,950
7.50%, 06/01/29 .................. 2,814 3,003,945
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(c)
................ 3,083 3,190,165
CSC Holdings LLC
(c)
5.75%, 01/15/30 .................. 895 891,644
4.13%, 12/01/30 .................. 1,555 1,518,069
4.63%, 12/01/30 .................. 1,461 1,382,471
4.50%, 11/15/31 .................. 733 723,837
5.00%, 11/15/31 .................. 229 220,699
DIRECTV Holdings LLC, 5.88%, 08/15/27
(c)
.. 954 976,619
DISH DBS Corp.
5.88%, 07/15/22 .................. 131 133,129
7.75%, 07/01/26 .................. 578 609,790
5.25%, 12/01/26
(c)
................. 3,201 3,251,528
5.75%, 12/01/28
(c)
................. 2,169 2,190,690
5.13%, 06/01/29 .................. 1,713 1,558,830
DISH Network Corp., 3.38%, 08/15/26
(j)
.... 262 247,997
GCI LLC, 4.75%, 10/15/28
(c)
........... 145 148,806
iHeartCommunications, Inc., 8.38%, 05/01/27 69 72,749
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 .................. 806 846,300
5.13%, 07/15/29 .................. 1,030 1,035,150
Liberty Broadband Corp.
(c)(j)
1.25%, 09/30/50 .................. 814 802,604
2.75%, 09/30/50 .................. 1,415 1,433,374
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(c)
209 213,964
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 307 316,210
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. 496 507,547
4.25%, 01/15/29 .................. 210 210,382
Radiate Holdco LLC
(c)
4.50%, 09/15/26 .................. 2,501 2,526,010
6.50%, 09/15/28 .................. 4,034 4,052,294
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
... 29 28,964
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
..................... 479 453,853

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. USD 1,006 $ 1,006,292
4.00%, 07/15/28 .................. 1,522 1,530,508
4.13%, 07/01/30 .................. 324 324,000
3.88%, 09/01/31 .................. 1,708 1,674,608
TEGNA, Inc., 4.63%, 03/15/28 .......... 54 54,583
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ 400 412,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
.. 1,183 1,278,551
Univision Communications, Inc.
(c)
5.13%, 02/15/25 .................. 150 151,500
6.63%, 06/01/27 .................. 198 213,345
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
. 882 899,640
Videotron Ltd., 3.63%, 06/15/29
(c)
........ 602 605,010
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ 2,122 2,138,010
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 .................. 296 304,880
5.13%, 02/28/30 .................. 275 276,375
Ziggo BV
(c)
5.50%, 01/15/27 .................. 361 370,927
4.88%, 01/15/30 .................. 565 579,464
52,190,441
Metals & Mining — 2.3%
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 225 225,225
5.13%, 10/01/31 .................. 253 254,897
Arconic Corp.
(c)
6.00%, 05/15/25 .................. 371 387,695
6.13%, 02/15/28 .................. 578 615,108
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 3,407 3,683,819
Constellium SE
(c)
5.63%, 06/15/28 .................. 663 697,164
3.75%, 04/15/29 .................. 2,128 2,093,729
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 2,656 3,338,831
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
..................... 183 199,013
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. 447 451,470
4.50%, 06/01/31 .................. 233 229,214
New Gold, Inc.
(c)
6.38%, 05/15/25 .................. 77 79,117
7.50%, 07/15/27 .................. 1,093 1,161,313
Novelis Corp.
(c)
3.25%, 11/15/26 .................. 925 933,094
4.75%, 01/30/30 .................. 1,381 1,451,776
3.88%, 08/15/31 .................. 1,806 1,794,712
United States Steel Corp., 6.88%, 03/01/29 .. 940 1,011,675
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
..................... 440 430,100
19,037,952
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(c)
..................... 50 51,750
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
... 757 803,457
Oil, Gas & Consumable Fuels — 10.1%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 1,014 1,089,239
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 .................. 157 162,691
5.38%, 06/15/29 .................. 422 445,217
Antero Resources Corp.
(c)
7.63%, 02/01/29 .................. 309 342,990
5.38%, 03/01/30 .................. 158 168,902
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/30 .................. USD 487 $ 528,492
5.10%, 09/01/40 .................. 1,099 1,241,870
5.25%, 02/01/42 .................. 143 165,164
5.35%, 07/01/49 .................. 123 140,527
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 .................. 777 1,037,295
5.88%, 06/30/29 .................. 857 824,597
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(c)
199 200,950
Buckeye Partners LP
4.13%, 03/01/25
(c)
................. 28 28,910
5.85%, 11/15/43 .................. 237 232,557
5.60%, 10/15/44 .................. 308 299,900
Callon Petroleum Co.
6.13%, 10/01/24 .................. 226 222,610
9.00%, 04/01/25
(c)
................. 1,652 1,784,160
8.00%, 08/01/28
(c)
................. 1,392 1,405,920
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
..................... 162 165,240
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 574 608,440
4.00%, 03/01/31 .................. 1,883 1,975,173
3.25%, 01/31/32
(c)
................. 2,271 2,293,710
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 4,015 4,270,836
Chesapeake Energy Corp., 5.88%, 02/01/29
(c)
32 34,232
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 .................. 453 466,178
6.38%, 06/15/26 .................. 463 469,945
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
207 206,224
CNX Resources Corp., 6.00%, 01/15/29
(c)
... 136 141,440
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 .................. 239 258,120
5.88%, 07/01/29 .................. 751 773,530
Comstock Resources, Inc.
(c)
7.50%, 05/15/25 .................. 205 211,406
6.75%, 03/01/29 .................. 1,360 1,475,056
5.88%, 01/15/30 .................. 755 773,875
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 1,084 1,131,425
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(c)
..................... 17 17,659
CrownRock LP, 5.63%, 10/15/25
(c)
........ 1,511 1,544,997
DCP Midstream Operating LP
6.45%, 11/03/36
(c)
................. 269 352,035
6.75%, 09/15/37
(c)
................. 618 826,668
5.60%, 04/01/44 .................. 31 38,564
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 888 909,090
4.38%, 06/15/31 .................. 2,383 2,478,320
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
............ 1,342 1,365,485
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................. 305 317,200
5.38%, 06/01/29 .................. 121 123,722
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 293 306,185
4.15%, 06/01/25 .................. 27 27,984
4.85%, 07/15/26 .................. 28 29,470
5.60%, 04/01/44 .................. 309 311,650
5.05%, 04/01/45 .................. 45 43,425
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................. 418 454,575
4.13%, 12/01/26 .................. 53 54,325
6.50%, 07/01/27
(c)
................. 1,144 1,281,280
4.50%, 01/15/29
(c)
................. 272 282,880

BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75%, 01/15/31
(c)
................. USD 854 $ 903,105
EQT Corp.
3.13%, 05/15/26
(c)
................. 356 365,445
3.90%, 10/01/27 .................. 542 581,306
5.00%, 01/15/29 .................. 67 74,202
7.50%, 02/01/30
( i )
................. 367 471,595
3.63%, 05/15/31
(c)
................. 100 103,750
Genesis Energy LP
6.50%, 10/01/25 .................. 63 62,212
7.75%, 02/01/28 .................. 167 168,253
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
..................... 246 258,300
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 200 198,500
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 98 104,860
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 522 518,085
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(c)
................ 108 110,668
Independence Energy Finance LLC, 7.25%,
05/01/26
(c)
..................... 843 875,666
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 719 711,810
Matador Resources Co., 5.88%, 09/15/26 ... 1,477 1,521,310
Murphy Oil Corp.
5.75%, 08/15/25 .................. 198 203,520
6.37%, 12/01/42
( i )
................. 46 46,000
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 .................. 1,745 1,762,450
6.50%, 09/30/26 .................. 2,363 2,345,278
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
336 346,517
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
..... 307 429,812
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
1,222 1,289,210
NuStar Logistics LP
5.75%, 10/01/25 .................. 232 249,660
6.00%, 06/01/26 .................. 311 337,435
6.38%, 10/01/30 .................. 35 38,850
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 121 134,531
5.50%, 12/01/25 .................. 163 180,827
5.55%, 03/15/26 .................. 59 65,685
3.00%, 02/15/27 .................. 9 9,135
8.88%, 07/15/30 .................. 66 89,012
4.30%, 08/15/39 .................. 928 925,467
6.20%, 03/15/40 .................. 1,472 1,810,560
4.50%, 07/15/44 .................. 1,038 1,069,145
4.63%, 06/15/45 .................. 2,054 2,131,025
6.60%, 03/15/46 .................. 46 59,685
4.40%, 04/15/46 .................. 2,135 2,188,375
4.10%, 02/15/47 .................. 266 260,680
4.20%, 03/15/48 .................. 1,178 1,178,000
4.40%, 08/15/49 .................. 205 207,562
Parkland Corp., 5.88%, 07/15/27
(c)
....... 418 440,990
PDC Energy, Inc., 6.13%, 09/15/24 ....... 58 58,725
Range Resources Corp.
4.88%, 05/15/25 .................. 163 168,297
9.25%, 02/01/26 .................. 54 58,201
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. 722 743,660
SM Energy Co.
10.00%, 01/15/25
(c)
................ 1,561 1,718,099
5.63%, 06/01/25 .................. 144 145,080
6.75%, 09/15/26 .................. 259 266,123
6.50%, 07/15/28 .................. 158 163,530
Southwestern Energy Co.
5.38%, 02/01/29 .................. 747 789,952
4.75%, 02/01/32 .................. 483 508,650
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(c)
..................... USD 300 $ 312,579
Sunoco LP
6.00%, 04/15/27 .................. 42 43,802
5.88%, 03/15/28 .................. 185 195,637
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
. 2,035 2,116,400
Targa Resources Partners LP
5.88%, 04/15/26 .................. 337 351,648
5.38%, 02/01/27 .................. 32 32,978
6.50%, 07/15/27 .................. 280 300,160
6.88%, 01/15/29 .................. 12 13,425
5.50%, 03/01/30 .................. 728 795,340
4.88%, 02/01/31 .................. 727 789,486
4.00%, 01/15/32
(c)
................. 242 252,890
TerraForm Power Operating LLC
(c)
4.25%, 01/31/23 .................. 16 16,360
5.00%, 01/31/28 .................. 14 14,829
4.75%, 01/15/30 .................. 254 266,285
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. 1,593 1,652,737
4.13%, 08/15/31 .................. 1,940 2,056,400
3.88%, 11/01/33 .................. 3,951 4,150,842
Vine Energy Holdings LLC, 6.75%, 04/15/29
(c)
1,108 1,202,180
Western Midstream Operating LP
4.75%, 08/15/28 .................. 59 65,195
5.45%, 04/01/44 .................. 660 788,700
5.30%, 03/01/48 .................. 880 1,060,404
5.50%, 08/15/48 .................. 147 175,595
6.50%, 02/01/50
( i )
................. 1,808 2,137,969
84,582,971
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ............ 342 347,558
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 297 288,090
635,648
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(c)
..................... 868 911,400
Bausch Health Cos., Inc.
(c)
9.00%, 12/15/25 .................. 332 349,656
7.00%, 01/15/28 .................. 976 971,120
4.88%, 06/01/28 .................. 204 208,080
5.00%, 02/15/29 .................. 584 515,380
6.25%, 02/15/29 .................. 297 282,221
7.25%, 05/30/29 .................. 775 767,250
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 .................. 5 5,195
3.13%, 02/15/29 .................. 356 351,158
3.50%, 04/01/30 .................. 1,702 1,697,175
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
..................... 480 486,000
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
. 14 16,240
Endo DAC, 9.50%, 07/31/27
(c)
.......... 929 945,648
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
..................... 949 930,020
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... 1,165 1,206,288
Organon & Co.
(c)
4.13%, 04/30/28 .................. 1,596 1,621,935
5.13%, 04/30/31 .................. 1,528 1,596,271
P&L Development LLC, 7.75%, 11/15/25
(c)
... 505 505,631
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
. 2,855 2,917,610
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. 287 306,606
16,590,884

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... USD 153 $ 155,104
ASGN, Inc., 4.63%, 05/15/28 ........... 132 136,660
CoreLogic, Inc., 4.50%, 05/01/28 ........ 1,550 1,544,110
Dun & Bradstreet Corp. (The)
6.88%, 08/15/26 .................. 204 212,160
5.00%, 12/15/29 .................. 1,152 1,178,530
KBR, Inc., 4.75%, 09/30/28 ............ 305 311,100
Science Applications International Corp.,
4.88%, 04/01/28 ................. 279 285,975
3,823,639
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
................ 473 506,110
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
274 285,809
Forestar Group, Inc., 3.85%, 05/15/26
(c)
.... 204 204,510
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 .................. 325 346,140
4.13%, 02/01/29 .................. 469 475,261
4.38%, 02/01/31 .................. 348 351,480
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 281 284,851
Realogy Group LLC
(c)
7.63%, 06/15/25 .................. 212 224,720
5.75%, 01/15/29 .................. 520 533,000
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
..... 699 606,816
3,818,697
Road & Rail — 1.1%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. 389 392,890
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
211 222,567
Hertz Corp. (The)
(c)
4.63%, 12/01/26 .................. 287 288,794
5.00%, 12/01/29 .................. 459 459,392
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. 441 455,332
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
................ 508 526,034
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................. 492 517,033
0.00%, 12/15/25
(j)(k)
................ 621 609,511
8.00%, 11/01/26
(c)
................. 580 617,700
7.50%, 09/15/27
(c)
................. 1,216 1,323,367
6.25%, 01/15/28
(c)
................. 1,875 2,012,813
4.50%, 08/15/29
(c)
................. 1,794 1,826,902
9,252,335
Semiconductors & Semiconductor Equipment — 0.2%
(c)
Entegris , Inc.
4.38%, 04/15/28 .................. 377 387,368
3.63%, 05/01/29 .................. 191 191,477
ON Semiconductor Corp., 3.88%, 09/01/28 .. 517 529,925
Synaptics, Inc., 4.00%, 06/15/29 ......... 378 383,670
1,492,440
Software — 2.3%
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 .................. 864 906,120
9.13%, 03/01/26 .................. 1,656 1,726,380
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 221 228,735
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 427 445,148
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
..................... 1,657 1,671,217
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 822 826,110
4.88%, 07/01/29 .................. 2,690 2,727,983
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 .................. 159 165,376
6.50%, 10/15/28 .................. 146 152,570
Security
Par (000)
Par (000) Value
Software (continued)
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . USD 559 $ 552,012
Elastic NV, 4.13%, 07/15/29
(c)
.......... 794 785,568
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 552 567,417
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
..................... 673 661,222
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 668 669,670
NCR Corp.
(c)
5.75%, 09/01/27 .................. 250 261,250
5.00%, 10/01/28 .................. 172 177,160
5.13%, 04/15/29 .................. 294 304,349
6.13%, 09/01/29 .................. 39 41,677
Nuance Communications, Inc., 5.63%, 12/15/26 327 337,353
Open Text Corp., 3.88%, 12/01/29
(c)
....... 356 360,450
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
. 432 444,960
PTC, Inc.
(c)
3.63%, 02/15/25 .................. 16 16,220
4.00%, 02/15/28 .................. 290 295,075
Rocket Software, Inc., 6.50%, 02/15/29
(c)
... 266 259,510
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 1,804 1,885,180
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 1,967 2,035,845
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
795 788,163
19,292,720
Specialty Retail — 2.7%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 406 392,297
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 208 212,160
4.75%, 03/01/30 .................. 186 189,022
5.00%, 02/15/32
(c)
................. 357 370,459
Carvana Co.
(c)
5.50%, 04/15/27 .................. 505 499,950
4.88%, 09/01/29 .................. 462 440,055
eG Global Finance plc
(c)
6.75%, 02/07/25 .................. 867 877,837
8.50%, 10/30/25 .................. 399 413,464
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. 65 64,756
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 463 464,158
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 220,275
L Brands, Inc.
6.88%, 11/01/35 .................. 752 934,360
6.75%, 07/01/36 .................. 119 146,965
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 937 926,459
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
..................... 571 586,805
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 267 272,580
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 440 463,100
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 286 292,435
3.75%, 06/15/29 .................. 140 138,775
PetSmart, Inc.
(c)
4.75%, 02/15/28 .................. 1,567 1,608,134
7.75%, 02/15/29 .................. 3,031 3,292,424
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
... 129 130,225
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 553 579,583
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 .................. 1,790 1,796,713
6.13%, 07/01/29 .................. 1,337 1,362,563
6.00%, 12/01/29 .................. 795 798,975
Staples, Inc.
(c)
7.50%, 04/15/26 .................. 2,139 2,197,822
10.75%, 04/15/27 ................. 369 347,783
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 1,800 1,876,500

BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
............ USD 413 $ 422,293
22,318,927
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 .......... 180 180,230
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc.
4.25%, 03/15/29 .................. 314 310,075
4.13%, 08/15/31 .................. 806 787,865
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 224 224,000
Levi Strauss & Co., 3.50%, 03/01/31 ...... 219 223,299
William Carter Co. (The), 5.50%, 05/15/25 ... 69 71,588
Wolverine World Wide, Inc., 4.00%, 08/15/29 . 209 203,204
1,820,031
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... 781 853,242
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
.. 388 359,870
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 .................. 683 687,460
4.75%, 06/15/29 .................. 286 293,150
MGIC Investment Corp., 5.25%, 08/15/28 ... 241 253,050
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 .................. 231 240,633
5.13%, 12/15/30 .................. 158 156,025
5.75%, 11/15/31 .................. 222 220,890
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
... 422 418,835
3,483,155
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
199 198,894
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 .................. 130 134,388
9.75%, 08/01/27 .................. 79 88,480
5.50%, 05/01/28 .................. 584 595,154
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
..................... 360 353,700
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 75 74,437
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
..... 138 143,520
Imola Merger Corp., 4.75%, 05/15/29
(c)
..... 1,111 1,139,942
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 30 32,475
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 .................. 205 217,300
7.25%, 06/15/28 .................. 832 912,080
3,890,370
Wireless Telecommunication Services — 1.3%
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... 4,221 4,437,326
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(g)(h)
........ 1,228 962,123
Sprint Corp.
7.88%, 09/15/23 .................. 50 55,062
7.13%, 06/15/24 .................. 183 205,446
7.63%, 03/01/26 .................. 301 361,381
T-Mobile USA, Inc.
2.63%, 02/15/29 .................. 832 819,520
2.88%, 02/15/31 .................. 1,322 1,305,607
3.50%, 04/15/31
(c)
................. 728 757,397
3.50%, 04/15/31 .................. 858 892,646
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 .................. 413 404,740
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 07/15/31 .................. USD 1,017 $ 1,029,713
11,230,961
Total Corporate Bonds — 82.9%
(Cost: $681,119,708) .............................. 694,481,995
Floating Rate Loan Interests — 9.1%
Aerospace & Defense — 0.4%
(g)
Cobham Ultra US Co., Term Loan, 11/17/28
(l)
. 178 177,277
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 1,709 1,708,409
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 579 585,514
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 203 203,644
Spirit Aerosystems , Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 01/15/25 . 346 345,895
3,020,739
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(g)
................. 223 222,977
Airlines — 0.5%
(g)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(l)
....................... 1,213 1,254,582
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 719 716,045
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 538 568,263
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 1,272 1,274,115
3,813,005
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(g)
370 367,666
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(g)
..... 125 125,252
Building Products — 0.0%
(g)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 167 165,834
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 178 178,007
343,841
Chemicals — 0.3%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 922 920,059
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 367 366,189
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 595 598,053
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 124 123,983
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 652 652,489
2,660,773

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(g)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(l)
............... USD 3,596 $ 3,512,029
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 . 145 145,513
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 48 48,443
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(m)
................. 275 277,750
3,983,735
Construction Materials — 0.0%
(g)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 144 144,285
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 202 200,260
344,545
Containers & Packaging — 0.1%
(g)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 126 125,752
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 .................. 1,009 994,640
1,120,392
Diversified Consumer Services — 0.1%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 01/29/27 ............ 112 110,489
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 .................. 284 284,474
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(l)
....................... 307 323,311
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 248 248,342
966,616
Diversified Financial Services — 1.2%
(g)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 194 194,060
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 272 271,692
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 426 433,455
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 711 711,699
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 11/06/28 .. 343 342,919
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 1,391 1,392,589
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 90 88,707
Lealand Finance Co., BV, Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.10% -
3.09%
,
 06/28/24
(m)
................. 25 13,983
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(l)
....................... 333 331,252
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(l)
....................... USD 378 $ 377,909
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(l)
.................. 1,748 1,748,393
Proofpoint , Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29 . 715 721,256
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 97 96,606
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 620 617,092
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 1,414 1,412,574
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 884 884,167
9,638,353
Diversified Telecommunication Services — 0.2%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.87%
,
 07/15/25 ...... 62 61,076
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 ..... 284 282,694
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.35%), 3.75%
,
 11/22/28 .. 198 198,232
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 523 522,001
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 1,007 993,207
2,057,210
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., Term Loan B, 12/08/28
(g)(l)
....... 588 586,530
Entertainment — 0.1%
(g)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(m)
................. 649 662,429
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 .................. 9 8,556
670,985
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28
(g)
833 831,959
Health Care Providers & Services — 0.3%
(g)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . 1,039 832,753
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 11/16/25 .................. 177 176,801
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 260 256,534
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 .................. 139 139,271
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25 ..... 491 475,329
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 314 314,118
2,194,806

BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Technology — 0.4%
(g)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 .................. USD 241 $ 240,936
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 773 772,336
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 1,928 1,925,195
2,938,467
Hotels, Restaurants & Leisure — 0.2%
(g)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(m)
................ 87 92,232
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 624 619,147
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 654 653,775
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ...... 154 154,419
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/01/26 .................. 116 116,218
1,635,791
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(g)
................. 608 601,920
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26
(g)
..... 26 25,266
Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(g)
................. 504 402,401
Insurance — 0.2%
(g)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 499 497,772
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ...... 116 114,853
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 313 312,568
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ 195 193,546
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 363 362,094
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 136 136,062
1,616,895
Interactive Media & Services — 0.1%
(g)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 212 211,529
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 316 316,010
527,539
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27
(g)
................. USD 384 $ 384,028
IT Services — 0.1%
(g)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 156 159,381
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 427 426,047
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 289 282,257
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 191 190,439
1,058,124
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan
(g)
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ................ 931 930,911
930,911
Machinery — 0.4%
(g)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 511 509,550
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 1,667 1,637,068
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 210 209,624
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ...... 703 703,166
3,059,408
Media — 0.8%
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(g)(l)
................ 958 944,493
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(g)
1,126 1,126,406
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(g)(l)
...................... 1,172 1,170,377
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(g)
................. 439 438,036
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(g)
................. 416 415,134
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(n)
................. 2,255 2,250,223
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(g)
................. 122 115,092
6,459,761
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
(LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/12/28
(g)(m)
................ 211 210,941

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.6%
(g)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ USD 4,071 $ 4,389,865
Freeport LNG investments LLLP, Term Loan,
12/21/28
(l)
....................... 459 454,433
4,844,298
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(g)
................. 948 920,014
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(g)
................. 679 675,770
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 10/20/28
(g)(l)
780 777,855
Software — 1.6%
(g)
Banff Guarantor, Inc., 2nd Lien Term Loan,
02/27/26
(l)
....................... 925 932,705
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 .................. 327 328,741
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 . 673 667,987
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 1,571 1,565,109
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(m)
551 549,622
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 461 462,686
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 .................. 239 237,611
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 1,590 1,584,545
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 830 822,480
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 416 416,377
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 103 103,472
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(m)
................. 288 288,000
Proofpoint , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 . 502 499,530
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 638 636,108
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 337 332,395
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 537 529,857
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 4.25% - 3.72%
,
 10/07/27 1,463 1,461,966
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.00%
,
 08/11/28 .................. 308 308,089
Security
Par (000)
Par (000) Value
Software (continued)
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.25%
,
 03/03/28 .................. USD 471 $ 471,980
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 05/04/26 ...... 709 704,566
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ...... 739 740,389
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 05/04/26 ...... 166 165,750
13,809,965
Specialty Retail — 0.2%
(g)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,131 1,131,878
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.13%
,
 04/16/26 ...... 283 272,798
1,404,676
Transportation Infrastructure — 0.0%
(g)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 354 352,524
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 56 56,612
409,136
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24
(g)
................. 549 533,703
Total Floating Rate Loan Interests — 9.1%
(Cost: $75,948,159) ............................... 76,176,253
Shares
Shares
Investment Companies — 0.0%
Western Midstream Partners LP .......... 4,417 98,367
Total Investment Companies — 0.0%
(Cost: $73,531) ................................. 98,367
Par (000)
Pa r (000)
Capital Trusts — 0.9%
Banks — 0.4%
(f)(g)
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 295 299,056
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 295 297,213
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 5 5,081
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ....................... 190 194,649
Series FF, (SOFR + 3.38%), 5.00% ..... 1,199 1,231,972
Series HH, (SOFR + 3.13%), 4.60% ..... 426 437,183
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% .............. 710 729,525
3,194,679

BlackRock High Yield V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... USD 1,590 $ 1,605,900
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 921 955,538
2,561,438
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
............................ 210 239,400
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............. 900 942,840
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
...................... USD 516 $ 522,651
Total Capital Trusts — 0.9%
(Cost: $7,295,354) ............................... 7,461,008
Total Long-Term Investments — 95.0%
(Cost: $778,850,301) .............................. 796,060,567
Shares
Shares
Short-Term Securities — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(o)(p)
.................. 37,402,891 37,402,891
Total Short-Term Securities — 4.5%
(Cost: $37,402,891) ............................... 37,402,891
Total Investments — 99.5%
(Cost: $816,253,192 ) .............................. 833,463,458
Other Assets Less Liabilities — 0.5% .................... 4,165,743
Net Assets — 100.0% ............................... $ 837,629,201
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $507,504, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Fixed rate.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 11,933,997 $ 25,468,894 $ — $ — $ — $ 37,402,891 37,402,891 $ 2,283 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond .................................................... 1 03/22/22 $ 160 $ (1,788)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 246,527 CAD 315,000 State Street Bank and Trust Co. 03/16/22 $ (2,458)
USD 1,019,248 EUR 900,000 Natwest Markets plc 03/16/22 (6,893)
USD 106,087 GBP 80,000 JPMorgan Chase Bank NA 03/16/22 (2,163)
(11,514)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 11,200 $ 1,049,435 $ 1,039,321 $ 10,114
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (2,328) $ (9,420) $ 7,092
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (22,190) (52,196) 30,006
$ (24,518) $ (61,616) $ 37,098
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 1,039,321 $ — $ 10,114 $ — $ —
OTC Swaps ..................................................... — (61,616) 37,098 — —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 10,114 $ — $ — $ — $ — $ 10,114
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 37,098 — — — — 37,098
$ — $ 47,212 $ — $ — $ — $ — $ 47,212
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 1,788 — 1,788
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 11,514 — — 11,514
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 61,616 — — — — 61,616
$ — $ 61,616 $ — $ 11,514 $ 1,788 $ — $ 74,918
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (7,693) $ — $ 1,715,416 $ — $ 1,707,723
Forward foreign currency exchange contracts .... — — — 12,606 — — 12,606
Swaps .............................. — 298,089 — — — — 298,089
$ — $ 298,089 $ (7,693) $ 12,606 $ 1,715,416 $ — $ 2,018,418
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (24,395) — (24,395)
Forward foreign currency exchange contracts .... — — — 71,221 — — 71,221
Swaps .............................. — (159,380) — — — — (159,380)
$ — $ (159,380) $ — $ 71,221 $ (24,395) $ — $ (112,554)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 8,010,682
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,510,095
Credit default swaps
Average notional value — buy protection ................................................................................... 21,796
Average notional value — sell protection ................................................................................... 4,319,247

BlackRock High Yield V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 65
Forward foreign currency exchange contracts ................................................................. — 11,514
Swaps — Centrally cleared ............................................................................. 17,133 —
Swaps — OTC
(a)
.................................................................................... 37,098 61,616
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 54,231 $ 73,195
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(17,133) (65)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 37,098 $ 73,130
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Barclays Bank plc ................................ $ 37,098 $ (37,098) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(d)
Barclays Bank plc ................................ $ 61,616 $ (37,098) $ — $ (24,518) $ —
JPMorgan Chase Bank NA .......................... 2,163 — — — 2,163
Natwest Markets plc .............................. 6,893 — — — 6,893
State Street Bank and Trust Co. ...................... 2,458 — — — 2,458
$ 73,130 $ (37,098) $ — $ (24,518) $ 11,514
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 15,999 $ — $ — $ 15,999
Chemicals ............................................ 1,673,264 — — 1,673,264
Communications Equipment ................................ 149,912 — — 149,912
Electrical Equipment ..................................... 584,451 507,504 — 1,091,955
Equity Real Estate Investment Trusts (REITs) .................... 3,404,840 — — 3,404,840
Hotels, Restaurants & Leisure .............................. 366,437 — — 366,437
Life Sciences Tools & Services .............................. 1,835,913 — — 1,835,913
Media ............................................... 352,048 — — 352,048
Metals & Mining ........................................ 885,775 — — 885,775
Oil, Gas & Consumable Fuels ............................... 6,739,280 — — 6,739,280
Road & Rail ........................................... 234,808 — — 234,808
Semiconductors & Semiconductor Equipment .................... 405,218 — — 405,218
Software ............................................. 687,495 — — 687,495
Corporate Bonds ........................................ — 694,481,995 — 694,481,995
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,020,739 — 3,020,739
Air Freight & Logistics .................................... — 222,977 — 222,977
Airlines .............................................. — 3,813,005 — 3,813,005
Auto Components ...................................... — 367,666 — 367,666
Automobiles .......................................... — 125,252 — 125,252
Building Products ....................................... — 343,841 — 343,841
Chemicals ............................................ — 2,660,773 — 2,660,773
Commercial Services & Supplies ............................. — 3,705,985 277,750 3,983,735
Construction Materials .................................... — 344,545 — 344,545
Containers & Packaging .................................. — 1,120,392 — 1,120,392
Diversified Consumer Services .............................. — 966,616 — 966,616
Diversified Financial Services ............................... — 9,624,370 13,983 9,638,353
Diversified Telecommunication Services ........................ — 2,057,210 — 2,057,210
Electronic Equipment, Instruments & Components ................. — 586,530 — 586,530
Entertainment ......................................... — 8,556 662,429 670,985
Health Care Equipment & Supplies ........................... — 831,959 — 831,959
Health Care Providers & Services ............................ — 2,194,806 — 2,194,806
Health Care Technology .................................. — 2,938,467 — 2,938,467
Hotels, Restaurants & Leisure .............................. — 1,543,559 92,232 1,635,791
Household Durables ..................................... — 601,920 — 601,920
Independent Power and Renewable Electricity Producers ............ — 25,266 — 25,266
Industrial Conglomerates .................................. — 402,401 — 402,401
Insurance ............................................ — 1,616,895 — 1,616,895
Interactive Media & Services ............................... — 527,539 — 527,539
Internet & Direct Marketing Retail ............................ — 384,028 — 384,028
IT Services ........................................... — 1,058,124 — 1,058,124
Life Sciences Tools & Services .............................. — 930,911 — 930,911
Machinery ............................................ — 3,059,408 — 3,059,408
Media ............................................... — 6,459,761 — 6,459,761
Metals & Mining ........................................ — — 210,941 210,941
Oil, Gas & Consumable Fuels ............................... — 4,844,298 — 4,844,298
Pharmaceuticals ....................................... — 920,014 — 920,014
Professional Services .................................... — 675,770 — 675,770
Semiconductors & Semiconductor Equipment .................... — 777,855 — 777,855
Software ............................................. — 12,972,343 837,622 13,809,965
Specialty Retail ........................................ — 1,404,676 — 1,404,676
Transportation Infrastructure ............................... — 409,136 — 409,136
Wireless Telecommunication Services ......................... — 533,703 — 533,703
Investment Companies .................................... 98,367 — — 98,367

BlackRock High Yield V.I. Fund
Schedule of Investments
27
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Capital Trusts ........................................... $ — $ 7,461,008 $ — $ 7,461,008
Short-Term Securities ....................................... 37,402,891 — — 37,402,891
Unfunded Floating Rate Loan Interests
(a)
.............................. — 3,083 — 3,083
$ 54,836,698 $ 776,534,886 $ 2,094,957 $ 833,466,541
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 47,212 $ — $ 47,212
Liabilities
Foreign currency exchange contracts ............................ — (11,514) — (11,514)
Interest rate contracts ....................................... (1,788) — — (1,788)
$ (1,788) $ 35,698 $ — $ 33,910
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
28
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 796,060,567
Investments, at value — affiliated
(b)
......................................................................................... 37,402,891
Cash ............................................................................................................. 351,510
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 410,000
Futures contracts .................................................................................................... 4,000
Centrally cleared swaps ................................................................................................ 917,000
Foreign currency, at value
(c)
.............................................................................................. 1,638
Receivables: –
Investments sold .................................................................................................... 712,193
Capital shares sold ................................................................................................... 236,404
Dividends — affiliated ................................................................................................. 99
Dividends — unaffiliated ............................................................................................... 36,374
Interest — unaffiliated ................................................................................................. 10,491,775
Variation margin on centrally cleared swaps .................................................................................. 17,133
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 37,098
Unfunded floating rate loan interests ....................................................................................... 3,083
Prepaid expenses ..................................................................................................... 10,639
Total assets .........................................................................................................
846,692,404
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 5,010,226
Capital shares redeemed ............................................................................................... 260,911
Distribution fees ..................................................................................................... 114,989
Income dividend distributions ............................................................................................ 2,806,754
Investment advisory fees .............................................................................................. 297,347
Directors' and Officer's fees ............................................................................................. 204
Other affiliate fees ................................................................................................... 343
Variation margin on futures contracts ....................................................................................... 65
Other accrued expenses ............................................................................................... 499,234
Swap premiums received ................................................................................................ 61,616
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 11,514
Total liabilities ........................................................................................................
9,063,203
NET ASSETS ........................................................................................................
$ 837,629,201
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 820,907,652
Accumulated earnings .................................................................................................. 16,721,549
NET ASSETS ........................................................................................................
$ 837,629,201
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 778,850,301
(b)
  Investments, at cost — affiliated .......................................................................................... $ 37,402,891
(c)
  Foreign currency, at cost ............................................................................................... $ 1,618
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
29
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 224,592,275
Shares outstanding .................................................................................................
29,576,655
Net asset value ....................................................................................................
$ 7.59
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 613,036,926
Shares outstanding .................................................................................................
80,778,390
Net asset value ....................................................................................................
$ 7.59
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
30
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,283
Dividends — unaffiliated ............................................................................................... 440,826
Interest — unaffiliated ................................................................................................ 35,862,780
Total investment income .................................................................................................
36,305,889
EXPENSES
Investment advisory .................................................................................................. 3,296,122
Distribution — class specific ............................................................................................ 1,334,941
Transfer agent — class specific .......................................................................................... 1,146,733
Accounting services .................................................................................................. 198,379
Professional ....................................................................................................... 90,209
Custodian ......................................................................................................... 32,017
Registration ....................................................................................................... 11,629
Directors and Officer ................................................................................................. 9,653
Transfer agent ...................................................................................................... 5,681
Miscellaneous ...................................................................................................... 74,791
Total expenses .......................................................................................................
6,200,155
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (6,592)
Transfer agent fees reimbursed — class specific ............................................................................... (759,258)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,434,305
Net investment income ..................................................................................................
30,871,584
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,952,692
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 15,561,332
Forward foreign currency exchange contracts ............................................................................... 12,606
Foreign currency transactions ......................................................................................... 20,904
Futures contracts .................................................................................................. 1,707,723
Swaps ......................................................................................................... 298,089
A
17,600,654
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (12,537,155)
Forward foreign currency exchange contracts ............................................................................... 71,221
Foreign currency translations .......................................................................................... (1,336)
Futures contracts .................................................................................................. (24,395)
Swaps ......................................................................................................... (159,380)
Unfunded floating rate loan interests ..................................................................................... 3,083
A
(12,647,962)
Net realized and unrealized gain ...........................................................................................
4,952,692
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 35,824,276

Statements of Changes in Net Assets
31
Financial Statements
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 30,871,584 $ 27,272,574
Net realized gain (loss) .............................................................................. 17,600,654 (503,418)
Net change in unrealized appreciation (depreciation) .......................................................... (12,647,962) 13,433,140
Net increase in net assets resulting from operations .............................................................
35,824,276 40,202,296
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (9,719,239) (8,873,345)
  Class III ....................................................................................... (24,580,908) (19,188,316)
Decrease in net assets resulting from distributions to shareholders ...................................................
(34,300,147) (28,061,661)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
166,151,879 82,416,377
NET ASSETS
Total increase in net assets ............................................................................. 167,676,008 94,557,012
Beginning of year .................................................................................... 669,953,193 575,396,181
End of year ........................................................................................
$ 837,629,201 $ 669,953,193
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
32
BlackRock High Yield V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.56 $ 7.43 $ 6.80 $ 7.39 $ 7.24
Net investment income
(a)
.....................................
0.33 0.37 0.38 0.38 0.38
Net realized and unrealized gain (loss) ............................
0.06 0.14 0.64 (0.57) 0.15
Net increase (decrease) from investment operations ....................
0.39 0.51 1.02 (0.19) 0.53
Distributions
(b)
– – – – –
From net investment income ..................................
(0.34) (0.38) (0.39) (0.40) (0.38)
From net realized gain .......................................
(0.02) — — — —
Total distributions ...........................................
(0.36) (0.38) (0.39) (0.40) (0.38)
Net asset value, end of year ...................................
$ 7.59 $ 7.56 $ 7.43 $ 6.80 $ 7.39
Total Return
(c)
5.34% 7.27% 15.29% (2.79)% 7.34%
Based on net asset value ......................................
5.34% 7.27% 15.29% (2.79)% 7.48%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.67% 0.69% 0.70% 0.77% 0.78%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.58% 0.59% 0.63% 0.67%
Net investment income .......................................
4.38% 5.13% 5.28% 5.30% 5.13%
Supplemental Data
Net assets, end of year (000) ....................................
$ 224,592 $ 182,845 $ 178,147 $ 185,736 $ 201,945
Portfolio turnover rate ........................................
57% 103% 83% 79% 75%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.55 $ 7.42 $ 6.80 $ 7.38 $ 7.24
Net investment income
(a)
.....................................
0.31 0.35 0.37 0.36 0.36
Net realized and unrealized gain (loss) ............................
0.08 0.14 0.62 (0.56) 0.14
Net increase (decrease) from investment operations ....................
0.39 0.49 0.99 (0.20) 0.50
Distributions
(b)
– – – – –
From net investment income ..................................
(0.33) (0.36) (0.37) (0.38) (0.36)
From net realized gain .......................................
(0.02) — — — —
Total distributions ...........................................
(0.35) (0.36) (0.37) (0.38) (0.36)
Net asset value, end of year ...................................
$ 7.59 $ 7.55 $ 7.42 $ 6.80 $ 7.38
Total Return
(c)
5.23% 7.01% 14.86% (2.89)% 7.08%
Based on net asset value ......................................
5.23% 7.01% 14.86% (2.89)% 7.08%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.91% 0.92% 0.94% 1.02% 1.03%
Total expenses after fees waived and/or reimbursed ....................
0.81% 0.82% 0.83% 0.87% 0.92%
Net investment income .......................................
4.13% 4.86% 5.06% 5.05% 4.87%
Supplemental Data
Net assets, end of year (000) ....................................
$ 613,037 $ 487,109 $ 397,249 $ 243,871 $ 243,479
Portfolio turnover rate ........................................
57% 103% 83% 79% 75%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
34
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions : Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
36
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield V.I. ARC Falcon I, Inc., Delayed Draw Term Loan .............. $ 53,581 $ 53,313 $ 53,458 $ 145
Intelsat Jackson Holdings SA, Term Loan ................. 234,441 231,370 234,075 2,705
Sovos Compliance LLC, Delayed Draw 1st Lien Term Loan ..... 53,104 52,971 53,204 233

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
38
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2021, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,542,403,959.
For the year ended December 31, 2021, the Fund reimbursed the Manager $2,668 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement, with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $1,334,941.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million - $500 million ................................................................................................. 0.50
$500 million - $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
40
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2021, the amount waived was $6,592 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I .......................................................................................................... $ 325,903
Class III ......................................................................................................... 820,830
$ 1,146,733
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock High Yield V.I. Fund
Class I .......................................................................................................... $ 205,422
Class III ......................................................................................................... 553,836
$ 759,258
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $553,250,500 and
$407,397,696, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
During the year ended December 31, 2021, the Fund utilized $13,249,400 of its respective capital loss carryforward.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock High Yield V.I. Fund
Ordinary income ............................................................................................ $ 34,300,147 $ 28,061,661
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock High Yield V.I. Fund .................................................................
$ 1,375,707 $ 15,345,842 $ 16,721,549
(a)
The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements, the classification of investments, the accrual of income on securities in default, and amortization methods for premiums and discounts on fixed income securities..
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 818,242,074 $ 22,102,663 $ (6,752,963) $ 15,349,700

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
42
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a  phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
9,267,956 $ 70,397,265 13,734,356 $ 99,683,568
Shares issued in reinvestment of distributions ........................
1,263,395 9,600,228 1,250,039 8,899,981
Shares redeemed .........................................
(5,151,386) (39,130,621) (14,769,292) (106,123,209)
5,379,965 $ 40,866,872 215,103 $ 2,460,340
Class III
Shares sold .............................................
37,911,395 $ 288,483,820 51,857,389 $ 372,553,853
Shares issued in reinvestment of distributions ........................
3,207,429 24,360,313 2,662,655 18,972,539
Shares redeemed .........................................
(24,842,344) (187,559,126) (43,528,745) (311,570,355)
16,276,480 $ 125,285,007 10,991,299 $ 79,956,037
21,656,445 $ 166,151,879 11,206,403 $ 82,416,377

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders
44
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
45
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class I Shares outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, while the Fund’s
Class III Shares underperformed the benchmark.
What factors influenced performance?
Positions in U.S. high-yield bonds and structured products contributed to performance, reflecting the relative strength in the credit sectors versus the market as a whole. The
Fund’s duration was below that of the benchmark, which added value given that yields rose. (Duration is measure of interest-rate sensitivity). Absolute return strategies also helped results.
On the other hand, positions in Asian corporate bonds, emerging market debt, macro strategies and agency mortgage-backed securities (“MBS”) detracted from performance.
Describe recent portfolio activity.
The investment adviser shifted the portfolio in a slightly more risk-on direction during the first quarter of 2021, favoring structured products, high yield bonds and emerging market debt. In addition, the investment adviser started trimming the Fund’s weighting in higher-quality securities with stretched valuations, including investment-grade corporate bonds and agency MBS. The Fund also reduced its duration in response to the environment of stronger-than-expected economic growth and substantial fiscal stimulus.
In the second quarter of 2021, the investment adviser modestly increased duration but maintained an underweight versus the index. The Fund’s allocations to below-
investment grade bonds was trimmed as valuations reached historically tight levels. On the margin, the investment adviser started rotating out of U.S. high yield bonds and emerging markets in favor of floating rate loan interests (“bank loans”), agency MBS and select long-term U.S. investment-grade corporate issues. The investment adviser also continued to increase the portfolio’s weighting in structured products given their attractive yield profiles in a low-rate regime.
During the third quarter of 2021, the investment adviser further increased duration but remained underweight against the index. The investment adviser maintained a favorable view on agency MBS given the positive supply-and-demand backdrop. Additionally, the investment adviser continued to trim the allocation to high yield bonds in favor of bank loans due to the compelling relative value in the latter. The Fund maintained an allocation to structured products and kept the emerging markets weighting at the upper end of the historical range.
The Fund stayed underweight to duration and retained a healthy cash position in the final three months of the year. The investment adviser reduced the allocations to emerging market debt, agency MBS, U.S. investment-grade corporate bonds and high yield bonds, while increasing the positions in non-U.S. sovereigns and select segments of the structured product space.
Describe portfolio positioning at period end.
The Fund held an elevated cash position at year end, since the investment adviser viewed cash as a better alternative than risk-management strategies. The Fund’s cash position did not have any material impact on Fund performance.
The investment adviser saw continued opportunities in higher-risk assets given the robust economic backdrop. The Fund therefore retained overweight positions in select out-of-benchmark categories, including U.S. high yield, bank loans and structured products.
The Fund was positioned for a rising-rate environment due to the backdrop of strong economic growth, rising inflation, and the U.S Fed’s bias toward tighter monetary policy.
The investment adviser kept portfolio duration below that of the benchmark and held an elevated cash position to take advantage of a potential increase in yields.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Total Return V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of Class I Shares of the Predecessor Fund (as defined below), as adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the "Predecessor Fund"), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
"Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c )
......................................... 1.31% 1.18% (1.42)% 3.92% 3.61%
Class III
(c )
........................................ 1.00 0.96 (1.69) 3.60 3.30
(d )
Bloomberg U.S. Aggregate Bond Index .................. — — (1.54) 3.57 2.90
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Total Return V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 999.60 $ 2.32 $ 1,000.00 $ 1,022.89 $ 2.35 0.46%
Class III .................................. 1,000.00 998.00 3.88 1,000.00 1,021.32 3.92 0.77
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 34%
Corporate Bonds ................................... 28
Investment Companies ............................... 16
U.S. Treasury Obligations ............................. 15
Asset-Backed Securities .............................. 2
Foreign Government Obligations ........................ 1
Non-Agency Mortgage-Backed Securities .................. 1
Floating Rate Loan Interests ........................... 1
Municipal Bonds ................................... 1
Foreign Agency Obligations ............................ 1
Capital Trusts ..................................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 33%
AA/Aa ......................................... 20
A ............................................ 27
BBB/Baa ....................................... 16
BB/Ba ......................................... 2
B ............................................ 1
CCC/ Caa ....................................... —
(d)
CC/Ca ........................................ —
(d)
C ............................................ —
(d)
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2021
BlackRock Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.5%
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.82%, 12/25/33 .... USD 122 $ 116,467
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.36%, 05/25/37 .... 90 22,034
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 .. 3 2,426
Series 2018-B, Class B, 0.00%, 02/26/57 .. 10 5,237
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
281 281,915
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(c)
109 81,731
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
4 4,065
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 13 8,401
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
338 337,174
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57 . 226 224,932
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
305 307,279
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 99,267
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
185 152,835
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
551 555,203
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59 . 297 282,881
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)
..................... 455 454,273
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 174 182,148
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.11%, 04/13/31
(a)(b)
.......... 310 309,664
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.19%, 01/28/31 .... 250 249,507
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 250 249,442
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.57%, 01/15/30 .... 500 499,676
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.97%, 01/15/30 .... 250 249,557
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.37%, 10/13/30
(a)(b)
................ 250 250,136
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
04/15/31
(a)(b)
..................... 500 498,769
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.14%,
04/20/31
(a)(b)
..................... 500 499,458
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.29%, 10/15/30
(a)(b)
................ 250 250,004
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.58%, 05/25/35
(a)
................. 39 36,048
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.32%,
10/20/30
(a)(b)
..................... 260 260,027
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.41%,
12/10/25
(a)
...................... 300 105,922
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 05/28/39
(c)
... 83 72,329
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 02/28/40 .... 114 110,063
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 12/28/40 .... USD 37 $ 35,348
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 8,497
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 8,155
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 6,248
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.27%, 05/25/35 .... 19 18,485
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 27 26,458
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.45%, 04/25/37 .... 195 200,557
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.31%, 10/22/30
(a)(b)
................ 490 490,099
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.26%, 10/25/36
(a)
........... 45 44,094
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%, 07/20/30
(a)(b)
250 250,000
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.26%,
10/25/36
(a)
...................... 44 36,353
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.30%, 05/25/37 ... 183 152,488
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.37%, 05/25/37 ... 83 69,761
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 29 29,436
Series 1997-6, Class M1, 7.21%, 01/15/29 . 19 18,912
Series 1998-8, Class M1, 6.98%, 09/01/30 . 104 99,153
Series 1999-5, Class A5, 7.86%, 03/01/30 . 26 14,225
Series 1999-5, Class A6, 7.50%, 03/01/30 . 28 14,474
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/32 .... 32 30,242
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 16,094
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 41,674
Series 2000-5, Class A7, 8.20%, 05/01/31 . 137 53,580
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 0.32%, 12/25/25
(a)
.......... —
(d)
277
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(e)
.................... 12 11,927
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
................... 100 103,056
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
................... 77 5,147
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.43%, 07/25/37
(a)(b)
.. 41 33,640
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 5.69%, 04/25/36 95 93,092
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.26%, 09/25/46 .... 2 2,426
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.38%, 03/15/34
(a)
..... 14 13,849
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 1.00%, 10/25/34
(a)
..... 80 78,718
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 3 3,473

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.41%, 12/15/33 ... USD 9 $ 9,116
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.30%, 05/15/35 ... 4 3,596
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/35 .... 6 6,158
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/36 .... 47 45,576
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.26%, 11/15/36 .... 29 26,943
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.24%,
01/15/31
(a)(b)
..................... 800 798,444
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.15%, 10/25/34 ... 33 32,305
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 0.38%, 12/25/36 ... 590 331,418
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.25%, 12/25/36 .... 385 374,739
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 0.70%, 01/25/36 ... 95 88,377
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.38%, 02/25/37
(a)
................. 83 67,878
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 26 7,189
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.30%, 01/25/47 .... 23 15,453
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.48%, 02/25/47 .... 40 43,863
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.20%, 07/25/27
(a)(b)
.......... 12 11,561
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.40%,
05/25/37
(a)
...................... 80 72,712
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.13%, 07/25/34 .... 18 18,109
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.29%, 04/25/37 .... 57 45,092
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 53 7,837
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.83%, 04/15/36
(a)
................. 15 14,937
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.14%, 02/05/31
(a)(b)
................ 248 248,241
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.26%,
10/19/28
(a)(b)
..................... 208 207,877
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.11%, 07/17/37
(a)(b)
................ 29 29,286
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
........ 17 16,495
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.51%, 05/25/36
(a)
.......... 99 98,125
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.20%, 01/20/31
(a)(b)
USD 280 $ 279,580
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.17%, 10/20/27
(a)(b)
129 129,051
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 49 51,062
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 6 5,869
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.35%,
03/25/32
(a)
...................... 16 16,116
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.07%, 04/19/30
(a)(b)
.......... 571 569,836
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)
.......... 270 270,325
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.30%, 12/18/30
(a)(b)
................ 250 249,938
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.36%, 06/25/46
(a)(b)
................ 12 11,780
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.36%, 08/25/37 ... 35 36,676
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.28%, 06/25/37 ... 25 6,977
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.70%, 12/25/34 ... 155 145,475
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 0.97%, 09/25/35 .... 135 138,439
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.38%,
10/20/30
(a)(b)
..................... 250 249,878
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.36%, 02/15/29
(a)(b)
......... 93 93,459
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 . 17 10,750
Series 2001-D, Class A4, 6.93%, 09/15/31 . 10 7,098
Series 2002-B, Class M1, 7.62%, 06/15/32 80 70,182
OCP CLO Ltd.
(a)(b)
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.24%, 10/18/28 .... 158 158,137
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.11%, 11/20/30 ..... 250 248,769
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.14%, 07/17/30
(a)(b)
......... 250 249,052
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.12%, 01/25/31
(a)(b)
......... 250 249,050
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.20%,
05/23/31
(a)(b)
..................... 225 224,874
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.31%, 03/25/37
(a)
... 90 76,447
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 77 76,210
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 190 186,796

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... USD 100 $ 100,062
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.31%, 10/15/37
(a)(b)(c)
... 39 38,638
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 70 69,325
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/22/30
(a)(b)
................ 383 382,468
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.25%, 01/17/31 .... 250 250,014
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.15%, 04/18/31 .... 250 249,931
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.22%, 07/16/31 .... 420 420,009
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.22%, 07/25/31
(a)(b)
................ 246 246,412
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.32%, 10/20/30
(a)(b)
................ 250 249,775
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31
(a)(b)
..................... 247 247,233
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.21%,
01/15/30
(a)(b)
..................... 1,250 1,247,541
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.31%, 10/25/36
(a)
........... 100 84,292
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.23%,
04/25/31
(a)(b)
..................... 250 249,932
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)
..................... 246 246,299
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.53%, 03/15/24
(a)
........... 69 68,539
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 101,883
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.90%, 01/25/35
(a)
........... 1 1,305
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 204 204,159
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 102,355
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.34%,
10/15/29
(a)(b)
..................... 315 315,004
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.25%,
10/15/30
(a)(b)
..................... 250 249,886
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.23%, 07/25/37
(a)(b)
47 45,464
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.36%), 0.46%, 09/25/36 .... 135 54,432
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 10/25/36 .... 121 104,250
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.50%,
06/25/37
(a)(b)
..................... USD 83 $ 35,249
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.28%,
01/22/31
(a)(b)
..................... 250 249,999
Total Asset-Backed Securities — 2.5%
(Cost: $21,093,537) ............................... 20,982,517
Corporate Bonds — 30.6%
Aerospace & Defense — 1.3%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
165 176,849
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 737 786,643
Embraer Netherlands Finance BV
5.05%, 06/15/25 .................. 68 70,180
5.40%, 02/01/27 .................. 36 37,508
Embraer Overseas Ltd., 5.70%, 09/16/23
(f)
.. 49 51,214
General Dynamics Corp., 3.63%, 04/01/30 .. 584 648,681
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 .................. 79 83,548
2.04%, 08/16/28
(b)
................. 140 137,054
4.20%, 05/01/30 .................. 339 377,581
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 680 763,242
2.90%, 12/15/29 .................. 300 309,319
1.80%, 01/15/31 .................. 701 669,053
Leidos, Inc.
4.38%, 05/15/30 .................. 607 676,271
2.30%, 02/15/31 .................. 466 448,655
Lockheed Martin Corp.
3.60%, 03/01/35 .................. 451 504,100
4.07%, 12/15/42 .................. 34 40,021
3.80%, 03/01/45 .................. 112 128,028
2.80%, 06/15/50 .................. 132 131,565
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 836 894,702
4.03%, 10/15/47 .................. 330 389,141
5.25%, 05/01/50 .................. 137 191,887
Raytheon Technologies Corp.
3.15%, 12/15/24 .................. 155 162,693
7.20%, 08/15/27 .................. 45 56,163
7.00%, 11/01/28 .................. 360 458,685
4.13%, 11/16/28 .................. 1,381 1,544,707
2.15%, 05/18/30 .................. EUR 155 193,778
3.75%, 11/01/46 .................. USD 130 144,822
4.63%, 11/16/48 .................. 53 67,894
2.82%, 09/01/51 .................. 335 323,451
3.03%, 03/15/52 .................. 354 355,702
Textron, Inc.
3.90%, 09/17/29 .................. 336 368,909
2.45%, 03/15/31 .................. 110 108,096
11,300,142
Air Freight & Logistics — 0.1%
FedEx Corp.
4.25%, 05/15/30 .................. 94 106,888
2.40%, 05/15/31 .................. 606 607,213
714,101
Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 . 1 684
Series 2017-1, Class AA, 3.30%, 01/15/30 81 82,554
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23 . 30 30,917

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2015-2, Class B, 4.40%, 09/22/23 . USD 213 $ 209,464
Series 2016-1, Class B, 5.25%, 01/15/24 . 151 149,363
Series 2017-1, Class B, 4.95%, 02/15/25 . 44 44,070
Series 2015-2, Class AA, 3.60%, 09/22/27 38 38,879
Series 2016-1, Class AA, 3.58%, 01/15/28 99 100,570
Series 2019-1, Class B, 3.85%, 02/15/28 . 202 192,688
Series 2016-2, Class AA, 3.20%, 06/15/28 67 67,619
Series 2016-3, Class AA, 3.00%, 10/15/28 325 322,818
Series 2017-1, Class AA, 3.65%, 02/15/29 54 56,247
Series 2019-1, Class AA, 3.15%, 02/15/32 198 199,445
Azul Investments LLP, 7.25%, 06/15/26
(b)
... 200 183,163
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 420 434,241
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 107 93,879
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 26 24,103
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 10 9,980
Series 2014-2, Class B, 4.63%, 09/03/22 . 16 15,837
Series 2016-2, Class B, 3.65%, 10/07/25 . 10 9,749
Series 2020-1, Class B, 4.88%, 01/15/26 . 121 126,213
Series 2014-1, Class A, 4.00%, 04/11/26 . 129 134,480
Series 2020-1, Class A, 5.88%, 10/15/27 . 718 786,613
Series 2015-1, Class AA, 3.45%, 12/01/27 34 35,389
Series 2019-2, Class B, 3.50%, 05/01/28 . 132 130,736
Series 2016-1, Class AA, 3.10%, 07/07/28 11 10,983
Series 2016-2, Class AA, 2.88%, 10/07/28 70 71,459
Series 2018-1, Class AA, 3.50%, 03/01/30 34 35,783
Series 2019-2, Class AA, 2.70%, 05/01/32 122 120,563
3,718,489
Automobiles — 0.3%
Ford Motor Co., 3.25%, 02/12/32 ........ 44 45,056
General Motors Co.
4.88%, 10/02/23 .................. 77 81,796
6.13%, 10/01/25 .................. 222 255,018
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 305 305,721
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 1,359 1,519,851
2,207,442
Banks — 4.7%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.87%
(a)(b)(g)
.......... 200 198,625
Banco Santander SA
2.71%, 06/27/24 .................. 600 621,227
1.85%, 03/25/26 .................. 400 398,165
3.31%, 06/27/29 .................. 400 422,762
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(f)
.......... 200 203,913
Bank of America Corp.
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23
(a)
.................... 127 127,823
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 83 83,916
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24
(a)
.................... 234 240,955
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... 116 120,856
4.00%, 01/22/25 .................. 154 164,470
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 2,025 2,079,803
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 236 248,271
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
.................... 512 518,589
Security
Par (000)
Par (000) Value
Banks (continued)
4.45%, 03/03/26 .................. USD 76 $ 83,673
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 851 834,016
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
.................... 1,751 1,738,705
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 1,540 1,528,785
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 875 949,578
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 760 847,356
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 758 834,963
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 422 445,036
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 981 964,526
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
.... 317 318,523
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 464 533,062
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 465 447,594
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(f)(g)
........... 250 260,438
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)
................ 836 953,558
Citigroup, Inc.
(a)
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 716 772,236
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 1,654 1,717,605
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 150,990
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 316 322,819
Danske Bank A/S
5.00%, 01/12/22
(b)
................. 400 400,354
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 263 262,939
5.38%, 01/12/24
(b)
................. 602 648,028
5.38%, 01/12/24
(f)
................. 200 215,292
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 191,600
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ...... 647 648,348
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 531 594,850
(SOFR + 1.29%), 2.21%, 08/17/29 ...... 208 203,969
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... 200 216,950
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(g)
...................... 510 510,000
ING Groep NV, 4.63%, 01/06/26
(b)
........ 202 224,456
Itau Unibanco Holding SA, 2.90%, 01/24/23
(b)
. 250 252,625
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 395 416,475
3.13%, 01/23/25 .................. 307 322,358
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 137 140,111
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 1,241 1,255,635
3.20%, 06/15/26 .................. 78 82,713
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 264 257,191
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 988 1,067,521
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 527 570,495
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 1,765 1,916,850
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 234 235,908
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
.... 80 79,332

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... USD 116 $ 131,648
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 420 438,430
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 117 143,029
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 470 554,804
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 15 16,050
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)(f)
.......... 200 199,788
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 373 367,201
4.38%, 03/22/28 .................. 228 255,780
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22 .................. 807 816,188
2.19%, 02/25/25 .................. 868 885,185
Mizuho Financial Group, Inc.
(a)
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 719 738,137
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 200 195,537
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 425 408,875
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(g)
.......... 200 197,312
Santander UK Group Holdings plc
3.57%, 01/10/23 .................. 963 963,408
(SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 606 600,455
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26
(a)
............... 240 236,076
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24 .................. 395 407,906
2.35%, 01/15/25 .................. 644 659,877
3.78%, 03/09/26 .................. 75 80,893
Washington Mutual Escrow Bonds
(c)(h)(i)
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
(j)
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.
(a)
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 383 411,734
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 167 173,611
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 179 207,948
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 646 662,489
39,599,199
Beverages — 0.5%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 923 1,113,886
4.90%, 02/01/46 .................. 195 246,467
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 1,667 1,854,204
4.60%, 04/15/48 .................. 507 619,980
3,834,537
Biotechnology — 0.6%
AbbVie, Inc.
2.30%, 11/21/22 .................. 197 199,751
2.60%, 11/21/24 .................. 1,571 1,630,121
4.55%, 03/15/35 .................. 129 155,108
4.50%, 05/14/35 .................. 603 721,322
4.85%, 06/15/44 .................. 3 3,760
4.70%, 05/14/45 .................. 342 424,295
4.88%, 11/14/48 .................. 50 64,610
4.25%, 11/21/49 .................. 226 271,691
Amgen, Inc., 4.40%, 05/01/45 .......... 602 718,346
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Biogen, Inc.
2.25%, 05/01/30 .................. USD 393 $ 386,943
3.15%, 05/01/50 .................. 176 169,165
Gilead Sciences, Inc., 4.75%, 03/01/46 .... 549 695,650
5,440,762
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 981 1,004,525
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 5 6,597
Masonite International Corp., 5.38%, 02/01/28
(b)
36 37,755
Owens Corning, 3.95%, 08/15/29 ........ 41 44,918
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. 35 36,029
4.75%, 01/15/28 .................. 15 15,488
1,145,312
Capital Markets — 2.7%
Credit Suisse AG
3.63%, 09/09/24 .................. 263 278,872
1.25%, 08/07/26 .................. 1,072 1,045,021
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
........ 252 262,199
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 584 580,375
1.69%, 03/19/26 .................. 905 900,542
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 .................. 1,226 1,299,890
3.50%, 01/23/25 .................. 180 189,763
3.50%, 04/01/25 .................. 3,281 3,469,441
3.75%, 05/22/25 .................. 647 690,484
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 163 171,027
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 933 914,719
3.75%, 02/25/26 .................. 199 214,305
(LIBOR USD 3 Month + 1.17%), 1.33%,
05/15/26
(a)
.................... 300 305,967
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 700 685,737
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 168 180,910
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 653 725,370
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 220 221,376
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 121 133,605
2.10%, 06/15/30 .................. 150 148,638
1.85%, 09/15/32 .................. 172 164,636
Moody's Corp.
3.25%, 01/15/28 .................. 225 241,206
3.10%, 11/29/61 .................. 203 201,245
Morgan Stanley
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 3 3,092
3.88%, 01/27/26 .................. 775 838,032
3.63%, 01/20/27 .................. 1,244 1,348,693
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 1,367 1,353,524
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 261 256,886
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 285 307,256
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 376 409,154
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 961 1,095,115
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,655 1,693,205
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 130 141,660
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
.... 359 351,129
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 299 313,247

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc., 2.61%, 07/14/31 .... USD 543 $ 535,843
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 115,180
UBS Group AG
(a)(b)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(g)
490 528,342
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 740 721,892
XP, Inc., 3.25%, 07/01/26
(b)
............ 200 192,225
23,229,803
Chemicals — 0.4%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 303,887
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 200 205,662
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 115 130,736
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 515 569,051
Ecolab, Inc., 2.75%, 08/18/55 .......... 400 392,557
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 255 294,725
MEGlobal Canada ULC
5.00%, 05/18/25
(b)
................. 200 218,100
5.00%, 05/18/25
(f)
................. 200 218,100
Sasol Financing USA LLC, 5.50%, 03/18/31 .. 200 200,760
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 352 351,022
Westlake Chemical Corp., 3.38%, 08/15/61 .. 216 206,045
3,090,645
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 83 85,801
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
71 72,065
RELX Capital, Inc.
3.50%, 03/16/23 .................. 80 82,349
4.00%, 03/18/29 .................. 404 448,089
3.00%, 05/22/30 .................. 507 531,517
Republic Services, Inc.
2.90%, 07/01/26 .................. 131 136,931
3.95%, 05/15/28 .................. 81 89,708
2.38%, 03/15/33 .................. 15 14,929
Waste Management, Inc.
1.15%, 03/15/28 .................. 370 353,108
2.00%, 06/01/29 .................. 101 100,896
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 37 36,815
1,952,208
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 156 147,353
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 623 711,782
2.75%, 05/24/31 .................. 819 820,475
5.50%, 09/01/44 .................. 220 286,366
1,965,976
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47
(f)
.. 200 199,663
Stoneway Capital Corp.
(h)(i)
10.00%, 03/01/27
(b)
................ 133 39,145
10.00%, 03/01/27
(f)
................ 133 39,146
277,954
Consumer Finance — 0.4%
AerCap Ireland Capital DAC
1.75%, 01/30/26 .................. 150 147,122
4.45%, 04/03/26 .................. 190 206,382
Capital One Financial Corp., 3.90%, 01/29/24 328 345,163
Discover Financial Services, 4.50%, 01/30/26 149 163,170
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
3.70%, 05/09/23 .................. USD 66 $ 67,967
5.10%, 01/17/24 .................. 173 185,498
4.00%, 01/15/25 .................. 341 362,249
4.35%, 04/09/25 .................. 396 426,049
2.75%, 06/20/25 .................. 318 328,137
1.25%, 01/08/26 .................. 105 102,736
2.40%, 10/15/28 .................. 653 651,180
2.70%, 06/10/31 .................. 11 10,961
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 250 253,172
Navient Corp.
7.25%, 09/25/23 .................. 23 24,797
5.88%, 10/25/24 .................. 37 39,451
6.75%, 06/25/25 .................. 38 41,800
6.75%, 06/15/26 .................. 37 40,898
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(f)
..................... 200 204,500
Synchrony Financial
4.50%, 07/23/25 .................. 5 5,402
3.70%, 08/04/26 .................. 91 96,639
3,703,273
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 42 58,021
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 200 185,000
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 52 54,470
297,491
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............. 60 61,394
Diversified Financial Services — 0.2%
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 116 116,485
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 203,162
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(f)(g)
............... 200 197,663
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 200 185,475
ORIX Corp., 2.90%, 07/18/22 .......... 155 156,787
Shell International Finance BV, 2.38%, 11/07/29 964 984,608
1,844,180
Diversified Telecommunication Services — 1.5%
AT&T, Inc.
0.00%, 11/27/22
(b)(j)
................ 1,000 993,381
1.65%, 02/01/28 .................. 277 271,135
4.35%, 03/01/29 .................. 505 567,254
2.75%, 06/01/31 .................. 172 175,484
2.55%, 12/01/33 .................. 203 198,542
4.50%, 05/15/35 .................. 568 656,152
2.60%, 05/19/38 .................. EUR 175 223,175
3.10%, 02/01/43 .................. USD 230 223,592
5.15%, 02/15/50 .................. 294 375,598
3.50%, 09/15/53 .................. 353 356,140
3.55%, 09/15/55 .................. 763 765,768
3.80%, 12/01/57 .................. 174 181,145
3.65%, 09/15/59 .................. 395 398,906
3.50%, 02/01/61 .................. 90 88,498
CCO Holdings LLC
(b)
5.38%, 06/01/29 .................. 92 99,280
4.75%, 03/01/30 .................. 106 110,240
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 150 160,695
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 15 15,300

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(f)(g)
.................... USD 200 $ 210,163
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
..................... 49 43,145
Verizon Communications, Inc.
4.13%, 03/16/27 .................. 99 110,042
2.10%, 03/22/28 .................. 729 730,389
3.88%, 02/08/29 .................. 376 416,673
4.02%, 12/03/29 .................. 326 365,479
3.15%, 03/22/30 .................. 1,082 1,144,703
1.50%, 09/18/30 .................. 1,178 1,105,105
1.68%, 10/30/30 .................. 251 238,483
2.55%, 03/21/31 .................. 102 102,909
2.36%, 03/15/32
(b)
................. 111 109,370
2.65%, 11/20/40 .................. 512 486,511
3.40%, 03/22/41 .................. 379 396,792
2.85%, 09/03/41 .................. 427 421,248
2.88%, 11/20/50 .................. 723 686,045
3.70%, 03/22/61 .................. 424 459,708
12,887,050
Electric Utilities — 2.4%
Adani Transmission Ltd., 4.25%, 05/21/36
(f)
.. 181 184,620
AEP Texas, Inc.
3.95%, 06/01/28 .................. 310 339,452
Series H, 3.45%, 01/15/50 ........... 91 92,562
3.45%, 05/15/51 .................. 237 238,723
AEP Transmission Co. LLC
3.80%, 06/15/49 .................. 155 174,957
3.15%, 09/15/49 .................. 222 226,007
Series M, 3.65%, 04/01/50 ........... 232 256,105
Series N, 2.75%, 08/15/51 ........... 30 28,539
Alabama Power Co.
4.15%, 08/15/44 .................. 5 5,844
3.45%, 10/01/49 .................. 242 256,413
3.13%, 07/15/51 .................. 70 71,377
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 293 295,722
Baltimore Gas & Electric Co.
3.75%, 08/15/47 .................. 166 187,286
4.25%, 09/15/48 .................. 105 127,832
3.20%, 09/15/49 .................. 125 130,528
2.90%, 06/15/50 .................. 100 99,355
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 .......... 120 121,819
3.95%, 03/01/48 .................. 85 101,304
Series AF, 3.35%, 04/01/51 .......... 195 214,323
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 .......... 180 188,839
Series 130, 3.13%, 03/15/51 .......... 30 31,101
Series 131, 2.75%, 09/01/51 .......... 86 83,141
DTE Electric Co.
Series A, 4.05%, 05/15/48 ........... 265 315,199
3.95%, 03/01/49 .................. 121 142,985
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. 72 80,356
3.88%, 03/15/46 .................. 32 36,036
3.70%, 12/01/47 .................. 104 115,645
3.95%, 03/15/48 .................. 155 178,549
3.45%, 04/15/51 .................. 213 232,934
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 550 565,180
1.75%, 06/15/30 .................. 88 84,447
3.00%, 12/15/51 .................. 255 256,982
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Progress LLC
3.45%, 03/15/29 .................. USD 527 $ 568,692
2.90%, 08/15/51 .................. 355 351,923
Edison International
2.40%, 09/15/22 .................. 42 42,403
4.95%, 04/15/25 .................. 272 295,817
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 117 122,855
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 325 386,558
Exelon Corp.
5.10%, 06/15/45 .................. 35 45,021
4.70%, 04/15/50 .................. 180 225,961
FirstEnergy Corp.
2.05%, 03/01/25 .................. 52 51,467
Series B, 4.40%, 07/15/27
(e)
.......... 349 375,886
2.65%, 03/01/30 .................. 158 156,025
Series B, 2.25%, 09/01/30 ........... 79 76,053
Series C, 5.35%, 07/15/47
(e)
.......... 125 148,594
Series C, 3.40%, 03/01/50 ........... 71 69,580
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 666 708,065
5.45%, 07/15/44 .................. 42 53,002
4.55%, 04/01/49 .................. 550 627,861
Florida Power & Light Co.
3.95%, 03/01/48 .................. 331 392,531
3.15%, 10/01/49 .................. 468 496,849
2.88%, 12/04/51 .................. 215 218,042
Generacion Mediterranea SA, 9.63%,
12/01/27
(b)
..................... 235 189,959
Genneia SA, 8.75%, 09/02/27
(b)
......... 73 68,299
MidAmerican Energy Co.
3.10%, 05/01/27 .................. 193 204,894
3.65%, 04/15/29 .................. 460 506,898
4.25%, 07/15/49 .................. 131 161,641
3.15%, 04/15/50 .................. 277 289,926
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 52 57,114
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(f)
..................... 250 242,703
Northern States Power Co.
3.60%, 05/15/46 .................. 27 30,229
2.90%, 03/01/50 .................. 88 88,842
2.60%, 06/01/51 .................. 123 117,338
3.20%, 04/01/52 .................. 50 52,975
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................. 842 834,303
5.75%, 01/15/28 .................. 59 62,370
4.45%, 06/15/29
(b)
................. 70 76,148
5.25%, 06/15/29
(b)
................. 53 56,783
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 66,273
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 122 114,711
4.00%, 06/01/49 .................. 125 143,595
Series R, 2.90%, 10/01/51 ........... 191 184,185
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 267 293,854
3.80%, 09/30/47 .................. 101 116,955
4.10%, 11/15/48 .................. 83 100,043
3.80%, 06/01/49 .................. 89 102,897
2.70%, 11/15/51
(b)
................. 55 52,892
Pacific Gas & Electric Co.
2.50%, 02/01/31 .................. 28 26,672
3.25%, 06/01/31 .................. 221 221,730
4.95%, 07/01/50 .................. 330 359,388
PECO Energy Co.
3.05%, 03/15/51 .................. 231 235,597

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.85%, 09/15/51 .................. USD 102 $ 101,005
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 210 230,473
2.05%, 08/01/50 .................. 128 108,179
3.00%, 03/01/51 .................. 60 61,672
Southern California Edison Co.
1.85%, 02/01/22 .................. 21 21,087
Series E, 3.70%, 08/01/25 ........... 136 145,208
Series 20C, 1.20%, 02/01/26 ......... 311 304,616
2.25%, 06/01/30 .................. 445 439,141
Series G, 2.50%, 06/01/31 ........... 227 227,860
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 270 281,565
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 200 219,163
Tampa Electric Co.
4.30%, 06/15/48 .................. 30 36,664
4.45%, 06/15/49 .................. 175 219,915
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 741,299
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 ........... 69 72,365
Series A, 6.00%, 05/15/37 ........... 66 90,231
4.00%, 01/15/43 .................. 247 283,825
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 .................. 72 74,350
5.63%, 02/15/27 .................. 93 95,790
5.00%, 07/31/27 .................. 93 96,517
4.30%, 07/15/29 .................. 503 537,902
20,325,388
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24
(f)
..... 207 167,321
Entertainment — 0.2%
Electronic Arts, Inc.
1.85%, 02/15/31 .................. 470 450,470
2.95%, 02/15/51 .................. 83 78,207
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 101 122,391
Walt Disney Co. (The), 4.70%, 03/23/50 .... 466 614,786
1,265,854
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.
5.00%, 02/15/24 .................. 16 17,216
2.40%, 03/15/25 .................. 635 652,027
1.60%, 04/15/26 .................. 172 170,240
3.95%, 03/15/29 .................. 340 370,710
3.80%, 08/15/29 .................. 953 1,036,775
2.30%, 09/15/31 .................. 74 71,871
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 2.98%, 01/06/25
(a)(c)
........ 629 625,472
Crown Castle International Corp.
1.05%, 07/15/26 .................. 340 328,343
3.80%, 02/15/28 .................. 137 149,069
3.10%, 11/15/29 .................. 583 608,719
3.30%, 07/01/30 .................. 466 491,539
2.50%, 07/15/31 .................. 106 105,214
Digital Dutch Finco BV
(f)
1.50%, 03/15/30 .................. EUR 315 371,720
1.00%, 01/15/32 .................. 180 198,607
Duke Realty LP, 1.75%, 02/01/31 ........ USD 518 490,134
Equinix, Inc.
1.25%, 07/15/25 .................. 135 132,588
1.00%, 09/15/25 .................. 433 420,010
1.45%, 05/15/26 .................. 309 302,868
2.15%, 07/15/30 .................. 121 117,623
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
2.50%, 05/15/31 .................. USD 237 $ 236,835
GLP Capital LP
4.00%, 01/15/30 .................. 1,032 1,091,903
3.25%, 01/15/32 .................. 147 147,793
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 130 128,584
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 159 169,926
4.50%, 09/01/26 .................. 44 47,300
5.75%, 02/01/27 .................. 71 80,230
MPT Operating Partnership LP, 5.25%,
08/01/26 ...................... 7 7,201
National Retail Properties, Inc.
3.50%, 04/15/51 .................. 368 378,196
3.00%, 04/15/52 .................. 200 189,018
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 272,444
Realty Income Corp., 3.25%, 01/15/31 ..... USD 174 187,096
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 61 62,220
Service Properties Trust, 4.35%, 10/01/24 ... 37 36,260
WP Carey, Inc., 2.45%, 02/01/32 ........ 150 146,276
9,842,027
Food & Staples Retailing — 0.0%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 68 72,080
4.88%, 02/15/30 .................. 15 16,196
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 79 82,456
170,732
Food Products — 0.1%
(b)
BRF GmbH, 4.35%, 09/29/26 .......... 200 201,913
Darling Ingredients, Inc., 5.25%, 04/15/27 ... 36 37,170
JBS USA LUX SA
6.75%, 02/15/28 .................. 68 73,356
6.50%, 04/15/29 .................. 106 116,601
5.50%, 01/15/30 .................. 19 20,662
Pilgrim's Pride Corp., 5.88%, 09/30/27 ..... 127 134,104
Post Holdings, Inc.
5.63%, 01/15/28 .................. 72 76,301
5.50%, 12/15/29 .................. 57 59,886
719,993
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 .................. 91 108,179
3.38%, 09/15/49 .................. 14 14,860
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 532 503,872
ONE Gas, Inc., 2.00%, 05/15/30 ......... 80 77,803
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 .................. 175 174,941
3.64%, 11/01/46 .................. 25 26,497
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 200 196,725
1,102,877
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 178 181,455
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 200 239,464
Medtronic Global Holdings SCA
1.50%, 07/02/39 .................. 165 193,175
1.75%, 07/02/49 .................. 100 116,517
Mozart Debt Merger Sub, Inc., 3.88%,
04/01/29
(b)
..................... USD 452 450,404
1,181,015

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.4%
Aetna, Inc.
6.63%, 06/15/36 .................. USD 175 $ 248,074
4.75%, 03/15/44 .................. 5 6,107
Anthem, Inc.
4.10%, 03/01/28 .................. 231 256,123
4.38%, 12/01/47 .................. 132 160,810
3.60%, 03/15/51 .................. 155 172,043
Centene Corp., 4.63%, 12/15/29 ......... 53 57,158
Cigna Corp.
3.40%, 03/01/27 .................. 402 431,739
4.38%, 10/15/28 .................. 760 863,741
CVS Health Corp.
1.30%, 08/21/27 .................. 218 211,334
3.25%, 08/15/29 .................. 160 170,591
3.75%, 04/01/30 .................. 1,213 1,329,876
5.13%, 07/20/45 .................. 401 521,245
HCA, Inc.
4.75%, 05/01/23 .................. 782 819,044
5.25%, 04/15/25 .................. 3,282 3,630,560
5.25%, 06/15/26 .................. 439 493,688
5.63%, 09/01/28 .................. 23 26,876
5.88%, 02/01/29 .................. 15 17,873
2.38%, 07/15/31 .................. 795 782,642
5.25%, 06/15/49 .................. 30 38,530
Humana, Inc.
4.50%, 04/01/25 .................. 150 163,474
4.88%, 04/01/30 .................. 69 80,855
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 41 43,429
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 148 152,015
6.25%, 02/01/27 .................. 220 227,700
5.13%, 11/01/27 .................. 23 23,949
4.38%, 01/15/30 .................. 163 165,130
UnitedHealth Group, Inc.
4.63%, 11/15/41 .................. 397 498,626
4.20%, 01/15/47 .................. 241 292,534
3.25%, 05/15/51 .................. 97 104,937
11,990,703
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 11 11,140
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 48,000
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 47 48,645
5.38%, 04/15/27 .................. 73 74,825
5.25%, 07/15/29 .................. 73 74,825
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 88 90,640
4.75%, 01/15/28 .................. 44 45,540
Expedia Group, Inc., 3.25%, 02/15/30 ..... 86 87,763
Fortune Star BVI Ltd., 5.05%, 01/27/27
(f)
.... 200 190,020
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 194 193,406
McDonald's Corp.
2.13%, 03/01/30 .................. 130 129,400
3.60%, 07/01/30 .................. 277 306,101
4.88%, 12/09/45 .................. 368 472,791
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(f)
200 193,163
MGM China Holdings Ltd., 4.75%, 02/01/27
(f)
. 200 191,250
MGM Resorts International
5.75%, 06/15/25 .................. 10 10,762
4.63%, 09/01/26 .................. 6 6,240
5.50%, 04/15/27 .................. 10 10,650
Starbucks Corp.
2.25%, 03/12/30 .................. 229 227,389
2.55%, 11/15/30 .................. 317 323,293
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 .................. USD 162 $ 166,860
5.25%, 05/15/27 .................. 81 82,808
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 68,005
3,053,516
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ...................... 87 90,811
Mattamy Group Corp., 5.25%, 12/15/27 .... 7 7,362
98,173
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 50 47,416
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 603 719,596
Roper Technologies, Inc., 2.95%, 09/15/29 .. 87 89,984
809,580
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(g)
....... 15 19,997
American International Group, Inc.
4.50%, 07/16/44 .................. 272 334,982
4.75%, 04/01/48 .................. 180 229,264
Aon Corp.
4.50%, 12/15/28 .................. 83 94,460
3.75%, 05/02/29 .................. 602 659,918
2.80%, 05/15/30 .................. 553 569,909
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 74 80,996
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 .................. EUR 160 189,846
1.98%, 03/21/30 .................. 145 180,155
2.25%, 11/15/30 .................. USD 424 423,111
Willis North America, Inc., 3.60%, 05/15/24 .. 36 37,705
2,820,343
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 672 639,836
eBay, Inc., 1.40%, 05/10/26 ........... 473 465,734
1,105,570
IT Services — 0.6%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................. EUR 300 347,260
Fiserv, Inc.
4.20%, 10/01/28 .................. USD 99 110,982
3.50%, 07/01/29 .................. 1,501 1,614,236
Global Payments, Inc.
1.20%, 03/01/26 .................. 593 575,603
4.80%, 04/01/26 .................. 475 527,327
2.15%, 01/15/27 .................. 60 60,239
3.20%, 08/15/29 .................. 605 630,143
International Business Machines Corp.
3.30%, 05/15/26 .................. 197 210,606
1.95%, 05/15/30 .................. 160 156,415
4.25%, 05/15/49 .................. 304 368,709
4,601,520
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 366 385,808
2.75%, 09/15/29 .................. 133 137,299
2.10%, 06/04/30 .................. 88 86,148
2.30%, 03/12/31 .................. 113 111,896
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 7 7,280

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 .................. USD 180 $ 182,089
1.88%, 10/01/49 .................. EUR 300 349,355
1,259,875
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 860 907,691
Otis Worldwide Corp., 2.57%, 02/15/30 .... 225 228,234
Parker-Hannifin Corp., 3.25%, 03/01/27 .... 99 106,027
1,241,952
Media — 1.0%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 68 66,347
6.48%, 10/23/45 .................. 1,329 1,814,865
5.38%, 05/01/47 .................. 229 273,336
5.75%, 04/01/48 .................. 117 145,906
3.85%, 04/01/61 .................. 172 162,198
4.40%, 12/01/61 .................. 202 208,970
3.95%, 06/30/62 .................. 220 211,944
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 92 95,198
Comcast Corp.
3.15%, 02/15/28 .................. 75 80,503
2.65%, 02/01/30 .................. 946 981,092
3.40%, 04/01/30 .................. 392 427,817
4.25%, 10/15/30 .................. 110 126,948
1.95%, 01/15/31 .................. 72 70,545
3.75%, 04/01/40 .................. 177 198,156
3.97%, 11/01/47 .................. 463 533,074
3.45%, 02/01/50 .................. 80 85,426
2.80%, 01/15/51 .................. 471 453,763
2.45%, 08/15/52 .................. 99 88,643
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. 268 279,296
3.35%, 09/15/26 .................. 22 23,351
3.60%, 06/15/51 .................. 260 272,282
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 413 493,252
iHeartCommunications, Inc.
6.38%, 05/01/26 .................. USD 60 62,187
5.25%, 08/15/27
(b)
................. 54 56,165
4.75%, 01/15/28
(b)
................. 7 7,099
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... 191 221,793
Lamar Media Corp., 3.75%, 02/15/28 ...... 9 9,022
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 85 89,600
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 97 99,258
4.63%, 03/15/30 .................. 7 6,983
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
.... 90 96,975
TEGNA, Inc.
4.63%, 03/15/28 .................. 15 15,162
5.00%, 09/15/29 .................. 17 17,382
ViacomCBS, Inc.
4.38%, 03/15/43 .................. 122 138,797
5.85%, 09/01/43 .................. 253 340,793
8,254,128
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
2.63%, 09/10/30 .................. 317 309,372
2.88%, 03/17/31 .................. 230 228,893
Glencore Funding LLC
(b)
1.63%, 09/01/25 .................. 52 51,466
1.63%, 04/27/26 .................. 564 553,344
2.50%, 09/01/30 .................. 573 554,906
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
2.85%, 04/27/31 .................. USD 281 $ 277,762
2.63%, 09/23/31 .................. 138 134,118
3.38%, 09/23/51 .................. 70 67,412
Newmont Corp., 2.25%, 10/01/30 ........ 311 306,621
Nucor Corp., 3.95%, 05/01/28 .......... 164 180,845
Vedanta Resources Finance II plc
8.00%, 04/23/23
(f)
................. 200 195,538
8.95%, 03/11/25
(b)
................. 200 195,500
3,055,777
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 ..... 2 2,308
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 .................. 120 132,281
3.25%, 03/15/50 .................. 159 169,014
Consumers Energy Co.
3.25%, 08/15/46 .................. 94 99,473
3.75%, 02/15/50 .................. 381 436,591
3.10%, 08/15/50 .................. 140 145,772
3.50%, 08/01/51 .................. 120 134,401
1,117,532
Oil, Gas & Consumable Fuels — 2.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 59,356
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 308 324,225
3.80%, 09/21/25 .................. 145 156,485
3.00%, 03/17/52 .................. 225 220,177
3.38%, 02/08/61 .................. 85 87,325
BP Capital Markets plc
2.75%, 05/10/23 .................. 184 188,765
3.81%, 02/10/24 .................. 80 84,356
Buckeye Partners LP, 3.95%, 12/01/26 ..... 9 9,173
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 105 109,599
3.40%, 01/15/38 .................. 532 548,638
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 128 128,312
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 .................. 139 153,765
5.88%, 03/31/25 .................. 1,332 1,476,254
5.13%, 06/30/27 .................. 766 864,292
Chevron USA, Inc., 2.34%, 08/12/50 ...... 90 83,029
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 75,375
CrownRock LP, 5.63%, 10/15/25
(b)
....... 39 39,877
Devon Energy Corp.
5.85%, 12/15/25 .................. 56 64,029
5.88%, 06/15/28 .................. 17 18,413
4.50%, 01/15/30 .................. 166 178,217
4.75%, 05/15/42 .................. 140 162,096
5.00%, 06/15/45 .................. 105 126,916
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 701 727,227
3.25%, 12/01/26 .................. 142 149,757
3.50%, 12/01/29 .................. 588 623,519
3.13%, 03/24/31 .................. 1,137 1,171,849
4.40%, 03/24/51 .................. 129 147,861
Energy Transfer LP
4.50%, 04/15/24 .................. 718 760,975
2.90%, 05/15/25 .................. 1,387 1,432,819
5.95%, 12/01/25 .................. 217 247,244
6.63%, 10/15/36 .................. 30 37,997
6.50%, 02/01/42 .................. 197 253,801
5.00%, 05/15/50 .................. 480 552,335
Enterprise Products Operating LLC
4.15%, 10/16/28 .................. 998 1,120,324

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.13%, 07/31/29 .................. USD 448 $ 475,732
3.30%, 02/15/53 .................. 120 119,351
EOG Resources, Inc., 4.15%, 01/15/26 .... 62 67,726
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34
(b)
................. 200 196,000
2.63%, 03/31/36
(f)
................. 200 195,187
Greenko Dutch BV, 3.85%, 03/29/26
(f)
..... 197 198,970
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 13 15,644
Marathon Petroleum Corp., 5.85%, 12/15/45 . 65 82,043
Matador Resources Co., 5.88%, 09/15/26 ... 16 16,480
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 200 198,937
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(f)
. 200 206,760
MPLX LP
4.88%, 12/01/24 .................. 331 359,266
1.75%, 03/01/26 .................. 182 180,169
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 230 255,911
3.25%, 07/15/31 .................. 507 515,002
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 396,586
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 200 203,537
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 336 369,862
Petrobras Global Finance BV, 5.30%, 01/27/25 129 138,417
ReNew Power Synthetic, 6.67%, 03/12/24
(f)
.. 200 207,850
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(e)
................. 184 192,445
5.75%, 05/15/24 .................. 888 965,742
5.63%, 03/01/25 .................. 2,891 3,209,657
5.88%, 06/30/26 .................. 172 197,336
5.00%, 03/15/27 .................. 185 207,788
SM Energy Co., 10.00%, 01/15/25
(b)
...... 12 13,208
Suncor Energy, Inc., 6.80%, 05/15/38 ..... 96 133,828
Sunoco LP, 4.50%, 04/30/30
(b)
.......... 95 97,367
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 504 538,331
TransCanada PipeLines Ltd., 4.63%, 03/01/34 123 144,400
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 724 883,738
4.00%, 03/15/28 .................. 496 541,969
3.95%, 05/15/50 .................. 232 259,881
24,169,502
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 ..... 83 128,274
Suzano Austria GmbH
3.75%, 01/15/31 .................. 30 30,446
3.13%, 01/15/32 .................. 90 87,075
245,795
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30 ........ 518 489,023
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 103 108,794
8.50%, 01/31/27 .................. 120 126,000
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 .................. 105 110,584
5.75%, 08/15/27 .................. 31 32,178
7.00%, 01/15/28 .................. 49 48,755
7.25%, 05/30/29 .................. 51 50,490
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 200 249,404
Merck & Co., Inc.
2.45%, 06/24/50 .................. USD 126 118,701
2.75%, 12/10/51 .................. 64 63,328
Pfizer, Inc., 2.63%, 04/01/30 ........... 755 795,440
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 207 203,275
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 .................. USD 600 $ 587,551
2.00%, 07/09/40 .................. EUR 380 466,532
3,450,055
Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 08/01/28 ........ USD 595 689,456
Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(f)(g)
............. 200 93,662
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 200 196,750
Central China Real Estate Ltd., 7.90%,
11/07/23
(f)
..................... 200 131,000
China Aoyuan Group Ltd., 7.95%, 02/19/23
(f)
. 200 39,000
China Evergrande Group, 8.25%, 03/23/22
(f)(h)(i)
200 36,412
CIFI Holdings Group Co. Ltd., 5.50%,
01/23/22
(f)
..................... 200 198,260
Country Garden Holdings Co. Ltd., 5.40%,
05/27/25
(f)
..................... 200 189,000
Dexin China Holdings Co. Ltd., 11.88%,
04/23/22
(f)
..................... 200 156,725
Easy Tactic Ltd., 11.75%, 08/02/23
(f)
...... 200 73,000
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(f)(h)(i)
................... 200 46,000
Kaisa Group Holdings Ltd., 11.95%, 10/22/22
(f)
200 55,040
Logan Group Co. Ltd., 4.50%, 01/13/28
(f)
... 200 178,937
MAF Global Securities Ltd., (USD Swap Semi 5
Year + 3.48%), 5.50%
(a)(f)(g)
........... 200 202,100
Modern Land China Co. Ltd., 9.80%, 04/11/23
(f)
(h)(i)
......................... 200 35,938
New Metro Global Ltd., 4.50%, 05/02/26
(f)
... 200 169,913
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22
(f)
..................... 200 183,000
Redsun Properties Group Ltd., 7.30%,
01/13/25
(f)
..................... 200 84,100
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(f)
200 185,760
Ronshine China Holdings Ltd., 5.50%,
02/01/22
(f)
..................... 200 149,162
Yango Justice International Ltd., 8.25%,
11/25/23
(f)
..................... 200 51,938
Yuzhou Group Holdings Co. Ltd.
(f)
6.00%, 10/25/23 .................. 200 65,000
8.50%, 02/26/24 .................. 200 58,500
Zhenro Properties Group Ltd., 6.63%,
01/07/26
(f)
..................... 200 128,500
2,707,697
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 .................. 101 124,142
3.30%, 09/15/51 .................. 510 553,664
2.88%, 06/15/52 .................. 67 67,013
Canadian Pacific Railway Co., 2.05%, 03/05/30 97 95,604
CSX Corp.
4.30%, 03/01/48 .................. 296 361,305
2.50%, 05/15/51 .................. 90 83,151
4.25%, 11/01/66 .................. 65 79,430
Norfolk Southern Corp.
3.65%, 08/01/25 .................. 6 6,414
2.90%, 06/15/26 .................. 241 254,240
4.15%, 02/28/48 .................. 75 89,355
3.40%, 11/01/49 .................. 273 292,695
3.05%, 05/15/50 .................. 194 197,607

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. USD 231 $ 238,803
3.95%, 03/10/25 .................. 90 95,900
4.00%, 07/15/25 .................. 240 257,593
1.20%, 11/15/25 .................. 94 91,583
1.70%, 06/15/26 .................. 290 286,662
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 205,412
Ryder System, Inc.
2.50%, 09/01/24 .................. 69 70,980
4.63%, 06/01/25 .................. 690 757,124
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 200 186,350
Union Pacific Corp.
2.75%, 03/01/26 .................. 175 183,333
2.95%, 03/10/52 .................. 43 43,508
3.84%, 03/20/60 .................. 550 647,541
2.97%, 09/16/62 .................. 112 110,718
3.75%, 02/05/70 .................. 180 203,914
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 87 91,230
5,675,271
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc., 2.80%, 10/01/41 ..... 120 121,373
Applied Materials, Inc., 2.75%, 06/01/50 .... 154 154,220
Broadcom Corp., 3.88%, 01/15/27 ....... 230 249,387
Broadcom, Inc.
4.11%, 09/15/28 .................. 133 145,808
4.75%, 04/15/29 .................. 633 720,544
5.00%, 04/15/30 .................. 900 1,047,802
4.15%, 11/15/30 .................. 372 412,569
4.30%, 11/15/32 .................. 211 237,117
3.47%, 04/15/34
(b)
................. 443 463,674
Intel Corp.
3.73%, 12/08/47 .................. 398 453,322
3.25%, 11/15/49 .................. 248 261,743
3.20%, 08/12/61 .................. 92 94,214
KLA Corp.
4.10%, 03/15/29 .................. 421 475,217
3.30%, 03/01/50 .................. 456 487,219
Lam Research Corp.
3.75%, 03/15/26 .................. 379 412,561
2.88%, 06/15/50 .................. 411 409,519
NVIDIA Corp.
1.55%, 06/15/28 .................. 947 939,441
3.50%, 04/01/50 .................. 171 194,935
NXP BV
(b)
4.30%, 06/18/29 .................. 847 948,005
3.40%, 05/01/30 .................. 357 380,160
2.50%, 05/11/31 .................. 1,089 1,088,978
3.25%, 11/30/51 .................. 60 59,693
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 404 505,883
10,263,384
Software — 0.9%
Autodesk, Inc., 3.50%, 06/15/27 ......... 560 601,746
Citrix Systems, Inc., 4.50%, 12/01/27 ...... 104 112,894
Microsoft Corp., 2.92%, 03/17/52 ........ 742 787,795
Oracle Corp.
3.85%, 07/15/36 .................. 354 373,944
6.13%, 07/08/39 .................. 350 463,903
3.60%, 04/01/40 .................. 715 717,041
3.65%, 03/25/41 .................. 1,292 1,306,385
4.13%, 05/15/45 .................. 293 309,097
4.00%, 07/15/46 .................. 238 247,025
4.00%, 11/15/47 .................. 507 526,390
3.60%, 04/01/50 .................. 316 309,408
Security
Par (000)
Par (000) Value
Software (continued)
3.95%, 03/25/51 .................. USD 301 $ 312,470
salesforce.com, Inc., 3.05%, 07/15/61 ..... 286 294,143
ServiceNow, Inc., 1.40%, 09/01/30 ....... 565 525,905
VMware, Inc.
1.80%, 08/15/28 .................. 445 433,054
2.20%, 08/15/31 .................. 299 293,676
7,614,876
Specialty Retail — 0.3%
Home Depot, Inc. (The)
2.95%, 06/15/29 .................. 220 234,372
4.50%, 12/06/48 .................. 196 253,408
2.75%, 09/15/51 .................. 68 67,525
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 198,350
Lowe's Cos., Inc.
4.00%, 04/15/25 .................. 1,008 1,090,068
1.70%, 09/15/28 .................. 220 215,570
3.65%, 04/05/29 .................. 318 348,618
2.80%, 09/15/41 .................. 375 365,881
2,773,792
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.85%, 05/04/43 .................. 334 393,311
2.55%, 08/20/60 .................. 639 600,088
2.80%, 02/08/61 .................. 159 157,876
Dell International LLC
5.85%, 07/15/25 .................. 296 335,500
4.90%, 10/01/26 .................. 128 144,169
8.35%, 07/15/46 .................. 20 33,250
3.45%, 12/15/51
(b)
................. 122 117,133
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(e)
..................... 81 108,489
HP, Inc., 6.00%, 09/15/41 ............. 70 93,027
Seagate HDD Cayman, 4.09%, 06/01/29 ... 80 82,831
Western Digital Corp., 2.85%, 02/01/29 .... 68 68,655
2,134,329
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 36 37,215
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 491 501,217
Tobacco — 0.3%
Altria Group, Inc.
4.40%, 02/14/26 .................. 62 68,293
3.13%, 06/15/31 .................. EUR 460 581,376
5.80%, 02/14/39 .................. USD 459 551,709
3.40%, 02/04/41 .................. 263 242,601
BAT Capital Corp.
4.91%, 04/02/30 .................. 160 179,595
2.73%, 03/25/31 .................. 329 319,269
3.98%, 09/25/50 .................. 206 198,016
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 415,335
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 260 315,911
2,872,105
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/17/26 ........ 515 506,475
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 89 92,560
599,035
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA
(b)
6.63%, 10/15/26 .................. 180 187,740
4.50%, 04/27/31 .................. 200 201,288

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
3.75%, 04/15/27 .................. USD 491 $ 531,704
3.88%, 04/15/30 .................. 1,892 2,069,382
3.40%, 10/15/52
(b)
................. 130 129,400
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 200 195,475
Vodafone Group plc, 5.25%, 05/30/48 ..... 374 487,133
3,802,122
Total Corporate Bonds — 30.6%
(Cost: $260,476,645) .............................. 259,039,409
Floating Rate Loan Interests — 0.6%
Aerospace & Defense — 0.0%
Cobham Ultra US Co., Term Loan, 11/17/28
(a)(l)
42 41,830
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 02/24/25
(a)
..... 269 268,082
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 07/31/26 .................. 30 29,897
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28
(c)
................. 31 31,309
61,206
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 10/15/28
(a)
201 200,664
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28
(a)
................. 143 142,019
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28
(a)
................. 229 227,051
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.91%
,
 02/21/23
(a)(c)
................ 21 18,218
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 09/07/28
(a)
................. 149 149,100
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(a)
.... 267 267,140
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28
(a)
.... 386 385,830
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.36%
,
 03/06/25
(a)
45 44,381
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 .................. USD 153 $ 149,466
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 . 323 322,864
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 181 180,151
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 08/27/28 .................. 76 75,778
Jack Ohio Finance LLC, Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.50%
,
 10/04/28 . 52 51,838
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 08/13/22 .................. 473 470,451
1,250,548
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(a)
................. 79 78,210
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/04/28
(a)(c)
................ 30 29,963
Machinery — 0.0%
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.75%
,
 10/04/28
(a)
..... 12 11,997
Media — 0.1%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 04/15/27 ...... 178 175,384
Gray Television, Inc., Term Loan D, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 12/01/28 . 232 230,666
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.61%
,
 02/05/27 ..... 19 19,157
425,207
Multiline Retail — 0.0%
Leslie's Poolmart, Inc.,Term Loan, 03/09/28
(a)(l)
45 44,879
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 11/01/26 .. 459 456,830
Southwestern Energy Co., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.00%
,
 06/22/27 . 161 161,101
617,931
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/15/27
(a)
................. 266 261,975
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.22%
,
 12/30/26
(a)
166 164,909
Software — 0.0%
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28
(a)
..... 157 156,468

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 .................. USD 62 $ 61,612
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.00%), 3.50%
,
 04/16/28 ...... 137 136,967
198,579
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 2.96%), 2.96%
,
 07/01/25
(a)(c)
... 536 534,697
Total Floating Rate Loan Interests — 0.6%
(Cost: $5,591,772) ............................... 5,580,884
Foreign Agency Obligations — 0.5%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 106 63,752
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 55 57,881
6.88%, 04/29/30 .................. 318 355,206
4.63%, 11/02/31 .................. 75 72,847
5.88%, 05/28/45 .................. 44 42,001
5.88%, 11/02/51 .................. 181 169,235
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 200 189,412
886,582
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(f)
. 200 213,663
Indonesia — 0.0%
Pertamina Persero PT, 4.18%
,
01/21/50
(f)
.... 200 206,037
Mexico — 0.3%
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 22 102,685
6.88%, 10/16/25
(f)
................. USD 124 135,470
6.70%, 02/16/32
(b)
................. 2,099 2,114,743
7.69%, 01/23/50 .................. 99 95,040
6.95%, 01/28/60 .................. 40 35,300
2,483,238
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(f)
........... 200 193,438
South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(f)
. 288 297,684
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(b)
........ 200 174,770
Total Foreign Agency Obligations — 0.5%
(Cost: $4,557,551) ............................... 4,519,164
Foreign Government Obligations — 1.5%
Argentina — 0.0%
Argentine Republic (The)
(e)
1.13%, 07/09/35 .................. 843 271,867
2.50%, 07/09/41 .................. 646 228,588
500,455
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)(f)
..... EUR 84 147,366
Bahrain — 0.1%
Kingdom of Bahrain, 5.63%
,
05/18/34
(b)
..... USD 570 539,362
Security
Par (000)
Par (000) Value
China — 0.6%
People's Republic of China
2.41%, 06/19/25 .................. CNY 15,600 $ 2,440,207
2.85%, 06/04/27 .................. 11,100 1,759,285
3.01%, 05/13/28 .................. 4,620 735,789
4,935,281
Colombia — 0.1%
Republic of Colombia
4.50%, 03/15/29 .................. USD 327 333,806
3.00%, 01/30/30 .................. 295 269,335
603,141
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . 414 449,173
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara, 6.25%
,
01/25/49
(f)
....... 200 251,000
Republic of Indonesia, 3.05%
,
03/12/51 ..... 441 436,039
687,039
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31 .................. 598 582,789
4.50%, 01/31/50 .................. 1,011 1,073,113
1,655,902
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 347 375,259
4.50%, 04/01/56 .................. 488 537,959
913,218
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 231 253,277
3.55%, 03/10/51 .................. 356 370,307
623,584
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 .................. 516 552,909
3.20%, 07/06/46 .................. 329 334,758
887,667
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%
,
03/28/30
(f)
................. 200 100,975
Ukraine — 0.0%
Ukraine Government Bond, 7.38%
,
09/25/32
(b)
200 178,250
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 179 200,186
5.10%, 06/18/50 .................. 234 309,590
509,776
Total Foreign Government Obligations — 1.5%
(Cost: $12,616,864) ............................... 12,731,189
Shares
Shares
Investment Companies — 17.0%
BlackRock Allocation Target Shares- BATS
Series A
(m)
...................... 14,408,518 143,797,007
Total Investment Companies — 17.0%
(Cost: $144,284,000) .............................. 143,797,007

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Municipal Bonds — 0.6%
California - 0.3%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 290 $ 507,639
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 176,938
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 500 695,999
State of California
Series 2018, GO, 4.60%, 04/01/38 ...... 815 936,155
Series 2009, GO, 7.55%, 04/01/39 ...... 65 108,467
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 25 36,332
2,461,530
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 54 82,887
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 775 891,237
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 30 31,600
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 167 271,753
New York - 0.0%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 75 106,441
New York City Water & Sewer System
Series 2010EE, RB, 6.01%, 06/15/42 .... 35 52,759
Series 2011CC, RB, 5.88%, 06/15/44 .... 55 85,012
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 60 79,301
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... 120 163,994
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 260,264
747,771
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 135 251,553
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 215 313,592
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 215 303,634
617,226
Total Municipal Bonds — 0.6%
(Cost: $4,841,261) ............................... 5,355,557
Non-Agency Mortgage-Backed Securities — 1.4%
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.45%, 06/25/35
(a)
... 109 92,353
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.70%, 01/25/36
(a)
... 47 44,680
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.08%,
02/25/36
(a)
.................... USD 17 $ 15,880
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 52 34,721
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 5,975
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.81%,
11/25/46
(a)
.................... 58 50,559
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 0.78%, 10/25/46
(a)
.. 140 104,888
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 07/25/46
(a)
... 9 8,012
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.56%, 11/25/36
(a)
.. 56 54,400
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.60%, 07/25/46
(a)
.. 72 69,532
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 10 6,156
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.38%, 04/25/47
(a)
... 17 15,485
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.02%,
10/25/46 ..................... 50 40,601
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.31%, 10/25/46 .... 56 35,630
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.00%, 11/25/46 ..... 110 44,098
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 0.78%, 02/25/47 ..... 54 29,963
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.57%, 07/31/57 267 108,737
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.95%, 09/27/46 .... 90 89,582
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.70%, 04/27/47 .... 5 4,585
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 71 72,092
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.38%, 08/25/36 .... 23 22,565
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.27%, 03/25/37 .... 90 85,352
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 11 10,604
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.30%, 09/25/47 .... 39 38,590
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.31%, 06/25/37 .... 12 12,029
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 695 415,802
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.04%,
04/25/46
(a)
.................... 135 51,496
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.50%, 04/25/46
(a)
... 20 18,823
Series 2007-15, Class 2A2, 6.50%, 09/25/37 189 102,554

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 USD 46 $ 41,399
Series 2008-2, Class 1A1, 6.50%, 06/25/38 66 58,246
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 153,214
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.45%,
11/25/35
(a)
...................... 43 7,717
CSMC Trust
(a)(b)
Series 2009-5R, Class 4A4, 2.97%,
06/25/36
(c)
.................... —
(d)
2
Series 2014-11R, Class 16A1, 2.99%,
09/27/47 ..................... 7 6,832
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.27%, 08/25/47
(a)
.... 106 114,654
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... 9 8,427
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.08%, 03/25/36
(a)
........... 19 18,582
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.45%, 01/25/35 .... 37 34,647
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.45%, 03/25/35 .... 43 40,618
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.45%, 01/25/36 ... 35 29,095
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 5 5,410
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.35%, 07/19/47
(a)
........... 107 98,955
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 2.97%,
09/25/37 ..................... 71 56,087
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.34%, 08/25/37 ... 102 95,278
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.25%,
12/25/37
(a)
...................... 19 19,943
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.52%, 08/25/37
(a)(b)
......... 18 10,018
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 0.52%, 04/25/37
(a)
.... 125 123,812
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.44%, 04/16/36
(a)(b)
......... 287 269,444
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 51 53,123
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.52%, 06/25/37
(a)
12 10,698
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 98,020
RALI Trust, Series 2007-QH9, Class A1, 1.32%,
11/25/37
(a)
...................... 25 24,435
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.50%, 09/25/35
(a)(b)
.......... 4 3,298
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 5.16%, 05/25/57
(a)
.... USD 19 $ 10,861
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 2.91%,
04/25/36
(a)
...................... 44 32,333
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 06/25/36 .... 61 57,642
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 05/25/46 .... 43 38,003
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 46 46,946
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.................... 29 28,644
3,282,127
Commercial Mortgage-Backed Securities — 0.9%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 200 188,883
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.65%, 09/15/34 .... 100 99,622
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.23%, 09/15/34 .... 150 149,246
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 19 18,791
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 300 299,121
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 100 87,711
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 100 82,810
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 650 645,110
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.55%, 01/25/36 .... 33 31,771
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.78%, 01/25/36 .... 24 23,306
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.64%, 04/25/36 .... 8 7,766
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.35%, 10/25/36 .... 13 12,151
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.40%, 10/25/36 .... 10 10,147
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.37%, 07/25/37 .... 21 20,350
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.55%, 09/25/37 .... 107 102,924
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.83%, 03/15/37
(a)(b)
................ 35 34,606
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 84 87,076
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 27 27,052
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 148 154,679
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 07/15/35
(a)(b)
140 139,910

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... USD 150 $ 156,967
Series 2013-1515, Class C, 3.45%, 03/10/33 105 107,663
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.11%, 11/15/35
(a)(b)
........... 371 369,603
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 60 60,316
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 110 108,658
Series 2017-GM, Class D, 3.42%, 06/13/39 200 203,799
Series 2017-GM, Class E, 3.42%, 06/13/39 50 49,668
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 100 99,908
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 30 32,284
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,758
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 126 134,460
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.93%, 04/10/49
(a)
.. 20 21,007
Commercial Mortgage Trust
(a)
Series 2015-LC21, Class C, 4.33%,
07/10/48 ..................... 150 155,589
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 100 95,158
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 52,694
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 12/15/30
(a)
... 60 59,994
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 100,449
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 90,830
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 145,550
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 210 208,827
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 80 78,262
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 111,337
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 100 99,737
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 18,452
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 110,082
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 103,772
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
.................... 100 99,623
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 100 96,884
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
................... 100 99,706
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,709
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.41%, 06/15/45
(b)
.. USD 17 $ 16,651
Series 2015-JP1, Class D, 4.22%, 01/15/49 50 47,785
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.35%,
03/25/37
(a)(b)
..................... 11 10,647
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.17%, 04/20/48
(a)(b)
... 13 13,628
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 15 14,386
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 58 58,594
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 211 210,072
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
140 122,657
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (LIBOR USD
1 Month + 2.35%), 2.46%, 06/15/35
(a)(b)
... 58 57,763
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 190 169,158
PFP Ltd.
(a)(b)
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.08%, 04/14/36 .... 12 11,856
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.53%, 04/14/36 .... 40 39,960
USDC, Series 2018, Class E, 4.49%, 05/13/38
(a)
(b)
............................ 50 41,581
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47 .... 89 89,365
Series 2017-2, Class M4, 5.00%, 11/25/47 . 45 45,417
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
................... 83 76,951
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 60 48,879
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31
(a)(b)
.. 151 149,849
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 863,215
7,404,192
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 130 36,972
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... 15,000 302,250
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 30,413
BBCMS Trust, Series 2015-SRCH, Class XA,
0.93%, 08/10/35
(b)
................. 992 40,130
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 3,475 58,182
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.64%, 01/15/52 4,814 172,814
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 1,039 64,759
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 .... 170 4,913

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... USD 1,916 $ 5,499
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 188 4,783
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.13%, 11/15/50 ... 1,430 19,701
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.82%,
09/15/47 ..................... 1,102 19,661
Series 2014-C23, Class XA, 0.60%,
09/15/47 ..................... 1,006 13,810
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 55,968
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 27,546
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%, 12/15/47 130 4,082
Series 2015-C26, Class XD, 1.32%,
10/15/48 ..................... 120 5,438
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%,
03/15/49
(b)
.................... 1,000 61,570
Series 2017-H1, Class XD, 2.16%,
06/15/50
(b)
.................... 110 11,422
Series 2019-L2, Class XA, 1.02%, 03/15/52 382 23,361
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,880 489
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 376 376
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
...................... 1,000 48,610
975,777
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(j)
..... 114 38,315
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $11,734,488) ............................... 11,737,383
Beneficial Interest
(000)
Other Interests — 0.0%
(n)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Capital Trust VII .. 185 —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) .................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.4%
(a)(g)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 385 428,313
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 913 919,847
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... USD 190 $ 190,000
1,538,160
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 180 184,050
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 310 323,950
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 455 459,550
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
3.80% ....................... 68 68,162
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 700,724
1,736,436
Total Capital Trusts — 0.4%
(Cost: $3,231,860) ............................... 3,274,596
U.S. Government Sponsored Agency Securities — 37.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.55%, 03/25/30
(a)
250 266,223
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... 80 85,156
Series 2018-SB53, Class A10F,
3.63%, 06/25/28 ................ 39 41,415
126,571
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2013-63, 0.76%, 09/16/51 ....... 317 8,526
Series 2015-48, 0.60%, 02/16/50 ....... 73 2,083
Series 2015-173, 0.69%, 09/16/55 ...... 139 4,510
Series 2016-26, 0.75%, 02/16/58 ....... 267 9,710
Series 2016-110, 0.94%, 05/16/58 ...... 90 4,559
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 139 8,182
Series 2016-125, 0.82%, 12/16/57 ...... 140 6,415
43,985
Mortgage-Backed Securities — 37.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 349 363,420
3.00%, 09/01/27 - 12/01/46 ........... 1,054 1,115,541
3.50%, 02/01/31 - 01/01/48 ........... 2,189 2,356,099
4.00%, 08/01/40 - 12/01/45 ........... 164 179,984
4.50%, 02/01/39 - 04/01/49 ........... 3,048 3,347,029
5.00%, 10/01/41 - 11/01/48 ........... 134 149,605
5.50%, 02/01/35 - 06/01/41 ........... 113 129,589
Federal National Mortgage Association
4.00%, 01/01/41 .................. 10 10,873
6.00%, 07/01/39 .................. 96 108,788

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00%, 01/15/52
(o)
................. USD 13,349 $ 13,469,518
2.50%, 01/15/52 - 02/15/52
(o)
.......... 11,824 12,103,826
3.00%, 02/15/45 - 01/20/51 ........... 1,629 1,687,435
3.00%, 01/15/52
(o)
................. 19,103 19,764,707
3.50%, 01/15/42 - 11/20/46 ........... 4,688 4,958,300
3.50%, 01/15/52
(o)
................. 2,783 2,898,204
4.00%, 04/20/39 - 12/20/47 ........... 1,198 1,282,809
4.00%, 01/15/52
(o)
................. 2,332 2,455,148
4.50%, 12/20/39 - 07/20/49 ........... 1,041 1,119,715
5.00%, 12/15/38 - 07/20/44 ........... 94 107,049
5.00%, 01/15/52
(o)
................. 1,436 1,531,030
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(o)
.......... 14,664 14,424,984
2.00%, 10/01/31 - 10/01/51 ........... 1,622 1,627,987
2.00%, 01/25/37 - 02/25/52
(o)
.......... 62,692 62,672,445
2.50%, 09/01/27 - 12/01/35 ........... 3,934 4,091,377
2.50%, 01/25/37 - 02/25/52
(o)
.......... 79,180 80,718,123
3.00%, 04/01/28 - 08/01/50 ........... 9,379 9,918,335
3.00%, 01/25/37 - 02/25/52
(o)
.......... 15,762 16,332,200
3.50%, 03/01/29 - 08/01/50 ........... 7,079 7,564,049
3.50%, 01/25/37 - 01/25/52
(o)
.......... 7,845 8,258,748
4.00%, 08/01/31 - 08/01/51 ........... 6,753 7,377,905
4.00%, 01/25/52 - 02/25/52
(o)
.......... 18,254 19,409,856
4.50%, 02/01/25 - 09/01/49 ........... 8,823 9,695,697
5.00%, 02/01/35 - 05/01/49 ........... 982 1,092,152
5.00%, 01/25/52
(o)
................. 1,077 1,173,611
5.50%, 02/01/35 - 03/01/40 ........... 354 400,814
6.00%, 04/01/35 - 06/01/41 ........... 190 218,800
6.50%, 05/01/40 .................. 76 87,149
314,202,901
Total U.S. Government Sponsored Agency Securities — 37.1%
(Cost: $313,692,220) .............................. 314,639,680
U.S. Treasury Obligations — 15.7%
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 529 730,533
4.50%, 08/15/39 .................. 146 206,179
4.38%, 11/15/39 .................. 146 203,482
4.63%, 02/15/40 .................. 432 620,477
1.13%, 05/15/40 - 08/15/40 ........... 3,866 3,381,995
3.88%, 08/15/40 .................. 432 569,379
1.38%, 11/15/40 .................. 1,933 1,761,597
1.75%, 08/15/41 .................. 1 873
3.13%, 02/15/43 .................. 528 636,384
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,337,338
3.63%, 08/15/43 .................. 528 684,915
3.75%, 11/15/43 .................. 528 698,259
2.50%, 02/15/45 .................. 4,920 5,410,655
2.75%, 11/15/47 .................. 4,920 5,727,956
3.00%, 02/15/48 .................. 5,129 6,260,185
2.25%, 08/15/49 .................. 1,847 1,976,795
2.38%, 11/15/49 - 05/15/51 ........... 966 1,061,220
1.63%, 11/15/50 .................. 13 12,112
1.88%, 11/15/51 .................. 204 202,374
U.S. Treasury Notes
1.50%, 01/31/22 - 02/15/30 ........... 11,980 12,119,949
1.75%, 04/30/22 - 11/15/29 ........... 16,439 16,712,364
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,271,234
0.50%, 03/15/23 - 05/31/27 ........... 7,310 7,196,428
0.13%, 03/31/23 - 05/31/23 ........... 13,341 13,269,084
0.25%, 04/15/23 .................. 4,593 4,577,570
2.75%, 05/31/23 .................. 1,029 1,060,754
2.00%, 02/15/25 .................. 1,283 1,321,490
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.38%, 04/30/25 - 12/31/25 ........... USD 17,870 $ 17,386,745
0.75%, 05/31/26 .................. 5,251 5,143,108
0.88%, 09/30/26 .................. 293 287,770
1.63%, 11/30/26 - 05/15/31 ........... 3,502 3,554,551
2.38%, 05/15/27 - 05/15/29 ........... 1,864 1,972,192
2.25%, 08/15/27 .................. 3,746 3,929,496
1.25%, 03/31/28 - 08/15/31 ........... 6,635 6,571,757
2.88%, 08/15/28 .................. 309 337,462
3.13%, 11/15/28 .................. 1,164 1,293,813
2.63%, 02/15/29 .................. 474 512,420
1.13%, 02/15/31 .................. 870 844,342
Total U.S. Treasury Obligations — 15.7%
(Cost: $134,225,076) .............................. 132,845,237
Total Long-Term Investments — 107.9%
(Cost: $916,345,286) .............................. 914,502,623
Shares
Shares
Short-Term Securities — 22.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(m)(p)
.................. 190,346,721 190,346,721
Total Short-Term Securities — 22.5%
(Cost: $190,346,721) .............................. 190,346,721
Total Options Purchased — 0.0%
(Cost: $353,553) ................................. 315,093
Total Investments Before Options Written and TBA Sale
Commitments — 130.4%
(Cost: $1,107,045,560 ) ............................ 1,105,164,437
Total Options Written — (0.0)%
(Premium Received — $152,114) ..................... (211,757)
Par (000)
Pa r (000)
TBA Sale Commitments — (7.0)%
(o)
Mortgage-Backed Securities — (7.0)%
Government National Mortgage Association
4.50% ,  01/15/52 .................. 223 (235,525)
5.00% ,  01/15/52 .................. 68 (72,500)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/37 - 01/25/52 ........... 8,620 (8,651,371)
2.50% ,  01/25/37 - 02/25/52 ........... 43,288 (44,158,792)
3.00% ,  01/25/37 - 01/25/52 ........... 1,027 (1,064,628)
3.50% ,  01/25/37 - 01/25/52 ........... 269 (283,177)
4.00% ,  01/25/52 .................. 4,828 (5,135,395)
4.50% ,  01/25/52 .................. 133 (142,475)
5.00% ,  01/25/52 .................. 17 (18,525)
Total TBA Sale Commitments — (7.0)%
(Proceeds: $59,770,526) ........................... (59,762,388)
Total Investments Net of Options Written and TBA Sale
Commitments — 123.4%
(Cost: $1,047,122,920 ) ............................ 1,045,190,292
Liabilities in Excess of Other Assets — (23.4)% ............ (197,929,568)
Net Assets — 100.0% ............................... $ 847,260,724

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Rounds to less than 1,000.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 38,187,472 $ 152,159,249 $ — $ — $ — $ 190,346,721 190,346,721 $ 11,046 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 67,937,601 76,548,000 — — (688,594) 143,797,007 14,408,518 2,715,193 151,347
$ — $ (688,594) $ 334,143,728 $ 2,726,239 $ 151,347
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 239 03/22/22 $ 38,225 $ 112,330
U.S. Treasury Ultra Bond .................................................... 140 03/22/22 27,458 405,683
Long Gilt ............................................................... 12 03/29/22 2,029 (1,234)
U.S. Treasury 2 Year Note .................................................... 218 03/31/22 47,553 (51,178)
U.S. Treasury 5 Year Note .................................................... 482 03/31/22 58,266 (39,657)
3 Month SONIA Index ....................................................... 124 03/14/23 41,467 (24,822)
401,122
Short Contracts
Euro-Bund .............................................................. 6 03/08/22 1,171 21,111
Euro- Buxl ............................................................... 22 03/08/22 5,178 212,511
U.S. Treasury 10 Year Note ................................................... 11 03/22/22 1,434 4,277
U.S. Treasury 10 Year Ultra Note ............................................... 189 03/22/22 27,615 (123,640)
114,259
$ 515,381
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 62,082 TRY 808,000 Citibank NA 01/04/22 $ 1,004
TRY 674,025 USD 43,000 Citibank NA 01/13/22 7,609
USD 255,000 TRY 2,541,415 Bank of America NA 01/13/22 64,181
USD 85,000 TRY 822,848 Deutsche Bank AG 01/13/22 23,219
AUD 362,000 JPY 29,336,190 Royal Bank of Canada 01/18/22 8,326
EUR 228,000 USD 257,338 Goldman Sachs International 01/18/22 2,314
EUR 36,000 USD 40,702 JPMorgan Chase Bank NA 01/18/22 296
MXN 7,190,892 USD 342,000 Citibank NA 01/18/22 8,366
MXN 4,509,518 USD 215,000 HSBC Bank plc 01/18/22 4,719
MXN 2,717,153 USD 129,000 UBS AG 01/18/22 3,389
NOK 2,352,056 EUR 228,000 Goldman Sachs International 01/18/22 7,358
PLN 2,982,476 EUR 646,482 Bank of America NA 01/18/22 3,334
TRY 978,000 USD 61,275 UBS AG 01/18/22 11,807
USD 385,000 COP 1,517,447,000 Citibank NA 01/18/22 12,420
USD 128,000 TRY 1,313,600 Citibank NA 01/18/22 29,840
USD 577,000 ZAR 9,207,996 Barclays Bank plc 01/18/22 307
ZAR 3,077,010 USD 191,000 Bank of America NA 01/18/22 1,712
ZAR 2,749,696 USD 172,000 BNP Paribas SA 01/18/22 212
ZAR 2,032,170 USD 127,000 Citibank NA 01/18/22 274
CLP 295,547,600 USD 344,000 Citibank NA 01/19/22 2,200
USD 86,000 CLP 73,383,800 Bank of America NA 01/19/22 39
USD 85,000 CLP 70,044,250 Goldman Sachs International 01/19/22 2,951
BRL 1,478,340 USD 258,000 Deutsche Bank AG 02/02/22 5,544
THB 4,337,638 USD 129,000 ANZ Banking Group Ltd. 03/15/22 813
AUD 3,009,736 USD 2,174,242 Morgan Stanley & Co. International plc 03/16/22 15,885
BRL 6,203,860 USD 1,070,000 Deutsche Bank AG 03/16/22 24,616
EUR 630,000 USD 714,552 Goldman Sachs International 03/16/22 3,746
EUR 1,270,000 USD 1,437,277 Morgan Stanley & Co. International plc 03/16/22 10,720
GBP 1,620,000 USD 2,149,698 Barclays Bank plc 03/16/22 42,368
GBP 1,620,000 USD 2,152,701 Deutsche Bank AG 03/16/22 39,365
GBP 810,000 USD 1,090,940 HSBC Bank plc 03/16/22 5,093
GBP 810,000 USD 1,086,590 State Street Bank and Trust Co. 03/16/22 9,443
MXN 45,623,593 USD 2,143,986 HSBC Bank plc 03/16/22 56,573

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
28
Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 17,352,780 USD 1,071,993 Citibank NA 03/16/22 $ 6,125
416,168
TRY 808,000 USD 62,082 Goldman Sachs International 01/04/22 (1,004)
USD 61,899 TRY 978,000 UBS AG 01/04/22 (12,029)
KZT 21,349,732 USD 49,090 Citibank NA 01/10/22 (312)
TRY 2,927,820 USD 244,693 Citibank NA 01/13/22 (24,860)
COP 509,696,000 USD 128,000 Barclays Bank plc 01/18/22 (2,854)
COP 509,824,000 USD 128,000 UBS AG 01/18/22 (2,822)
EUR 66,000 PLN 304,484 Bank of America NA 01/18/22 (340)
EUR 582,000 PLN 2,706,686 Credit Agricole Corporate & Investment Bank SA 01/18/22 (8,378)
JPY 29,222,450 AUD 362,000 Goldman Sachs International 01/18/22 (9,314)
JPY 29,192,040 AUD 360,000 Morgan Stanley & Co. International plc 01/18/22 (8,126)
RUB 8,992,058 USD 120,900 UBS AG 01/18/22 (1,387)
USD 680,724 EUR 602,000 Bank of America NA 01/18/22 (4,848)
USD 258,000 MXN 5,394,775 Deutsche Bank AG 01/18/22 (4,852)
USD 344,000 MXN 7,262,528 Goldman Sachs International 01/18/22 (9,856)
USD 304,000 MXN 6,408,780 Natwest Markets plc 01/18/22 (8,258)
USD 129,000 ZAR 2,068,110 Bank of America NA 01/18/22 (525)
USD 216,000 ZAR 3,456,289 Citibank NA 01/18/22 (466)
ZAR 2,048,597 USD 129,000 Goldman Sachs International 01/18/22 (697)
CLP 72,498,000 USD 86,000 BNP Paribas SA 01/19/22 (1,077)
USD 86,000 CLP 74,218,000 Citibank NA 01/19/22 (938)
USD 4,922,059 CNY 31,652,530 Citibank NA 02/24/22 (40,146)
USD 100,026 MXN 2,119,190 HSBC Bank plc 02/24/22 (2,568)
RUB 160,553,590 USD 2,141,000 UBS AG 03/16/22 (27,503)
USD 136,178 CAD 174,000 Morgan Stanley & Co. International plc 03/16/22 (1,357)
USD 659,164 EUR 582,000 BNP Paribas SA 03/16/22 (4,406)
USD 5,128,898 EUR 4,529,000 Natwest Markets plc 03/16/22 (34,866)
USD 2,133,855 GBP 1,610,000 Deutsche Bank AG 03/16/22 (44,680)
USD 152,812 GBP 114,564 Goldman Sachs International 03/16/22 (2,207)
USD 2,158,451 GBP 1,630,000 JPMorgan Chase Bank NA 03/16/22 (47,146)
USD 2,008,101 GBP 1,505,436 Morgan Stanley & Co. International plc 03/16/22 (28,946)
(336,768)
$ 79,400
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 46 $ 169
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 183 5,374
5,543
Put
USD Currency ............... One-Touch
Goldman Sachs
International 02/07/22 RUB 69.00 RUB 69.00 USD 60 1,291
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 46 493
USD Currency ............... One-Touch Citibank NA 02/28/22 RUB 70.00 RUB 70.00 USD 68 4,675
EUR Currency ............... One-Touch Bank of America NA 03/01/22 PLN 4.50 PLN 4.50 EUR 52 8,266
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 03/15/22 RUB 68.00 RUB 68.00 USD 52 1,570
EUR Currency ............... One-Touch Bank of America NA 03/17/22 HUF 355.00 HUF 355.00 EUR 46 4,376
20,671
$ 26,214
$ –

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 191 06/13/22 USD 99.25 USD 47,750 $ 29,844
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 01/03/22 TRY 10.50 USD 256 $ 53,765
USD Currency ........................... Bank of America NA 01/03/22 TRY 10.00 USD 342 84,660
USD Currency ........................... HSBC Bank plc 01/14/22 MXN 21.00 USD 685 1,879
AUD Currency ........................... UBS AG 01/21/22 JPY 83.50 AUD 824 6,097
146,401
Put
USD Currency ........................... Morgan Stanley & Co. International plc 01/06/22 CLP 815.00 USD 516 40
USD Currency ........................... Citibank NA 01/14/22 RUB 72.00 USD 684 287
USD Currency ........................... Barclays Bank plc 01/18/22 BRL 5.68 USD 430 10,133
USD Currency ........................... JPMorgan Chase Bank NA 01/21/22 TRY 11.00 USD 129 2,054
USD Currency ........................... Bank of America NA 02/10/22 CLP 850.00 USD 171 2,921
EUR Currency ........................... Morgan Stanley & Co. International plc 03/01/22 USD 1.12 EUR 7,550 27,399
42,834
$ 189,235
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 9,000 $ 69,800
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures ............... 95 06/10/22 USD 98.00 USD 23,750 $ (13,063)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 01/03/22 TRY 10.00 USD 171 $ (42,330)
USD Currency ............................. Bank of America NA 01/03/22 TRY 10.50 USD 512 (107,530)
USD Currency ............................. HSBC Bank plc 01/14/22 MXN 21.60 USD 685 (423)
AUD Currency ............................. UBS AG 01/21/22 JPY 85.00 AUD 1,176 (2,622)
USD Currency ............................. Goldman Sachs International 01/21/22 RUB 76.00 USD 342 (3,059)
USD Currency ............................. Morgan Stanley & Co. International plc 02/08/22 CLP 850.00 USD 129 (3,167)
USD Currency ............................. Bank of America NA 02/10/22 CLP 875.00 USD 128 (1,743)
–
(160,874)
–

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
30
Schedule of Investments
(continued)
December 31, 2021
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 01/06/22 CLP 780.00 USD 1,034 $ —
USD Currency ............................. Citibank NA 01/14/22 RUB 70.50 USD 1,026 (62)
USD Currency ............................. Barclays Bank plc 01/18/22 BRL 5.49 USD 430 (2,698)
USD Currency ............................. Bank of America NA 02/10/22 CLP 820.00 USD 257 (1,326)
–
(4,086)
–
$ (164,960)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 % USD 49,500 $ (33,734)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 1,863 $ 19,363 $ — $ 19,363
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 14,250 46,107 — 46,107
0.98% At Termination 1 day SONIA At Termination 10/18/24
(a)
10/18/25 GBP 12,320 18,067 — 18,067
0.90% At Termination 1 day SONIA At Termination 11/09/24
(a)
11/09/25 GBP 19,610 45,812 — 45,812
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (10,204) — (10,204)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (17,842) — (17,842)
$ 101,303 $ — $ 101,303
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 4,447 $ (309,884) $ — $ (309,884)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 3,480 (172,539) — (172,539)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 1,837 7,090 — 7,090
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 1,839 4,970 — 4,970
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 1,930 (19,671) — (19,671)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 1,930 (19,130) — (19,130)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 806 (5,014) — (5,014)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 1,124 (3,794) — (3,794)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 965 4,443 — 4,443
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 965 8,001 — 8,001
$ (505,528) $ — $ (505,528)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 78 $ 845 $ 1,148 $ (303)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 1,301 1,800 (499)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 1,322 1,830 (508)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 1,301 1,800 (499)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 1,843 2,501 (658)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 1,333 1,810 (477)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 130 6,238 7,230 (992)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 126 6,046 7,392 (1,346)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 127 6,094 6,504 (410)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 127 6,094 6,672 (578)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 130 6,238 6,772 (534)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 500 23,990 21,911 2,079
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 126 6,046 6,619 (573)
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 110 5,278 5,833 (555)
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 110 5,278 5,977 (699)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 120 5,758 6,546 (788)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 112 5,374 6,208 (834)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 838 39,979 18,678 21,301
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 391 18,654 8,715 9,939
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 1,092 (13,244) (11,933) (1,311)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 223 10,617 11,187 (570)
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 200 9,531 9,999 (468)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 540 25,699 25,025 674
Republic of the Philippines ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 754 (15,954) (19,178) 3,224
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 2,715 (12,184) (4,682) (7,502)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 732 (3,285) (1,262) (2,023)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (1,212) 1,839 (3,051)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (970) 1,491 (2,461)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (727) 1,104 (1,831)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (808) 1,226 (2,034)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (1,858) 3,037 (4,895)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 748 424 324
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 59 (89) (9) (80)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 140 (209) (111) (98)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 8,371 2,649 5,722
$ – $ – $ –
$ 153,438 $ 146,752 $ 6,686
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 16 $ (1,042) $ (1,596) $ 554
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 60 (3,908) (5,988) 2,080
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (4) 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (2,710) (3,204) 494
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 120 (389) (4,765) 4,376
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 60 (195) (2,428) 2,233
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 10 (889) (785) (104)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 30 (8,371) (2,188) (6,183)
$ (17,504) $ (20,958) $ 3,454
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
32
Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 47,597 $ — $ 47,597
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (48,911) — (48,911)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 1,887,659 (831) — (831)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 946,137 (615) — (615)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 923,061 (881) — (881)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 1,902,409 (1,925) — (1,925)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 946,587 (7) — (7)
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 937,352 193 — 193
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 830,755 1,850 — 1,850
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 415,377 1,229 — 1,229
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 408,454 1,440 — 1,440
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 835,767 3,282 — 3,282
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 415,575 529 — 529
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 410,957 211 — 211
$ 3,161 $ — $ 3,161
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01%
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.19
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 153,853 $ (558,078) $ —
OTC Swaps ..................................................... 183,927 (58,133) 109,335 (96,034) —
Options Written ................................................... N/A N/A 43,900 (103,543) (211,757)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 755,912 $ — $ 755,912
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 416,168 — — 416,168
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 215,449 99,644 — 315,093
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 129,349 24,504 153,853
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 236,931 — — 56,331 — 293,262
$ — $ 236,931 $ — $ 631,617 $ 1,041,236 $ 24,504 $ 1,934,288
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 240,531 — 240,531
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 336,768 — — 336,768
Options written
(b)
Options written at value ..................... — — — 164,960 46,797 — 211,757
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 28,046 530,032 558,078
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 100,997 — — 53,170 — 154,167
$ — $ 100,997 $ — $ 501,728 $ 368,544 $ 530,032 $ 1,501,301
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (340,416) $ — $ (340,416)
Forward foreign currency exchange contracts .... — — — (786,243) — — (786,243)
Options purchased
(a)
.................... — — — (1,692,895) 292,490 — (1,400,405)
Options written ........................ — — — 1,066,240 391,296 — 1,457,536
Swaps .............................. — (482,872) — — (351,458) (864,724) (1,699,054)
$ — $ (482,872) $ — $ (1,412,898) $ (8,088) $ (864,724) $ (2,768,582)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 611,264 — 611,264
Forward foreign currency exchange contracts .... — — — 663,562 — — 663,562
Options purchased
(b)
.................... — — — (341,235) 83,457 — (257,778)
Options written ........................ — — — (78,052) 20,061 — (57,991)
Swaps .............................. — 327,079 — — (39,097) (505,956) (217,974)
$ — $ 327,079 $ — $ 244,275 $ 675,685 $ (505,956) $ 741,083
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
34
Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 188,835,055
Average notional value of contracts — short ................................................................................. 104,420,898
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 45,453,292
Average amounts sold — in USD ........................................................................................ 11,753,115
Options
Average value of option contracts purchased ................................................................................ 2,126,254
Average value of option contracts written ................................................................................... 1,047,754
Average notional value of swaption contracts purchased ......................................................................... 6,741,250
Average notional value of swaption contracts written ........................................................................... 40,567,322
Credit default swaps
Average notional value — buy protection ................................................................................... 15,021,516
Average notional value — sell protection ................................................................................... 287,045
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 57,361,353
Average notional value — receives fixed rate ................................................................................ 13,313,025
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 14,372,195
Total return swaps
Average notional value ............................................................................................... 1,927,035
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 397,324 $ 304,881
Forward foreign currency exchange contracts ................................................................. 416,168 336,768
Options
(a)(b)
........................................................................................ 315,093 211,757
Swaps — Centrally cleared ............................................................................. 47,796 —
Swaps — OTC
(c)
.................................................................................... 293,262 154,167
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,469,643 $ 1,007,573
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(474,964) (317,944)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 994,679 $ 689,629
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
ANZ Banking Group Ltd. ........................... $ 813 $ — $ — $ — $ 813
Bank of America NA .............................. 270,851 (207,553) — — 63,298
Barclays Bank plc ................................ 209,863 (47,233) — — 162,630
BNP Paribas SA ................................. 212 (212) — — —
Citibank NA .................................... 85,433 (74,836) — — 10,597
Credit Suisse International .......................... 1,843 (1,843) — — —
Deutsche Bank AG ............................... 101,338 (62,688) — — 38,650
Goldman Sachs International ........................ 108,057 (28,900) — — 79,157
HSBC Bank plc .................................. 73,638 (2,991) — — 70,647
JPMorgan Chase Bank NA .......................... 20,715 (20,715) — — —
JPMorgan Securities LLC ........................... 8,371 (889) — — 7,482
Morgan Stanley & Co. International plc .................. 74,483 (67,447) — — 7,036
Royal Bank of Canada ............................. 8,326 — — — 8,326
State Street Bank and Trust Co. ...................... 9,443 — — — 9,443
UBS AG ...................................... 21,293 (21,293) — — —
$ 994,679 $ (536,600) $ — $ — $ 458,079
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 207,553 $ (207,553) $ — $ — $ —
Barclays Bank plc ................................ 47,233 (47,233) — — —
BNP Paribas SA ................................. 5,483 (212) — — 5,271
Citibank NA .................................... 74,836 (74,836) — — —
Credit Agricole Corporate and Investment Bank SA .......... 8,378 — — — 8,378
Credit Suisse International .......................... 11,426 (1,843) — — 9,583
Deutsche Bank AG ............................... 62,688 (62,688) — — —
Goldman Sachs International ........................ 28,900 (28,900) — — —
HSBC Bank plc .................................. 2,991 (2,991) — — —
JPMorgan Chase Bank NA .......................... 82,318 (20,715) — — 61,603
JPMorgan Securities LLC ........................... 889 (889) — — —
Morgan Stanley & Co. International plc .................. 67,447 (67,447) — — —
Natwest Markets plc .............................. 43,124 — — — 43,124
UBS AG ...................................... 46,363 (21,293) — — 25,070
$ 689,629 $ (536,600) $ — $ — $ 153,029
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
36
Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 20,174,699 $ 807,818 $ 20,982,517
Corporate Bonds
Aerospace & Defense .................................... — 11,300,142 — 11,300,142
Air Freight & Logistics .................................... — 714,101 — 714,101
Airlines .............................................. — 3,718,489 — 3,718,489
Automobiles .......................................... — 2,207,442 — 2,207,442
Banks ............................................... — 39,599,199 — 39,599,199
Beverages ........................................... — 3,834,537 — 3,834,537
Biotechnology ......................................... — 5,440,762 — 5,440,762
Building Products ....................................... — 1,145,312 — 1,145,312
Capital Markets ........................................ — 23,229,803 — 23,229,803
Chemicals ............................................ — 3,090,645 — 3,090,645
Commercial Services & Supplies ............................. — 1,952,208 — 1,952,208
Communications Equipment ................................ — 1,965,976 — 1,965,976
Construction & Engineering ................................ — 277,954 — 277,954
Consumer Finance ...................................... — 3,703,273 — 3,703,273
Containers & Packaging .................................. — 297,491 — 297,491
Distributors ........................................... — 61,394 — 61,394
Diversified Financial Services ............................... — 1,844,180 — 1,844,180
Diversified Telecommunication Services ........................ — 12,887,050 — 12,887,050
Electric Utilities ........................................ — 20,325,388 — 20,325,388
Energy Equipment & Services .............................. — 167,321 — 167,321
Entertainment ......................................... — 1,265,854 — 1,265,854
Equity Real Estate Investment Trusts (REITs) .................... — 9,216,555 625,472 9,842,027
Food & Staples Retailing .................................. — 170,732 — 170,732
Food Products ......................................... — 719,993 — 719,993
Gas Utilities ........................................... — 1,102,877 — 1,102,877
Health Care Equipment & Supplies ........................... — 1,181,015 — 1,181,015
Health Care Providers & Services ............................ — 11,990,703 — 11,990,703
Hotels, Restaurants & Leisure .............................. — 3,053,516 — 3,053,516
Household Durables ..................................... — 98,173 — 98,173
Independent Power and Renewable Electricity Producers ............ — 47,416 — 47,416
Industrial Conglomerates .................................. — 809,580 — 809,580
Insurance ............................................ — 2,820,343 — 2,820,343
Internet & Direct Marketing Retail ............................ — 1,105,570 — 1,105,570
IT Services ........................................... — 4,601,520 — 4,601,520
Life Sciences Tools & Services .............................. — 1,259,875 — 1,259,875
Machinery ............................................ — 1,241,952 — 1,241,952
Media ............................................... — 8,254,128 — 8,254,128
Metals & Mining ........................................ — 3,055,777 — 3,055,777
Multiline Retail ......................................... — 2,308 — 2,308
Multi-Utilities .......................................... — 1,117,532 — 1,117,532
Oil, Gas & Consumable Fuels ............................... — 24,169,502 — 24,169,502
Paper & Forest Products .................................. — 245,795 — 245,795
Pharmaceuticals ....................................... — 3,450,055 — 3,450,055
Professional Services .................................... — 689,456 — 689,456
Real Estate Management & Development ....................... — 2,707,697 — 2,707,697
Road & Rail ........................................... — 5,675,271 — 5,675,271
Semiconductors & Semiconductor Equipment .................... — 10,263,384 — 10,263,384
Software ............................................. — 7,614,876 — 7,614,876
Specialty Retail ........................................ — 2,773,792 — 2,773,792
Technology Hardware, Storage & Peripherals .................... — 2,134,329 — 2,134,329
Textiles, Apparel & Luxury Goods ............................ — 37,215 — 37,215
Thrifts & Mortgage Finance ................................ — 501,217 — 501,217
Tobacco ............................................. — 2,872,105 — 2,872,105

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 599,035 $ — $ 599,035
Wireless Telecommunication Services ......................... — 3,802,122 — 3,802,122
Floating Rate Loan Interests
Aerospace & Defense .................................... — 41,830 — 41,830
Air Freight & Logistics .................................... — 268,082 — 268,082
Building Products ....................................... — 29,897 31,309 61,206
Chemicals ............................................ — 200,664 — 200,664
Commercial Services & Supplies ............................. — 142,019 — 142,019
Construction Materials .................................... — 227,051 — 227,051
Consumer Finance ...................................... — — 18,218 18,218
Diversified Consumer Services .............................. — 149,100 — 149,100
Diversified Financial Services ............................... — 267,140 — 267,140
Health Care Equipment & Supplies ........................... — 385,830 — 385,830
Health Care Providers & Services ............................ — 44,381 — 44,381
Hotels, Restaurants & Leisure .............................. — 1,250,548 — 1,250,548
Household Durables ..................................... — 78,210 — 78,210
Industrial Conglomerates .................................. — — 29,963 29,963
Machinery ............................................ — 11,997 — 11,997
Media ............................................... — 425,207 — 425,207
Multiline Retail ......................................... — 44,879 — 44,879
Oil, Gas & Consumable Fuels ............................... — 617,931 — 617,931
Pharmaceuticals ....................................... — 261,975 — 261,975
Road & Rail ........................................... — 164,909 — 164,909
Software ............................................. — 156,468 — 156,468
Specialty Retail ........................................ — 198,579 — 198,579
Thrifts & Mortgage Finance ................................ — — 534,697 534,697
Foreign Agency Obligations ................................. — 4,519,164 — 4,519,164
Foreign Government Obligations .............................. — 12,731,189 — 12,731,189
Municipal Bonds ......................................... — 5,355,557 — 5,355,557
Non-Agency Mortgage-Backed Securities ........................ — 11,638,985 98,398 11,737,383
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 3,274,596 — 3,274,596
U.S. Government Sponsored Agency Securities .................... — 314,639,680 — 314,639,680
U.S. Treasury Obligations ................................... — 132,845,237 — 132,845,237
Short-Term Securities ....................................... 190,346,721 — — 190,346,721
Options Purchased
Foreign currency exchange contracts ........................... — 215,449 — 215,449
Interest rate contracts ...................................... 29,844 69,800 — 99,644
Liabilities
Investments
TBA Sale Commitments .................................... — (59,762,388) — (59,762,388)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (16) (16)
$ 190,376,565 $ 709,082,602 $ 2,145,859 $ 901,605,026
Investments valued at NAV
(b)
...................................... 143,797,007
$ —
$ 1,045,402,033
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 53,004 $ — $ 53,004
Foreign currency exchange contracts ............................ — 416,168 — 416,168
Interest rate contracts ....................................... 755,912 185,680 — 941,592
Other contracts ........................................... — 24,504 — 24,504
Liabilities
Credit contracts ........................................... — (42,864) — (42,864)
Foreign currency exchange contracts ............................ — (501,728) — (501,728)
Interest rate contracts ....................................... (253,594) (114,950) — (368,544)
Other contracts ........................................... — (530,032) — (530,032)
$ 502,318 $ (510,218) $ — $ (7,900)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
38
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 771,020,709
Investments, at value — affiliated
(b)
......................................................................................... 334,143,728
Cash ............................................................................................................. 228,034
Cash pledged: –
Futures contracts .................................................................................................... 2,233,050
Centrally cleared swaps ................................................................................................ 1,008,090
Foreign currency, at value
(c)
.............................................................................................. 4,875,571
Receivables: –
Investments sold .................................................................................................... 133,308,218
TBA sale commitments ................................................................................................ 59,770,526
Capital shares sold ................................................................................................... 235,647
Dividends — affiliated ................................................................................................. 342,538
Interest — unaffiliated ................................................................................................. 3,705,955
Variation margin on futures contracts ....................................................................................... 397,324
Variation margin on centrally cleared swaps .................................................................................. 47,796
Swap premiums paid ................................................................................................... 183,927
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 416,168
OTC swaps ........................................................................................................ 109,335
Prepaid expenses ..................................................................................................... 11,619
Total assets .........................................................................................................
1,312,038,235
LIABILITIES
Options written, at value
(d)
................................................................................................ 211,757
TBA sale commitments, at value
(e)
.......................................................................................... 59,762,388
Payables: –
Investments purchased ................................................................................................ 389,111,383
Capital shares redeemed ............................................................................................... 13,007,675
Distribution fees ..................................................................................................... 126,450
Income dividend distributions ............................................................................................ 855,607
Investment advisory fees .............................................................................................. 284,115
Directors' and Officer's fees ............................................................................................. 165
Other affiliate fees ................................................................................................... 1,262
Variation margin on futures contracts ....................................................................................... 304,881
Other accrued expenses ............................................................................................... 620,877
Swap premiums received ................................................................................................ 58,133
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 336,768
OTC swaps ........................................................................................................ 96,034
Unfunded floating rate loan interests ....................................................................................... 16
Total liabilities ........................................................................................................
464,777,511
NET ASSETS ........................................................................................................
$ 847,260,724
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 850,318,096
Accumulated loss ..................................................................................................... (3,057,372)
NET ASSETS ........................................................................................................
$ 847,260,724
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 772,414,839
(b)
  Investments, at cost — affiliated .......................................................................................... $ 334,630,721
(c)
  Foreign currency, at cost ............................................................................................... $ 4,726,061
(d)
  Premiums received .................................................................................................. $ 152,114
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 59,770,526
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
39
Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 232,293,791
Shares outstanding .................................................................................................
19,391,441
Net asset value ....................................................................................................
$ 11.98
Shares authorized ..................................................................................................
600 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 614,966,933
Shares outstanding .................................................................................................
51,985,206
Net asset value ....................................................................................................
$ 11.83
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
40
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,726,239
Interest — unaffiliated ................................................................................................ 12,615,669
Foreign taxes withheld ................................................................................................ (8,669)
Total investment income .................................................................................................
15,333,239
EXPENSES
Investment advisory .................................................................................................. 3,219,621
Distribution — class specific ............................................................................................ 1,421,323
Transfer agent — class specific .......................................................................................... 1,262,066
Accounting services .................................................................................................. 171,250
Professional ....................................................................................................... 91,057
Custodian ......................................................................................................... 63,950
Registration ....................................................................................................... 13,851
Directors and Officer ................................................................................................. 10,399
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 228,843
Total expenses .......................................................................................................
6,487,360
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (33,261)
T ransfer agent fees reimbursed — class specific ............................................................................... (920,912)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,533,187
Net investment income ..................................................................................................
9,800,052
REALIZED AND UNREALIZED GAIN (LOSS) $ (21,615,475)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 2,318,095
Capital gain distributions from underlying funds — affiliated ...................................................................... 151,347
Forward foreign currency exchange contracts ............................................................................... (786,243)
Foreign currency transactions ......................................................................................... 379,375
Futures contracts .................................................................................................. (340,416)
Options written ................................................................................................... 1,457,536
Swaps ......................................................................................................... (1,699,054)
A
1,480,640
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (688,594)
Investments — unaffiliated ........................................................................................... (23,381,514)
Forward foreign currency exchange contracts ............................................................................... 663,562
Foreign currency translations .......................................................................................... (24,852)
Futures contracts .................................................................................................. 611,264
Options written ................................................................................................... (57,991)
Swaps ......................................................................................................... (217,974)
Unfunded floating rate loan interests ..................................................................................... (16)
A
(23,096,115)
Net realized and unrealized loss ............................................................................................
(21,615,475)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (11,815,423)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (8,104)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 9,800,052 $ 11,884,090
Net realized gain .................................................................................. 1,480,640 36,104,292
Net change in unrealized appreciation (depreciation) .......................................................... (23,096,115) 5,963,917
Net increase (decrease) in net assets resulting from operations .....................................................
(11,815,423) 53,952,299
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (4,817,382) (17,113,905)
  Class III ....................................................................................... (9,763,495) (30,384,213)
Decrease in net assets resulting from distributions to shareholders ...................................................
(14,580,877) (47,498,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
152,884,173 82,986,578
NET ASSETS
Total increase in net assets ............................................................................. 126,487,873 89,440,759
Beginning of year .................................................................................... 720,772,851 631,332,092
End of year ........................................................................................
$ 847,260,724 $ 720,772,851
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
42
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 3.51%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 12.40 $ 12.22 $ 11.53 $ 11.91 $ 11.79
Net investment income
(a)
.....................................
0.17 0.25 0.35 0.33 0.29
Net realized and unrealized gain (loss) ............................
(0.35) 0.82 0.73 (0.39) 0.13
Net increase (decrease) from investment operations ....................
(0.18) 1.07 1.08 (0.06) 0.42
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.29) (0.35) (0.32) (0.30)
From net realized gain .......................................
(0.07) (0.60) (0.04) — —
Total distributions ...........................................
(0.24) (0.89) (0.39) (0.32) (0.30)
Net asset value, end of year ...................................
$ 11.98 $ 12.40 $ 12.22 $ 11.53 $ 11.91
Total Return
(c)
(1.42)% 8.88% 9.49% (0.46)% 3.60%
Based on net asset value ......................................
(1.42)% 8.88% 9.49% (0.46)% 3.60%
(d)
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.65% 0.69% 0.74% 0.85%
(f)
0.94%
Total expenses after fees waived and/or reimbursed ....................
0.47% 0.51% 0.54% 0.58%
(f)
0.74%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.47% 0.51% 0.52% 0.55% 0.62%
Net investment income .......................................
1.44% 1.98% 2.90% 2.84% 2.43%
Supplemental Data
Net assets, end of year (000) ....................................
$ 232,294 $ 250,444 $ 245,548 $ 246,390 $ 152,138
Portfolio turnover rate
(g)
.......................................
647% 674% 536% 488% 627%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 334% 399% 326% 310% 389%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 12.24 $ 12.07 $ 11.40 $ 11.76 $ 11.65
Net investment income
(a)
.....................................
0.13 0.21 0.31 0.29 0.25
Net realized and unrealized gain (loss) ............................
(0.34) 0.81 0.71 (0.37) 0.12
Net increase (decrease) from investment operations ....................
(0.21) 1.02 1.02 (0.08) 0.37
Distributions
(b)
– – – – –
From net investment income ..................................
(0.13) (0.25) (0.31) (0.28) (0.26)
From net realized gain .......................................
(0.07) (0.60) (0.04) — —
Total distributions ...........................................
(0.20) (0.85) (0.35) (0.28) (0.26)
Net asset value, end of year ...................................
$ 11.83 $ 12.24 $ 12.07 $ 11.40 $ 11.76
Total Return
(c)
(1.69)% 8.54% 9.05% (0.63)% 3.21%
Based on net asset value ......................................
(1.69)% 8.54% 9.05% (0.63)% 3.21%
(d)
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.87% 0.92% 0.97% 1.06%
(f)
1.16%
Total expenses after fees waived and/or reimbursed ....................
0.78% 0.82% 0.85% 0.89%
(f)
1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.78% 0.82% 0.83% 0.86% 0.94%
Net investment income .......................................
1.12% 1.67% 2.58% 2.54% 2.15%
Supplemental Data
Net assets, end of year (000) ....................................
$ 614,967 $ 470,328 $ 385,784 $ 318,595 $ 267,651
Portfolio turnover rate
(g)
.......................................
647% 674% 536% 488% 627%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 334% 399% 326% 310% 389%
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
44
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan ( the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
46
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds : Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage -backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
48
include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund's maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments.
Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Total Return V.I. Fund CP Iris Holdco I, Inc., 1st Lien Term Loan ................. $ 6,277 $ 6,277 $ 6,261 $ (16)

Notes to Financial Statements
(continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
50
prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments

Notes to Financial Statements
(continued)

Notes to Financial Statements
on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: T he Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned s ubsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and Blackrock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2021, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,542,403,959.
For the year ended December 31, 2021, the Fund reimbursed the Manager $3,334 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $1,421,323.
Average Daily Net Assets
Investment
Advisory Fees
First $250 m illion ....................................................................................................... 0.50%
$250 m illion - $500 m illion ................................................................................................. 0.45
$500 million - $750 m illion ................................................................................................. 0.40
Greater than $750 m illion ................................................................................................. 0.35

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
52
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2021, the amount waived was $ 33,261 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2023.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Class I .......................................................................................................... $ 417,680
Class III ......................................................................................................... 844,386
$ 1,262,066
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.0 6
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Total Return V.I. Fund
Class I .......................................................................................................... $ 417,680
Class III ......................................................................................................... 503,232
$ 920,912
Class I ............................................................................................................. 0.60%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)

Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31 , 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE ABOVE
For the year ended December 31, 2021, purchases and sales related to mortgage dollar rolls were $2,570,771,759 and $2,573,596,428, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
Purchases ............................................................................................................... $ 154,775
Sales ................................................................................................................... 950,266
Net Realized Loss .......................................................................................................... (70,355)
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock Total Return V.I. Fund ......................................... $ 131,851,617 $ 78,163,147 $ 5,421,354,277 $ 5,246,051,630
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Total Return V.I. Fund
Ordinary income ............................................................................................ $ 11,815,769 $ 33,371,010
Long-term capital gains ........................................................................................ 2,765,108 14,127,108
$ 14,580,877 $ 47,498,118
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Total Return V.I. Fund .................................................
$ 334,739 $ 139,955 $ (3,532,066) $ (3,057,372)
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, foreign currency exchange contracts and options contracts, amortization methods of premiums and discounts on fixed income securities, the accounting for swap agreements, the accrual of income on securities in default and the classification of investments.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
54
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,107,555,453 $ 9,284,881 $ (12,338,340) $ (3,053,459)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
1,004,821 $ 12,131,216 1,409,606 $ 17,882,074
Shares issued in reinvestment of distributions ........................
407,962 4,947,460 1,381,177 17,237,300
Shares redeemed .........................................
(2,220,302) (26,884,647) (2,687,856) (33,738,108)
(807,519) $ (9,805,971) 102,927 $ 1,381,266
Class III
Shares sold .............................................
16,331,905 $ 195,401,044 10,034,207 $ 125,585,927
Shares issued in reinvestment of distributions ........................
821,013 9,828,497 2,475,459 30,474,770
Shares redeemed .........................................
(3,579,836) (42,539,397) (6,049,934) (74,455,385)
13,573,082 $ 162,690,144 6,459,732 $ 81,605,312
12,765,563 $ 152,884,173 6,562,659 $ 82,986,578

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
56
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
58
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock U.S. Government Bond V.I. Fund
Investment Objective
BlackRock U.S. Government Bond V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class III Shares performed in line with its benchmark, the Bloomberg U.S. Government/Mortgage Index, while the Fund’s Class I Shares outperformed the benchmark.
What factors influenced performance?
Positive contributors to performance relative to the benchmark included the Fund’s interest rate volatility strategies and positioning along the yield curve. Out-of-benchmark exposure to commercial mortgage-backed securities (“MBS”) also added to relative performance.
Exposure to non-U.S. dollar sovereign interest rates weighed most heavily on relative performance for the 12 months. The Fund’s long agency mortgage positioning relative to U.S. Treasuries also detracted toward the end of the period.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have any material impact on Fund performance over the 12 months.
During the period, the portfolio held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets. The Fund’s use of derivatives had a positive impact on Fund performance.
Describe recent portfolio activity.
During the reporting period, the Fund maintained an underweight bias with respect to duration and corresponding interest rate sensitivity relative to the benchmark. Within agency MBS, the Fund shifted from an underweight position to a long position, ultimately closing the year neutrally positioned. The Fund was heavily underweight specified pools relative to to-be-announced securities (“TBAs”) throughout 2021. The Fund’s exposure to emerging market rates was reduced to a minimal level over the period.
Describe portfolio positioning at period end.
The Fund was neutral on mortgages and favored higher coupons on the expectation for increasing borrower burnout and reduced refinancing activity. After having been heavily underweight specified pools versus an overweight in TBAs throughout 2021, the Fund has modestly increased specified pool exposure. The Fund favored duration exposure in the very front-end of the yield curve, on the view that the belly to the long end of the yield curve is more vulnerable to moving higher. The investment adviser remains constructive on agency MBS despite the pivot by the Fed with respect to its support for the asset class in late 2021.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 50%
U.S. Treasury Obligations ............................. 39
Non-Agency Mortgage-Backed Securities .................. 9
Asset-Backed Securities .............................. 2
Foreign Government Obligations ........................ —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock U.S. Government Bond V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses. The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
The Fund invests, under normal circumstances, at least 80% of its assets in fixed-income securities that are issued or guaranteed by the U.S. Government and its agencies. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Government/Mortgage Index (formerly Bloomberg Barclays U.S. Government/Mortgage Index), that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(d)
Bloomberg U.S. Mortgage-Backed Securities Index (formerly Bloomberg Barclays U.S. Mortgage-Backed Securities Index), an unmanaged index that includes the mortgage-backed pass-
through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c)
..................................................... 0.49% 0.03% (1.59)% 2.56% 1.94%
Class III
(c)
.................................................... 0.18 (0.17) (1.81) 2.26 1.65
(d)
Bloomberg U.S. Government/Mortgage Index .......................... — — (1.77) 2.85 2.21
Bloomberg U.S. Mortgage-Backed Securities Index ..................... — — (1.04) 2.50 2.28
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock U.S. Government Bond V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical
(a)
Expenses Paid
During the Period
Including Interest Expense
and Fees
Excluding Interest Expense
and Fees Annualized Expense Ratio
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Including
Interest
Expense and
Fees
(b)
Excluding
Interest
Expense and
Fees
(b)
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense and
Fees
Excluding
Interest
Expense and
Fees
Class I ....... $ 1,000.00 $ 998.70 $ 2.72 $ 2.72 $ 1,000.00 $ 1,022.48 $ 2.75 $ 1,022.48 $ 2.75 0.54% 0.54%
Class III ...... 1,000.00 997.20 4.28 4.28 1,000.00 1,020.92 4.33 1,020.92 4.33 0.85 0.85
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

The Benefits and Risks of Leveraging
5
The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2021
BlackRock Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.2%
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30 ............. USD 700 $ 700,331
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31 ....................... 495 494,465
Total Asset-Backed Securities — 2.2%
(Cost: $1,194,809) ............................... 1,194,796
Foreign Government Obligations — 0.0%
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)(c)
.... EUR 5 8,772
Total Foreign Government Obligations — 0.0%
(Cost: $10,756) ................................. 8,772
Non-Agency Mortgage-Backed Securities — 9.4%
Commercial Mortgage-Backed Securities — 8.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
.......... USD 139 138,831
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%, 10/15/35
(a)(b)
143 143,070
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.16%, 09/15/38
(a)(b)
152 151,710
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(a)
... 92 91,791
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(a)
... 255 254,520
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(a)
... 129 128,910
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 203,192
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.02%, 12/15/28
(a)
... 166 165,950
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.76%, 05/15/38
(a)
... 144 143,372
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 300 315,769
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(a)
... 36 35,718
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.39%, 06/15/23
(a)
... 60 59,948
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.22%, 12/10/49
(a)
.... 55 58,855
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 22 23,514
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
.................... 440 448,567
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 100 100,794
Series 2021-980M, Class A, 2.39%,
07/15/31 ..................... 100 100,209
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
.................... 51 56,099
Series 2019-C16, Class A3, 3.33%, 06/15/52 157 167,940
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.26%,
11/15/38
(a)(b)
..................... 168 168,032
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
.......... 100 99,880
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.14%,
12/15/36
(a)(b)
..................... USD 135 $ 134,836
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/37 ..... 308 309,116
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 0.98%, 11/15/36 .... 176 175,958
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.05%, 12/15/36 .... 140 139,931
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
..... 101 103,602
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.48%,
10/15/33
(a)(b)
..................... 100 99,969
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.06%,
11/15/38
(a)(b)
..................... 150 149,820
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 . 39 42,875
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(b)
... 145 144,725
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 05/15/31
(a)(b)
.... 160 159,903
4,517,406
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
...................... 128 6,978
BANK, Series 2021-BN33, Class XA, 1.06%,
05/15/64 ....................... 1,755 134,534
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 ........... 1,166 118,643
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 ... 1,722 162,676
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ....... 1,002 89,985
512,816
Total Non-Agency Mortgage-Backed Securities — 9.4%
(Cost: $5,028,660) ............................... 5,030,222
U.S. Government Sponsored Agency Securities — 55.3%
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 500 574,602
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.13%, 01/25/30
(a)
................. 204 16,062
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ...... 85 91,157
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.80%, 07/20/39
(a)
.............. 80 91,961
199,180
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 151 157,401

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ USD 138 $ 144,111
301,512
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ....... 105 15,611
Series 2020-32, Class PI, 4.00%, 05/25/50 119 17,576
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 146 19,245
Series 2020-146, Class DI, 2.50%, 10/20/50 173 19,153
Series 2020-162, Class TI, 2.50%, 10/20/50 348 36,527
Series 2020-175, Class DI, 2.50%, 11/20/50 88 10,100
Series 2020-185, Class MI, 2.50%, 12/20/50 274 33,328
151,540
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
. 424 4
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
Series K094, Class X1, 0.88%, 06/25/29 .. 209 12,249
Series K105, Class X1, 1.52%, 03/25/53 .. 669 71,743
Series K107, Class X1, 1.59%, 01/25/30 .. 185 20,665
Series K109, Class X1, 1.58%, 04/25/30 .. 141 15,809
Series K113, Class X1, 1.39%, 06/25/30 .. 200 20,269
Series K115, Class X1, 1.33%, 06/25/30 .. 199 19,428
Series K116, Class X1, 1.43%, 07/25/30 .. 107 11,016
Series K119, Class X1, 0.93%, 09/25/30 .. 181 12,593
Series K120, Class X1, 1.04%, 10/25/30 .. 774 60,104
Series K122, Class X1, 0.88%, 11/25/30 .. 256 17,241
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58
(a)
.......... 257 44,120
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2002-83, 0.00%, 10/16/42
(d)
...... 429 4
Series 2003-17, 0.00%, 03/16/43
(d)
...... 453 5
Series 2003-109, 0.00%, 11/16/43 ...... 703 28
Series 2016-22, 0.72%, 11/16/55 ....... 1,396 43,155
Series 2016-45, 0.80%, 02/16/58 ....... 602 26,453
Series 2016-92, 0.62%, 04/16/58 ....... 157 6,114
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 720 42,492
Series 2016-151, 1.01%, 06/16/58 ...... 549 27,618
Series 2017-30, 0.55%, 08/16/58 ....... 301 10,052
Series 2017-61, 0.78%, 05/16/59 ....... 220 10,702
Series 2017-64, 0.75%, 11/16/57 ....... 179 9,001
480,865
Mortgage-Backed Securities — 52.1%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 ........... 120 125,176
3.00%, 09/01/27 - 12/01/46 ........... 216 227,682
3.50%, 04/01/31 - 01/01/48 ........... 306 329,105
4.00%, 08/01/40 - 12/01/45 ........... 42 46,046
4.50%, 02/01/39 - 07/01/47 ........... 114 125,009
5.00%, 10/01/41 - 11/01/41 ........... 80 90,004
5.50%, 06/01/41 .................. 64 73,106
8.00%, 12/01/29 - 07/01/30 ........... 15 16,601
Federal National Mortgage Association
3.50%, 11/01/46 .................. 98 105,029
4.00%, 01/01/41 .................. 4 3,987
Government National Mortgage Association
2.00%, 01/15/52
(e)
................. 1,464 1,477,217
2.50%, 01/15/52 - 02/15/52
(e)
.......... 1,095 1,120,902
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 02/15/45 - 05/20/50 ........... USD 29 $ 30,596
3.00%, 01/15/52
(e)
................. 1,412 1,460,930
3.50%, 01/15/42 - 04/20/48 ........... 750 794,694
3.50%, 01/15/52
(e)
................. 127 132,732
4.00%, 09/20/40 - 06/20/50 ........... 1,196 1,278,907
4.50%, 12/20/39 - 02/15/42 ........... 566 628,557
5.00%, 12/15/38 - 07/20/42 ........... 52 59,395
5.00%, 01/15/52
(e)
................. 126 134,338
5.50%, 01/15/34 .................. 221 248,935
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(e)
.......... 1,355 1,332,906
2.00%, 10/01/31 - 11/01/50 ........... 91 92,721
2.00%, 01/25/37 - 02/25/52
(e)
.......... 4,954 4,938,287
2.50%, 04/01/30 - 12/01/35 ........... 509 529,982
2.50%, 01/25/52 - 02/25/52
(e)
.......... 5,242 5,340,259
3.00%, 04/01/29 - 08/01/50 ........... 1,521 1,602,540
3.00%, 01/25/52 - 02/25/52
(e)
.......... 984 1,019,268
3.50%, 08/01/30 - 08/01/50 ........... 748 799,601
3.50%, 01/25/52
(e)
................. 561 590,864
4.00%, 01/01/26 - 06/01/50 ........... 790 862,101
4.00%, 01/25/52 - 02/25/52
(e)
.......... 779 828,054
4.50%, 05/01/24 - 04/01/49 ........... 369 401,524
4.50%, 01/25/52
(e)
................. 518 554,897
5.00%, 09/01/35 - 08/01/41 ........... 129 144,591
5.00%, 01/25/52
(e)
................. 3 3,269
5.50%, 05/01/34 - 12/01/39 ........... 146 166,246
6.00%, 04/01/35 - 06/01/41 ........... 154 177,258
6.50%, 05/01/40 .................. 27 30,970
27,924,286
Total U.S. Government Sponsored Agency Securities — 55.3%
(Cost: $29,562,145) ............................... 29,631,985
U.S. Treasury Obligations — 43.6%
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 212 291,167
4.50%, 08/15/39 .................. 170 240,072
4.38%, 11/15/39 .................. 170 236,931
4.63%, 02/15/40 .................. 42 60,324
3.88%, 08/15/40 .................. 42 55,356
1.75%, 08/15/41 .................. 2 2,036
3.13%, 02/15/43 .................. 660 795,480
2.88%, 05/15/43 - 11/15/46 ........... 1,290 1,512,088
3.63%, 08/15/43 .................. 660 856,144
3.75%, 11/15/43 .................. 660 872,824
2.50%, 02/15/45 .................. 154 169,358
2.75%, 11/15/47 .................. 154 179,290
3.00%, 02/15/48 .................. 784 956,909
2.25%, 08/15/49 .................. 815 872,273
1.63%, 11/15/50 .................. 85 79,193
U.S. Treasury Notes
1.50%, 01/31/22 - 02/15/30 ........... 4,401 4,424,763
1.75%, 04/30/22 - 11/15/29 ........... 2,995 3,018,034
2.13%, 12/31/22 - 05/15/25 ........... 2,650 2,719,731
0.50%, 03/15/23 - 05/31/27 ........... 873 854,838
0.25%, 04/15/23 .................. 214 213,281
2.25%, 11/15/24 - 08/15/27 ........... 1,627 1,702,196
2.00%, 02/15/25 .................. 1,580 1,627,400
0.38%, 04/30/25 .................. 367 358,857
0.63%, 03/31/27 .................. 146 141,124
2.88%, 08/15/28 .................. 380 415,001
3.13%, 11/15/28 .................. 380 422,379

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 .................. USD 266 $ 269,855
Total U.S. Treasury Obligations — 43.6%
(Cost: $22,580,452) ............................... 23,346,904
Total Long-Term Investments — 110.5%
(Cost: $58,376,822) ............................... 59,212,679
Shares
Shares
Short-Term Securities — 24.1%
Money Market Funds — 15.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(f)(g)
.................. 8,097,193 8,097,193
Total Money Market Funds — 15.1%
(Cost: $8,097,193) ............................... 8,097,193
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 9.0%
Federal Home Loan Bank Discount Notes,
0.13%, 06/17/22
(h)
................ 4,800 4,795,826
Total U.S. Government Sponsored Agency Securities — 9.0%
(Cost: $4,797,061) ............................... 4,795,826
Total Short-Term Securities — 24.1%
(Cost: $12,894,254) ............................... 12,893,019
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.0%
( Cost: $12,409 ) ................................. $ 8,150
Total Investments Before Options Written and TBA Sale
Commitments — 134.6%
(Cost: $71,283,485 ) ............................... 72,113,848
Total Options Written — (0.3)%
(Premium Received — $200,196) ..................... (152,962)
TBA Sale Commitments — (10.1)%
(e)
Mortgage-Backed Securities — (10.1)%
Government National Mortgage Association
3.50% ,  01/15/52 .................. USD 30 (31,237)
4.50% ,  01/15/52 .................. 527 (556,599)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/37 - 01/25/52 ........... 1,754 (1,763,098)
2.50% ,  01/25/37 - 02/25/52 ........... 2,203 (2,248,690)
3.00% ,  01/25/37 - 01/25/52 ........... 411 (427,023)
3.50% ,  01/25/37 - 01/25/52 ........... 98 (103,156)
4.00% ,  01/25/52 .................. 237 (252,090)
5.00% ,  01/25/52 .................. 3 (3,269)
Total TBA Sale Commitments — (10.1)%
(Proceeds: $5,389,270) ............................ (5,385,162)
Total Investments Net of Options Written and TBA Sale
Commitments — 124.2%
(Cost: $65,694,019 ) ............................... 66,575,724
Liabilities in Excess of Other Assets — (24.2)% ............ (12,989,143)
Net Assets — 100.0% ............................... $ 53,586,581
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,156,232 $ 5,940,961 $ — $ — $ — $ 8,097,193 8,097,193 $ 274 $ —
— —
(a)
Represents net amount purchased (sold).

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 14 03/22/22 $ 1,825 $ (4,716)
U.S. Treasury 2 Year Note .................................................... 44 03/31/22 9,598 (10,150)
U.S. Treasury 5 Year Note .................................................... 18 03/31/22 2,176 (3,530)
(18,396)
Short Contracts
Euro- Buxl ............................................................... 1 03/08/22 235 10,702
U.S. Treasury 10 Year Ultra Note ............................................... 4 03/22/22 584 2,867
U.S. Treasury Long Bond .................................................... 6 03/22/22 960 (4,448)
9,121
$ (9,275)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 7,239 Bank of America NA 01/18/22 $ 37
AUD 10,000 USD 7,150 Deutsche Bank AG 01/18/22 126
CLP 8,597,192 USD 10,000 Natwest Markets plc 01/18/22 72
MXN 208,167 USD 10,000 UBS AG 01/18/22 143
ZAR 160,794 USD 10,000 Goldman Sachs International 01/18/22 70
AUD 187,115 USD 135,174 Goldman Sachs International 03/16/22 986
BRL 388,466 USD 67,000 Deutsche Bank AG 03/16/22 1,541
MXN 2,836,406 USD 133,291 HSBC Bank plc 03/16/22 3,517
ZAR 1,078,826 USD 66,646 Citibank NA 03/16/22 381
6,873
RUB 742,772 USD 10,000 Goldman Sachs International 01/18/22 (128)
USD 14,259 AUD 20,000 Standard Chartered Bank 01/18/22 (293)
USD 11,305 EUR 10,000 State Street Bank and Trust Co. 01/18/22 (83)
USD 20,000 MXN 419,303 Goldman Sachs International 01/18/22 (430)
USD 10,000 ZAR 160,850 HSBC Bank plc 01/18/22 (74)
RUB 9,973,670 USD 133,000 UBS AG 03/16/22 (1,708)
USD 18,783 CAD 24,000 Royal Bank of Canada 03/16/22 (187)
(2,903)
$ 3,970
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 3 $ 11
USD Currency ............... One-Touch HSBC Bank USA, NA 03/10/22 CNH 6.70 CNH 6.70 USD 12 352
363
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 3 31
$ 394
$ –

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 1,000 $ 7,756
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 7 01/21/22 USD 131.00 USD 700 $ (2,406)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/28/22 1.75 % USD 500 $ (9,972)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (4,049)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,200 (33,885)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,200 (50,122)
(98,028)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Bank of America NA 02/28/22 1.75 USD 500 (3,184)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (1,303)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,200 (10,566)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 2,600 (14,966)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 USD 5,500 (3,748)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,200 (18,761)
(52,528)
$ (150,556)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 1,385 $ 2,844 $ — $ 2,844
0.51% Semi-Annual 3 month LIBOR Quarterly 04/07/24 USD 72 748 — 748
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 (4,247) — (4,247)
$ (655) $ — $ (655)

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 334 $ (23,299) $ — $ (23,299)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 250 $ (12,395) — $ (12,395)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 117 $ 452 — $ 452
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 117 $ 316 — $ 316
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 122 $ (1,243) — $ (1,243)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 122 $ (1,209) — $ (1,209)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 51 $ (317) — $ (317)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 71 $ (240) — $ (240)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 61 $ 280 — $ 280
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 61 $ 506 — $ 506
$ (37,149) $ — $ (37,149)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 59,402 $ (26) $ — $ (26)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 29,773 (20) — (20)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 29,047 (28) — (28)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 59,671 (60) — (60)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 29,691 — — –
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 29,401 6 — 6
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 26,143 58 — 58
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 13,071 39 — 39
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 12,853 45 — 45
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 26,215 103 — 103
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 13,035 17 — 17
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 12,890 7 — 7
$ 141 $ — $ 141
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 5,146 $ (42,950) $ —
OTC Swaps ..................................................... — — 275 (134) —
Options Written ................................................... N/A N/A 59,947 (12,713) (152,962)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 13,569 $ — $ 13,569
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,873 — — 6,873
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 394 7,756 — 8,150
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,592 1,554 5,146
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 275 — 275
$ — $ — $ — $ 7,267 $ 25,192 $ 1,554 $ 34,013
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 22,844 — 22,844
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,903 — — 2,903
Options written
(b)
Options written at value ..................... — — — — 152,962 — 152,962
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 4,247 38,703 42,950
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 134 — 134
$ — $ — $ — $ 2,903 $ 180,187 $ 38,703 $ 221,793
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (21,762) $ — $ (21,762)
Forward foreign currency exchange contracts .... — — — (84,641) — — (84,641)
Options purchased
(a)
.................... — — — (21,482) 242,743 — 221,261
Options written ........................ — — — 17,537 31,601 — 49,138
Swaps .............................. — — — — (57,865) (70,044) (127,909)
$ — $ — $ — $ (88,586) $ 194,717 $ (70,044) $ 36,087
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (31,889) — (31,889)
Forward foreign currency exchange contracts .... — — — 23,184 — — 23,184
Options purchased
(b)
.................... — — — (2,441) (743) — (3,184)
Options written ........................ — — — — 47,234 — 47,234
Swaps .............................. — — — — 65,953 (33,588) 32,365
$ — $ — $ — $ 20,743 $ 80 , 555 $ (33,588) $ 67 , 710
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 14,732,185
Average notional value of contracts — short ................................................................................. 5,587,288
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,275,424
Average amounts sold — in USD ........................................................................................ 311,761
Options:
Average value of option contracts purchased ................................................................................ 72,429
Average value of option contracts written ................................................................................... 1,201
Average notional value of swaption contracts purchased ......................................................................... 1,403,000
Average notional value of swaption contracts written ........................................................................... 7,762,754
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 1,600,458
Average notional value — receives fixed rate ................................................................................ 1,033,982
Inflation swaps:
Average notional value — receives fixed rate ................................................................................ 1,179,836
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,928 $ 5,783
Forward foreign currency exchange contracts ................................................................. 6,873 2,903
Options
(a)(b)
........................................................................................ 8,150 152,962
Swaps — Centrally cleared ............................................................................. 4,147 —
Swaps — OTC
(c)
.................................................................................... 275 134
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 23,373 $ 161,782
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(8,075) (8,189)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 15,298 $ 153,593
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 37 $ (37) $ — $ — $ —
Barclays Bank plc ................................ 7,756 (7,756) — — —
Citibank NA .................................... 381 — — — 381
Deutsche Bank AG ............................... 1,667 (1,667) — — —
Goldman Sachs International ........................ 1,247 (644) — — 603
HSBC Bank plc .................................. 3,517 (74) — — 3,443
HSBC Bank USA, NA ............................. 352 — — — 352
JPMorgan Chase Bank NA .......................... 126 (48) — — 78
Natwest Markets plc .............................. 72 — — — 72
UBS AG ...................................... 143 (143) — — —
$ 15,298 $ (10,369) $ — $ — $ 4,929
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 13,156 $ (37) $ — $ — $ 13,119
Barclays Bank plc ................................ 48,199 (7,756) — — 40,443
Deutsche Bank AG ............................... 89,201 (1,667) — — 87,534
Goldman Sachs International ........................ 644 (644) — — —
HSBC Bank plc .................................. 74 (74) — — —
JPMorgan Chase Bank NA .......................... 48 (48) — — —
Royal Bank of Canada ............................. 187 — — — 187
Standard Chartered Bank ........................... 293 — — — 293
State Street Bank and Trust Co. ...................... 83 — — — 83
UBS AG ...................................... 1,708 (143) — — 1,565
$ 153,593 $ (10,369) $ — $ — $ 143,224
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,194,796 $ — $ 1,194,796
Foreign Government Obligations .............................. — 8,772 — 8,772
Non-Agency Mortgage-Backed Securities ........................ — 5,030,222 — 5,030,222
U.S. Government Sponsored Agency Securities .................... — 29,631,976 9 29,631,985
U.S. Treasury Obligations ................................... — 23,346,904 — 23,346,904
Short-Term Securities
Money Market Funds ...................................... 8,097,193 — — 8,097,193
U.S. Government Sponsored Agency Securities .................... — 4,795,826 — 4,795,826
Options Purchased
Foreign currency exchange contracts ........................... — 394 — 394
Interest rate contracts ...................................... — 7,756 — 7,756
Liabilities
Investments
TBA Sale Commitments .................................... — (5,385,162) — (5,385,162)
$ 8,097,193 $ 58,631,484 $ 9 $ 66,728,686
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 6,873 $ — $ 6,873
Interest rate contracts ....................................... 13,569 3,867 — 17,436
Other contracts ........................................... — 1,554 — 1,554
Liabilities
Foreign currency exchange contracts ............................ — (2,903) — (2,903)
Interest rate contracts ....................................... (25,250) (154,937) — (180,187)
Other contracts ........................................... — (38,703) — (38,703)
$ (11,681) $ (184,249) $ — $ (195,930)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
December 31, 2021
17
Financial Statements
BlackRock U.S.
Government Bond
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 64,016,655
Investments, at value — affiliated
(b)
......................................................................................... 8,097,193
Cash pledged: –
Futures contracts .................................................................................................... 51,000
Centrally cleared swaps ................................................................................................ 86,941
Foreign currency, at value
(c)
.............................................................................................. 243,091
Receivables: –
Investments sold .................................................................................................... 9,493,225
TBA sale commitments ................................................................................................ 5,389,270
Capital shares sold ................................................................................................... 124,901
Dividends — affiliated ................................................................................................. 37
Interest — unaffiliated ................................................................................................. 217,153
Variation margin on futures contracts ....................................................................................... 3,928
Variation margin on centrally cleared swaps .................................................................................. 4,147
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,873
OTC swaps ........................................................................................................ 275
Prepaid expenses ..................................................................................................... 1,307
Total assets .........................................................................................................
87,735,996
LIABILITIES
Options written, at value
(d)
................................................................................................ 152,962
TBA sale commitments, at value
(e)
.......................................................................................... 5,385,162
Payables: –
Investments purchased ................................................................................................ 28,451,183
Capital shares redeemed ............................................................................................... 3,902
Distribution fees ..................................................................................................... 1,014
Income dividend distributions ............................................................................................ 27,654
Investment advisory fees .............................................................................................. 10,686
Directors' and Officer's fees ............................................................................................. 2,246
Other affiliate fees ................................................................................................... 213
Variation margin on futures contracts ....................................................................................... 5,783
Other accrued expenses ............................................................................................... 105,573
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,903
OTC swaps ........................................................................................................ 134
Total liabilities ........................................................................................................
34,149,415
NET ASSETS ........................................................................................................
$ 53,586,581
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 55,751,823
Accumulated loss ..................................................................................................... (2,165,242)
NET ASSETS ........................................................................................................
$ 53,586,581
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 63,186,292
(b)
  Investments, at cost — affiliated .......................................................................................... $ 8,097,193
(c)
  Foreign currency, at cost ............................................................................................... $ 232,752
(d)
  Premiums received .................................................................................................. $ 200,196
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 5,389,270
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 48,507,240
Shares outstanding .................................................................................................
4,619,912
Net asset value ....................................................................................................
$ 10.50
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 5,079,341
Shares outstanding .................................................................................................
483,938
Net asset value ....................................................................................................
$ 10.50
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
19
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 274
Interest — unaffiliated ................................................................................................ 678,784
Foreign taxes withheld ................................................................................................ (148)
Total investment income .................................................................................................
678,910
EXPENSES
Investment advisory .................................................................................................. 284,229
Transfer agent — class specific .......................................................................................... 111,625
Professional ....................................................................................................... 71,072
Accounting services .................................................................................................. 66,150
Custodian ......................................................................................................... 17,337
Distribution — class specific ............................................................................................ 13,309
Transfer agent ...................................................................................................... 4,992
Miscellaneous ...................................................................................................... 22,179
Total expenses excluding interest expense .....................................................................................
590,893
Interest expense ...................................................................................................... 1,053
Total expenses .......................................................................................................
591,946
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (148,829)
Transfer agent fees reimbursed — class specific ............................................................................... (108,431)
Total expenses after fees waived and/or reimbursed ..............................................................................
334,686
Net investment income ..................................................................................................
344,224
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,353,463)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 158,441
Forward foreign currency exchange contracts ............................................................................... (84,641)
Foreign currency transactions ......................................................................................... 1,465
Futures contracts .................................................................................................. (21,762)
Options written ................................................................................................... 49,138
Short sales — unaffiliated ............................................................................................ 1,658
Swaps ......................................................................................................... (127,909)
A
(23,610)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (1,400,207)
Forward foreign currency exchange contracts ............................................................................... 23,184
Foreign currency translations .......................................................................................... (540)
Futures contracts .................................................................................................. (31,889)
Options written ................................................................................................... 47,234
Swaps ......................................................................................................... 32,365
A
(1,329,853)
Net realized and unrealized loss ............................................................................................
(1,353,463)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (1,009,239)

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
20
See notes to financial statements.
BlackRock U.S. Government Bond V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 344,224 $ 962,550
Net realized gain (loss) .............................................................................. (23,610) 1,833,792
Net change in unrealized appreciation (depreciation) .......................................................... (1,329,853) 1,337,365
Net increase (decrease) in net assets resulting from operations .....................................................
(1,009,239) 4,133,707
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (580,924) (1,011,925)
  Class III ....................................................................................... (44,621) (133,418)
Decrease in net assets resulting from distributions to shareholders ...................................................
(625,545) (1,145,343)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(6,892,429) 2,562,829
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (8,527,213) 5,551,193
Beginning of year .................................................................................... 62,113,794 56,562,601
End of year ........................................................................................
$ 53,586,581 $ 62,113,794
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.79 $ 10.32 $ 9.93 $ 10.12 $ 10.18
Net investment income
(a)
.....................................
0.07 0.16 0.23 0.21 0.16
Net realized and unrealized gain (loss) ............................
(0.24) 0.50 0.40 (0.18) (0.01)
Net increase (decrease) from investment operations ....................
(0.17) 0.66 0.63 0.03 0.15
Distributions from net investment income
(b)
........................
(0.12) (0.19) (0.24) (0.22) (0.21)
Net asset value, end of year ...................................
$ 10.50 $ 10.79 $ 10.32 $ 9.93 $ 10.12
Total Return
(c)
(1.59)% 6.46% 6.36% 0.29% 1.52%
Based on net asset value ......................................
(1.59)% 6.46% 6.36% 0.29% 1.52%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.02% 1.09% 1.70% 1.85% 1.31%
Total expenses after fees waived and/or reimbursed ....................
0.56% 0.63% 1.31% 1.27% 1.01%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.56% 0.54% 0.74% 0.82% 0.87%
Net investment income .......................................
0.63% 1.54% 2.22% 2.10% 1.58%
Supplemental Data
Net assets, end of year (000) ....................................
$ 48,507 $ 55,191 $ 53,865 $ 54,820 $ 65,100
Portfolio turnover rate
(e)
.......................................
706% 672% 699% 737% 1,052%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 373% 415% 445% 435% 681%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
22
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.78 $ 10.32 $ 9.92 $ 10.11 $ 10.18
Net investment income
(a)
.....................................
0.04 0.13 0.19 0.18 0.13
Net realized and unrealized gain (loss) ............................
(0.23) 0.49 0.42 (0.18) (0.02)
Net increase (decrease) from investment operations ....................
(0.19) 0.62 0.61 0.00 0.11
Distributions from net investment income
(b)
........................
(0.09) (0.16) (0.21) (0.19) (0.18)
Net asset value, end of year ...................................
$ 10.50 $ 10.78 $ 10.32 $ 9.92 $ 10.11
Total Return
(c)
(1.81)% 6.03% 6.14% (0.01)% 1.10%
Based on net asset value ......................................
(1.81)% 6.03% 6.14% (0.01)% 1.10%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.22% 1.28% 1.89% 2.03% 1.45%
Total expenses after fees waived and/or reimbursed ....................
0.87% 0.92% 1.61% 1.57% 1.30%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.87% 0.84% 1.03% 1.13% 1.17%
Net investment income .......................................
0.34% 1.19% 1.86% 1.86% 1.30%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,079 $ 6,923 $ 2,698 $ 3,305 $ 1,785
Portfolio turnover rate
(e)
.......................................
706% 672% 699% 737% 1,052%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 373% 415% 445% 435% 681%
See notes to financial statements.

Notes to Financial Statements
23
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock U.S.
Government Bond V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2021, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$1,314,833 and 0.07%, respectively.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
28
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: T he Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $360 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $13,309.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021, the Fund did not pay any amounts to affiliates in return for these services .
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive 0.26% of its investment advisory fees paid by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
For the year ended December 31, 2021, the amount waived was $147,800.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. . For the year ended December 31, 2021, the amount waived was $1,029.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43
Class I .......................................................................................................... $ 103,70 3
Class III ......................................................................................................... 7,92 2
$ 111,625

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
30
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock U.S. Government Bond V.I. Fund
Class I .......................................................................................................... $ 103,703
Class III ......................................................................................................... 4,728
$ 108,431
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 59,468
Net Realized Loss .......................................................................................................... (5,191)
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
U.S. Government Bond V.I .............................................. $ 24,116,336 $ 28,539,728 $ 423,805,475 $ 422,768,282

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
For the year ended December 31, 2021, purchases and sales related to mortgage dollar rolls were $211,214,846 and $211,476,552, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock U.S. Government Bond V.I. Fund
Ordinary income ............................................................................................ $ 625,545 $ 1,145,343
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock U.S. Government Bond V.I. Fund .........................................
$ 234,916 $ (3,228,744) $ 828,586 $ (2,165,242)
(a)
Subject to limitation, amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities and the accounting for swap agreements.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Government Bond V.I. Fund ............................... $ 71,298,511 $ 1,409 ,846 $ (591,616) $ 818 ,230

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
32
that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Government Bond V.I. Fund
Class I
Shares sold .............................................
360,686 $ 3,821,135 677,367 $ 7,262,948
Shares issued in reinvestment of distributions ........................
57,610 611,049 97,090 1,041,697
Shares redeemed .........................................
(914,738) (9,677,139) (875,669) (9,410,157)
(496,442) $ (5,244,955) (101,212) $ (1,105,512)
Class III
Shares sold .............................................
680,230 $ 7,227,585 2,446,165 $ 25,979,537
Shares issued in reinvestment of distributions ........................
4,581 48,594 12,220 131,707
Shares redeemed .........................................
(842,934) (8,923,653) (2,077,768) (22,442,903)
(158,123) $ (1,647,474) 380,617 $ 3,668,341
(654,565) $ (6,892,429) 279,405 $ 2,562,829

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders
34
To the Shareholders of BlackRock U.S. Government Bond V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Government Bond V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
35
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
COP Colombian Peso
EUR Euro
MXN Mexican Peso
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
IBR Colombian Reference Banking Indicator
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the "Funds"), each a series of Variable Series Funds or Variable Series
Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November
9-10, 2021 and the Board (together with the Board, the "Boards") of Variable Series Funds II, on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund
and BlackRock U.S. Government Bond V.I. Fund, met on November 18-19, 2021 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock
Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings,
the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Boards stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Director of the Company.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 102 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 102 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 102 Portfolios The Boeing Company
since 2021

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company's by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 102 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 104 Portfolios None
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 104 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Director of the Company. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Director of the Company.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Directors of the Company.

Additional Information
Additional Information
Proxy Results
At a Special Meeting of Shareholders of BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds II, Inc., held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the Fund’s fundamental investment restrictions and an amendment to the
Corporation’s bylaws to reflect the amendment of such fundamental investment restrictions with respect to the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1c. To approve the amendment of the fundamental investment restriction regarding the issuance of senior securities and an amendment to the
Corporation’s bylaws to reflect the amendment of such fundamental investment restriction with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1d. To Approve the Amendment of the Fundamental Investment Restriction Regarding investing in real estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To approve the amendment of the fundamental investment restriction regarding underwriting and an amendment to the Corporation’s bylaws to reflect the amendment of such fundamental investment restriction with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
60,190,341 4,212,385 5,745,825
For Against Abstain
59,931,623 4,278,207 5,938,721
For Against Abstain
59,690,626 4,132,370 6,325,555
For Against Abstain
58,946,817 5,379,701 5,822,033
For Against Abstain
59,048,773 3,934,363 7,165,414
For Against Abstain
59,279,625 4,851,336 6,017,590
For Against Abstain
58,319,917 5,688,078 6,140,556

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders
Proposal 1h. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 2. To approve an amendment to the Corporation’s bylaws to remove fundamental policies and all references thereto with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
For Against Abstain
58,425,396 5,590,092 6,133,063
For Against Abstain
59,255,851 5,136,019 5,756,681

Additional Information
(continued)
Additional Information
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$38,784	$39,984	$210	$0	$13,600	$13,600	$0	$0
BlackRock Total Return V.I. Fund	$49,389	$50,898	$210	$0	$14,900	$14,900	$0	$0
BlackRock U.S. Government Bond V.I. Fund	$37,168	$38,352	$210	$0	$14,900	$14,900	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$13,810	$13,600
BlackRock Total Return V.I. Fund	$15,110	$14,900
BlackRock U.S. Government Bond V.I. Fund	$15,110	$14,900

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 25, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 25, 2022